As filed with the Securities and Exchange Commission on 02.26.2016

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

811-10267

Investment Company Act file number:

GPS Funds I

(Exact name of registrant as specified in charter)

1655 Grant Street, 10th Floor

Concord CA 94520

(Address of principal executive offices) (Zip code)

Patrick R. Young

AssetMark, Inc.

1655 Grant Street, 10th Floor

Concord CA 94520

(Name and address of agent for service)

(800) 664-5345

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2016

Date of reporting period:   December 31, 2015

Item 1. Schedule of Investments.

GuideMark® Large Cap Core Fund

Schedule of Investments

December 31, 2015 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 95.75%
	Aerospace & Defense - 1.11%
2,478	Boeing Co.	$358,294
2,000	BWX Technologies, Inc.	63,540
1,065	General Dynamics Corp.	146,289
3,500	Hexcel Corp.	162,575
2,200	Honeywell International, Inc.	227,854
500	Huntington Ingalls Industries, Inc. (a)	63,425
2,734	L-3 Communications Holdings, Inc. (a)	326,740
1,700	Lockheed Martin Corp.	369,155
2,100	Northrop Grumman Corp.	396,501
2,200	Orbital ATK, Inc.	196,548
1,044	Raytheon Co.	130,009
5,000	Spirit AeroSystems Holdings, Inc. - Class A (b)	250,350
1,000	TransDigm Group, Inc. (b)	228,450
600	United Technologies Corp.	57,642

		2,977,372

	Air Freight & Logistics - 0.40%
6,200	C.H. Robinson Worldwide, Inc.	384,524
4,400	Expeditors International of Washington	198,440
700	FedEx Corp.	104,293
4,000	United Parcel Service, Inc. - Class B	384,920

		1,072,177

	Airlines - 0.57%
4,000	Alaska Air Group, Inc.	322,040
1,400	American Airlines Group, Inc.	59,290
12,824	Delta Air Lines, Inc.	650,049
18,800	JetBlue Airways Corp. (b)	425,820
1,400	Southwest Airlines Co.	60,284

		1,517,483

	Auto Components - 0.43%
2,700	Delphi Automotive Plc	231,471
3,474	Gentex Corp.	55,619
18,800	Goodyear Tire & Rubber Co.	614,196
1,700	Lear Corp.	208,811
562	WABCO Holdings, Inc. (b)	57,470

		1,167,567

	Automobiles - 0.27%
40,500	Ford Motor Co.	570,645
3,099	General Motors Co.	105,397
1,000	Thor Industries, Inc.	56,150

		732,192

	Banks - 3.86%
67,700	Bank of America Corp.	1,139,391
1,500	BankUnited, Inc.	54,090
6,100	CIT Group, Inc.	242,170
24,800	Citigroup, Inc.	1,283,400
2,400	East West Bancorp, Inc.	99,744
4,600	Fifth Third Bancorp	92,460
12,100	First Niagara Financial Group, Inc.	131,285
3,100	First Republic Bank	204,786
5,000	Huntington Bancshares, Inc.	55,300
41,300	JPMorgan Chase & Co.	2,727,039
1,900	PNC Financial Services Group, Inc.	181,089
16,900	Popular, Inc.	478,946
19,900	Regions Financial Corp.	191,040
5,400	SunTrust Banks, Inc.	231,336
6,600	Synovus Financial Corp.	213,708
6,500	U.S. Bancorp	277,355
50,800	Wells Fargo & Co.	2,761,488

		10,364,627

	Beverages - 1.69%
2,591	Brown-Forman Corp. - Class A (a)	285,295
2,800	Brown-Forman Corp. - Class B	277,984
1,900	Coca-Cola Enterprises, Inc.	93,556
3,100	Constellation Brands, Inc.	441,564
5,600	Dr. Pepper Snapple Group, Inc.	521,920
1,100	Monster Beverage Corp. (b)	163,856
17,000	PepsiCo, Inc.	1,698,640
24,300	The Coca-Cola Co.	1,043,928

		4,526,743

	Biotechnology - 2.94%
2,500	Alkermes Plc (b)	198,450
7,600	Amgen, Inc.	1,233,708
1,700	Baxalta, Inc.	66,351
3,000	Biogen, Inc. (b)	919,050
1,796	BioMarin Pharmaceutical, Inc. (b)	188,149
914	Bluebird Bio, Inc. (b)	58,697
6,326	Celgene Corp. (b)	757,602
23,600	Gilead Sciences, Inc.	2,388,084
3,100	Incyte Corp. (b)	336,195
4,383	Intrexon Corp. (a)(b)	132,147
24,600	OPKO Health, Inc. (a)(b)	247,230
600	Regeneron Pharmaceuticals, Inc. (b)	325,722
7,535	Seattle Genetics, Inc. (a)(b)	338,171
4,129	United Therapeutics Corp. (b)	646,643
500	Vertex Pharmaceuticals, Inc. (b)	62,915

		7,899,114

	Building Products - 0.75%
5,400	A. O. Smith Corp.	413,694
6,600	Allegion Plc	435,072
1,200	Fortune Brands Home & Security, Inc.	66,600
4,900	Lennox International, Inc. (a)	612,010
10,600	Masco Corp.	299,980
4,200	Owens Corning, Inc.	197,526

		2,024,882

	Capital Markets - 1.03%
400	Affiliated Managers Group (b)	63,904
1,300	Ameriprise Financial, Inc.	138,346
9,800	Artisan Partners Asset Management, Inc. - Class A	353,388
9,000	Eaton Vance Corp.	291,870
5,500	Federated Investors, Inc.	157,575
9,100	Lazard Ltd. - Class A - ADR	409,591
1,400	LPL Financial Holdings, Inc. (a)	59,710
6,400	Morgan Stanley	203,584
11,500	SEI Investments Co.	602,600
3,500	T. Rowe Price Group, Inc.	250,215
7,800	Waddell & Reed Financial, Inc. - Class A	223,548

		2,754,331

	Chemicals - 0.82%
2,200	Airgas, Inc. (a)	304,304
9,800	Cabot Corp.	400,624
1,400	Ecolab, Inc.	160,132
900	International Flavors & Fragrances, Inc.	107,676
1,400	LyondellBasell Industries NV - Class A	121,660
2,900	Monsanto Co. (a)	285,708
700	NewMarket Corp.	266,511
1,300	PPG Industries, Inc.	128,466
3,000	RPM International, Inc.	132,180
3,190	The Dow Chemical Co.	164,221
4,900	The Mosaic Co.	135,191

		2,206,673

	Commercial Services & Supplies - 1.08%
6,300	Avery Dennison Corp.	394,758
5,600	Cintas Corp.	509,880
1,500	Clean Harbors, Inc. (b)	62,475
2,967	KAR Auction Services, Inc.	109,868
2,800	Pitney Bowes, Inc.	57,820
17,768	R.R. Donnelley & Sons Co.	261,545
1,700	Republic Services, Inc.	74,783
25,100	Rollins, Inc.	650,090
2,100	Stericycle, Inc. (b)	253,260
13,800	The ADT Corp. (a)	455,124
1,300	Waste Management, Inc.	69,381

		2,898,984

	Communications Equipment - 0.81%
2,600	Arista Networks, Inc. (a)(b)	202,384
7,600	Brocade Communications Systems, Inc.	69,768
32,000	Cisco Systems, Inc.	868,960
3,400	F5 Networks, Inc. (b)	329,664
4,400	Juniper Networks, Inc.	121,440
1,900	Palo Alto Networks, Inc. (b)	334,666
3,900	QUALCOMM, Inc.	194,941
10,400	Viavi Solutions, Inc. (b)	63,336

		2,185,159

	Construction & Engineering - 0.65%
17,700	AECOM (b)	531,531
9,800	Chicago Bridge & Iron Co. NV (a)	382,102
12,300	Jacobs Engineering Group, Inc. (b)	515,985
15,964	Quanta Services, Inc. (b)	323,271

		1,752,889

	Construction Materials - 0.16%
500	Martin Marietta Materials, Inc.	68,290
3,700	Vulcan Materials Co. (a)	351,389

		419,679

	Consumer Finance - 1.16%
16,100	Ally Financial, Inc. (b)	300,104
6,400	American Express Co.	445,120
5,500	Capital One Financial Corp.	396,990
2,200	Credit Acceptance Corp. (a)(b)	470,844
2,900	Discover Financial Services	155,498
64,700	Navient Corp.	740,815
21,800	Santander Consumer USA Holdings, Inc. (a)(b)	345,530
8,345	SLM Corp. (b)	54,409
6,500	Synchrony Financial (b)	197,665

		3,106,975

	Containers & Packaging - 0.06%
800	AptarGroup, Inc.	58,120
2,207	Sealed Air Corp. (a)	98,432

		156,552

	Distributors - 0.21%
3,500	Genuine Parts Co. (a)	300,615
9,300	LKQ Corp. (b)	275,559

		576,174

	Diversified Consumer Services - 0.54%
545	Graham Holdings Co.	264,309
4,400	H&R Block, Inc. (a)	146,564
17,700	Service Corp. International	460,554
14,700	ServiceMaster Global Holdings, Inc. (b)	576,828

		1,448,255

	Diversified Financial Services - 0.94%
7,200	CBOE Holdings, Inc.	467,280
2,900	CME Group, Inc.	262,740
7,273	FNF Group	252,155
6,800	Interactive Brokers Group, Inc.	296,480
700	Intercontinental Exchange, Inc. (a)	179,382
4,600	MSCI, Inc.	331,798
3,400	NASDAQ OMX Group, Inc.	197,778
14,700	Voya Financial, Inc.	542,577

		2,530,190

	Diversified Telecommunication Services - 1.45%
40,600	AT&T, Inc. (a)	1,397,046
29,000	CenturyTel, Inc.	729,640
38,000	Verizon Communications, Inc.	1,756,360

		3,883,046

	Electric Utilities - 0.31%
800	Duke Energy Corp.	57,112
2,778	Entergy Corp. (a)	189,904
3,000	Exelon Corp.	83,310
1,800	FirstEnergy Corp.	57,114
2,300	NexteEra Energy, Inc.	238,947
4,900	OGE Energy Corp.	128,821
2,300	Xcel Energy, Inc.	82,593

		837,801

	Electrical Equipment - 0.62%
3,100	Acuity Brands, Inc.	724,780
4,420	Agilent Technologies, Inc.	184,800
5,500	Emerson Electric Co.	263,065
3,000	Regal Beloit Corp.	175,560
1,900	Rockwell Automation, Inc.	194,959
672	Roper Industries, Inc.	127,539

		1,670,703

	Electronic Equipment, Instruments & Components - 1.00%
9,600	Arrow Electronics, Inc. (b)	520,128
7,500	Avnet, Inc.	321,300
3,900	CDW Corp.	163,956
3,700	Dolby Laboratories, Inc.	124,505
22,700	Ingram Micro, Inc.	689,626
700	IPG Photonics Corp. (a)(b)	62,412
3,300	Jabil Circuit, Inc.	76,857
8,100	Keysight Technologies, Inc. (b)	229,473
11,600	National Instruments Corp.	332,804
2,208	Zebra Technologies Corp. (b)	153,787

		2,674,848

	Energy Equipment & Services - 0.74%
900	Cameron International Corp. (b)	56,880
2,700	FMC Technologies, Inc. (b)	78,327
3,600	Frank’s International NV	60,084
28,654	Noble Corp. Plc (a)	302,300
2,600	Oceaneering International, Inc.	97,552
4,845	RPC, Inc. (a)	57,898
4,800	Schlumberger Ltd. - ADR (a)	334,800
98,190	Seadrill Ltd. (a)(b)	332,864
50,337	Superior Energy Services, Inc.	678,039

		1,998,744

	Food & Staples Retailing - 3.11%
5,900	Costco Wholesale Corp.	952,850
15,596	CVS Caremark Corp.	1,524,821
28,200	Kroger Co.	1,179,606
60,911	Rite Aid Corp. (b)	477,542
16,600	Sprouts Farmers Market, Inc. (b)	441,394
9,600	SYSCO Corp.	393,600
16,600	Walgreens Boots Alliance, Inc.	1,413,573
23,000	Wal-Mart Stores, Inc.	1,409,900
16,500	Whole Foods Market, Inc.	552,750

		8,346,036

	Food Products - 2.77%
13,280	Archer Daniels Midland Co.	487,110
4,871	Blue Buffalo Pet Products, Inc. (a)(b)	91,137
6,351	Bunge Ltd. (a)	433,646
3,600	Campbell Soup Co. (a)	189,180
4,100	ConAgra Foods, Inc.	172,856
20,400	Flowers Foods, Inc.	438,396
5,900	General Mills, Inc.	340,194
4,100	Hershey Co.	366,007
3,800	Hormel Foods Corp.	300,504
4,700	Ingredion, Inc. (a)	450,448
2,217	Kellogg Co. (a)	160,223
3,692	Keurig Green Mountain, Inc.	332,206
5,100	McCormick & Co, Inc. (a)	436,356
12,600	Mondelez International, Inc. - Class A	564,984
11,600	Pilgrim’s Pride Corp. (a)	256,244
12,400	Pinnacle Foods, Inc.	526,504
2,205	The Hain Celestial Group, Inc. (b)	89,060
2,700	The J.M. Smucker Co.	333,018
4,400	The Kraft Heinz Co.	320,144
18,400	Tyson Foods, Inc. (a)	981,272
4,100	WhiteWave Foods Co. (b)	159,531

		7,429,020

	Gas Utilities - 0.29%
2,000	Atmos Energy Corp.	126,080
19,700	UGI Corp.	665,072

		791,152

	Health Care Equipment & Supplies - 2.21%
4,200	Alere, Inc. (b)	164,178
5,100	Align Technology, Inc. (b)	335,835
1,500	Becton, Dickinson & Co.	231,135
14,400	Boston Scientific Corp. (b)	265,536
2,362	C.R. Bard, Inc.	447,457
1,800	DENTSPLY International, Inc.	109,530
8,600	DexCom, Inc. (b)	704,340
5,000	Edwards Lifesciences Corp. (b)	394,900
5,110	Hill-Rom Holdings, Inc.	245,587
8,400	Hologic, Inc. (b)	324,996
5,600	IDEXX Laboratories, Inc. (a)(b)	408,352
8,700	Medtronic Plc (a)	669,204

6,600	ResMed, Inc.	354,354
3,200	Sirona Dental Systems, Inc. (b)	350,624
2,023	St. Jude Medical, Inc.	124,961
4,907	Stryker Corp.	456,056
2,200	Teleflex, Inc. (a)	289,190
900	Varian Medical Systems, Inc. (b)	72,720

		5,948,955

	Health Care Providers & Services - 3.90%
1,704	Acadia Healthcare Co., Inc. (b)	106,432
7,000	Aetna, Inc. (a)	756,840
5,400	AmerisourceBergen Corp.	560,034
5,600	Anthem, Inc.	780,864
2,800	Cardinal Health, Inc.	249,956
11,666	Centene Corp. (b)	767,739
3,600	CIGNA Corp.	526,788
20,423	Community Health Systems, Inc. (b)	541,822
8,100	Express Scripts Holding Co. (b)	708,021
1,200	HCA Holdings, Inc. (b)	81,156
12,600	Health Net, Inc. (b)	862,596
2,600	Henry Schein, Inc. (a)(b)	411,294
2,244	Humana, Inc.	400,576
1,500	Laboratory Corporation of America Holdings (b)	185,460
8,300	LifePoint Hospitals, Inc. (b)	609,220
900	McKesson Corp.	177,507
4,300	MEDNAX, Inc. (a)(b)	308,138
5,100	PerkinElmer, Inc.	273,207
2,800	Premier, Inc. (b)	98,756
5,865	Tenet Healthcare Corp. (b)	177,710
14,034	UnitedHealth Group, Inc.	1,650,960
1,400	Universal Health Services, Inc.	167,286
1,408	VCA, Inc. (b)	77,440

		10,479,802

	Health Care Technology - 0.11%
1,500	athenahealth, Inc. (b)	241,455
2,300	Veeva Systems, Inc. (b)	66,355

		307,810

	Hotels, Restaurants & Leisure - 2.20%
5,400	Aramark	174,150
5,300	Brinker International, Inc.	254,135
7,800	Carnival Corp. - ADR (a)	424,944
400	Chipotle Mexican Grill, Inc. (b)	191,940
4,200	Choice Hotels International, Inc.	211,722
4,300	Darden Restaurants, Inc.	273,652
4,501	Domino’s Pizza, Inc. (a)	500,736
15,000	Extended Stay America, Inc.	238,500
11,400	Hilton Worldwide Holdings, Inc.	243,960
3,600	Hyatt Hotels Corp. (a)(b)	169,272
1,300	Marriott International, Inc.	87,152
4,500	McDonald’s Corp.	531,630
5,000	Norwegian Cruise Line Holdings Ltd. (b)	293,000
500	Panera Bread Co. - Class A (b)	97,390
2,200	Royal Caribbean Cruises Ltd.	222,662
2,600	Six Flags Entertainment Corp.	142,844
19,200	Starbucks Corp.	1,152,576
3,600	Wyndham Worldwide Corp.	261,540
5,800	Yum Brands, Inc.	423,690

		5,895,495

	Household Durables - 1.33%
10,600	D.R. Horton, Inc.	339,518
11,300	GoPro, Inc. - Class A (a)(b)	203,513
700	Harman International Industries, Inc.	65,947
1,278	Leggett & Platt, Inc.	53,701
4,300	Lennar Corp. - Class A	210,313
3,204	Lennar Corp. - Class B	128,737
1,800	Mohawk Industries, Inc. (a)(b)	340,902
6,400	Newell Rubbermaid, Inc.	282,112
220	NVR, Inc. (b)	361,460
5,700	Tempur Sealy International, Inc. (b)	401,622
5,100	Toll Brothers, Inc. (b)	169,830
13,700	TopBuild Corp. (b)	421,549
7,900	Tupperware Brands Corp. (a)	439,635
1,100	Whirlpool Corp. (a)	161,557

		3,580,396

	Household Products - 1.56%
4,200	Church & Dwight, Inc.	356,496
5,100	Clorox Co.	646,833
9,600	Colgate-Palmolive Co.	639,552
7,100	Energizer Holdings, Inc.	241,826
4,000	Kimberly-Clark Corp.	509,200
20,900	Procter & Gamble Co.	1,659,669
1,300	Spectrum Brands Holdings, Inc.	132,340

		4,185,916

	Independent Power and Renewable Electricity Producers - 0.63%
45,303	Calpine Corp. (b)	655,534
88,740	NRG Energy, Inc. (a)	1,044,470

		1,700,004

	Industrial Conglomerates - 0.91%
4,915	3M Co.	740,395
54,805	General Electric Co. (a)	1,707,176

		2,447,571

	Insurance - 3.89%
900	Aflac, Inc.	53,910
4,800	Allstate Corp.	298,032
4,400	American Financial Group, Inc.	317,152
14,443	American International Group, Inc.	895,033
1,800	American National Insurance Co.	184,086
5,151	AmTrust Financial Services, Inc.	317,199
1,500	Aon Plc	138,315
4,800	Arch Capital Group Ltd. - ADR (a)(b)	334,800
1,800	Aspen Insurance Holdings Ltd.	86,940
2,900	Assurant, Inc.	233,566
18,700	Assured Guaranty Ltd.	494,241
3,200	Axis Capital Holdings Ltd.	179,904
12,800	Berkshire Hathaway, Inc. (b)	1,690,112
1,700	Chubb Corp.	225,488
2,900	Cincinnati Financial Corp.	171,593
3,100	Endurance Specialty Holdings Ltd.	198,369
1,400	Erie Indemnity Co.	133,896
8,500	Hartford Financial Services Group, Inc.	369,410
5,000	Lincoln National Corp.	251,300
400	Markel Corp. (b)	353,340
3,900	Marsh & McLennan Cos., Inc.	216,255
8,800	MetLife, Inc.	424,248
9,500	Old Republic International Corp.	176,985
2,000	PartnerRe Ltd.	279,480
4,100	ProAssurance Corp.	198,973
11,000	Progressive Corp.	349,800
2,300	Prudential Financial, Inc.	187,243
4,400	Reinsurance Group of America	376,420
2,100	StanCorp Financial Group, Inc.	239,148
4,700	The Hanover Insurance Group, Inc.	382,298
1,600	Torchmark Corp.	91,456
2,700	Travelers Companies, Inc.	304,722
1,194	W.R. Berkley Corp.	65,371
100	White Mountains Insurance Group Ltd. - ADR (a)	72,681
3,900	XL Group Plc	152,802

		10,444,568

	Internet & Catalog Retail - 2.29%
4,900	Amazon.com, Inc. (b)	3,311,861
2,113	Expedia, Inc.	262,646
251,800	Groupon, Inc. (a)(b)	773,026
1,300	Liberty Ventures (b)	58,643
7,100	Netflix, Inc. (b)	812,098
400	The Priceline Group, Inc. (b)	509,980
4,900	TripAdvisor, Inc. (b)	417,725

		6,145,979

	Internet Software & Services - 3.17%
3,200	Akamai Technologies, Inc. (b)	168,416
2,600	Alphabet, Inc. - Class A (b)	2,022,826
2,600	Alphabet, Inc. - Class C (b)	1,973,088
33,200	eBay, Inc. (b)	912,336
20,900	Facebook, Inc. - Class A (b)	2,187,394
4,900	IAC/InterActiveCorp	294,245
14,700	Rackspace Hosting, Inc. (b)	372,204
2,700	Verisign, Inc. (a)(b)	235,872
11,900	Yelp, Inc. - Class A (b)	342,720

		8,509,101

	IT Services - 4.45%
10,400	Accenture Plc - ADR	1,086,800
500	Alliance Data Systems Corp. (a)(b)	138,285
9,000	Amdocs Ltd.	491,130
700	Automatic Data Processing, Inc.	59,304
7,700	Booz Allen Hamilton Holding Corp. - Class A	237,545
6,600	Broadridge Financial Solutions, Inc.	354,618
9,300	Cognizant Technology Solutions Corp. - Class A (b)	558,186
26,721	Computer Sciences Corp.	873,242
9,900	CoreLogic, Inc. (b)	335,214
8,509	CSRA, Inc.	255,270
2,900	DST Systems, Inc. (a)	330,774
3,400	Fidelity National Information Services	206,040
4,800	Fiserv, Inc. (b)	439,008
6,100	Gartner, Inc. (b)	553,270
14,800	Genpact Ltd. (b)	369,704
5,800	Global Payments, Inc.	374,158
14,910	Leidos Holdings, Inc.	838,837
9,600	MasterCard, Inc. - Class A	934,656
1,402	Paychex, Inc.	74,152
6,000	PayPal Holdings, Inc. (b)	217,200
10,600	Sabre Corp.	296,482
14,300	The Western Union Co. (a)	256,113
6,900	T-Mobile USA, Inc. (b)	269,928
8,400	Total System Services, Inc.	418,320
9,000	Vantiv, Inc. - Class A (b)	426,780
2,600	VeriFone Holdings, Inc. (b)	72,852
16,800	Visa, Inc. - Class A	1,302,840
2,200	WEX, Inc. (b)	194,480

		11,965,188

	Leisure Products - 0.45%
1,600	Brunswick Corp.	80,816
6,000	Hasbro, Inc.	404,160
10,276	Mattel, Inc.	279,199
2,900	Polaris Industries, Inc.	249,255
4,509	Vista Outdoor, Inc. (b)	200,696

		1,214,126

	Life Sciences Tools & Services - 1.13%
1,000	Bio-Rad Laboratories, Inc. (a)(b)	138,660
11,900	Bruker Corp. (b)	288,813
5,800	Charles River Laboratories (b)	466,262
2,053	Illumina, Inc. (b)	394,063
1,500	Mettler-Toledo International, Inc. (b)	508,695
6,000	QIAGEN NV (b)	165,900
6,600	Quintiles Transnational Holdings, Inc. (b)	453,156
3,100	Thermo Fisher Scientific, Inc.	439,735
1,300	Waters Corp. (b)	174,954

		3,030,238

	Machinery - 1.73%
9,600	AGCO Corp.	435,744
12,600	Colfax Corp. (a)(b)	294,210
4,500	Danaher Corp.	417,960
6,900	Donaldson Company, Inc.	197,754
1,000	Dover Corp. (a)	61,310
3,000	Graco, Inc.	216,210
800	Illinois Tool Works, Inc.	74,144
19,200	Joy Global, Inc. (a)	242,112
15,400	Kennametal, Inc.	295,680
3,900	Lincoln Electric Holdings, Inc.	202,371
1,000	Middleby Corp. (b)	107,870
1,800	Nordson Corp.	115,470
3,200	Snap On, Inc.	548,576
11,500	SPX FLOW, Inc. (b)	320,965
1,600	Stanley Black & Decker, Inc.	170,768
25,700	Terex Corp.	474,936
6,600	Toro Co.	482,262

		4,658,342

	Media - 2.26%
1,600	AMC Networks, Inc. (b)	119,488
11,800	Cablevision Systems Corp.	376,420
16,300	Comcast Corp. - Class A	919,809
24,962	Gannett Co., Inc.	406,631

3,000	John Wiley & Sons, Inc.	135,090
4,400	Liberty Interactive Corp. (b)	120,208
5,600	Liberty Media Corp. - Class A (b)	219,800
6,300	Liberty Media Corp. - Class B (b)	239,904
1,312	McGraw-Hill Companies, Inc.	129,337
1,400	Morningstar, Inc.	112,574
4,142	MSG Networks, Inc. (b)	86,154
36,100	News Corp. - Class A	482,296
34,500	News Corp. - Class B (a)	481,620
11,700	Starz (b)	391,950
23,000	TEGNA, Inc.	586,960
12,100	The Walt Disney Co.	1,271,468

		6,079,709

	Metals & Mining - 0.66%
17,706	Alcoa, Inc.	174,758
17,400	Newmont Mining Corp.	313,026
10,000	Nucor Corp.	403,000
7,900	Reliance Steel & Aluminum Co.	457,489
23,700	Steel Dynamics, Inc.	423,519

		1,771,792

	Multiline Retail - 1.38%
10,500	Dillard’s, Inc. (a)	689,955
7,014	Dollar General Corp.	504,096
12,100	J.C. Penney Co., Inc. (a)(b)	80,586
15,607	Kohl’s Corp. (a)	743,362
9,300	Macy’s, Inc.	325,314
4,200	Nordstrom, Inc. (a)	209,202
7,500	Sears Holdings Corp. (a)(b)	154,200
13,700	Target Corp.	994,757

		3,701,472

	Multi-Utilities - 0.04%
1,800	Consolidated Edison, Inc.	115,686

	Office Electronics - 0.41%
102,700	Xerox Corp.	1,091,701

	Oil & Gas - 2.37%
153,798	California Resources Corp.	358,349
3,400	Chevron Corp.	305,864
298,000	Denbury Resources, Inc. (a)	601,960
28,300	Exxon Mobil Corp.	2,205,985
8,800	Marathon Petroleum Corp.	456,192
2,546	Phillips 66	208,263
4,900	Tesoro Corp.	516,313
17,200	Valero Energy Corp.	1,216,212
13,000	World Fuel Services Corp.	499,980

		6,369,118

	Paper & Forest Products - 0.15%
11,229	Domtar Corp.	414,912

	Personal Products - 1.24%
118,200	Avon Products, Inc. (a)	478,710
13,000	Coty, Inc. - Class A (a)	333,190
3,700	Edgewell Personal Care Co.	289,969
12,100	Herbalife Ltd. (a)(b)	648,802
5,800	Mead Johnson Nutrition Co.	457,910
16,700	Nu Skin Enterprises, Inc. - Class A (a)	632,763
5,700	The Estee Lauder Cos., Inc.	501,942

		3,343,286

	Pharmaceuticals - 4.61%
7,400	Abbott Laboratories	332,334
11,000	AbbVie, Inc.	651,640
3,800	Allergan Plc (b)	1,187,500
17,100	Bristol-Myers Squibb Co.	1,176,309
11,800	Eli Lilly & Co.	994,268
900	Jazz Pharmaceuticals Plc (b)	126,504
29,000	Johnson & Johnson (a)	2,978,880
9,361	Mallinckrodt Plc (b)	698,611
17,400	Merck & Co., Inc.	919,068
6,300	Mylan NV (b)	340,641
934	Perrigo Co. Plc	135,150
72,800	Pfizer, Inc.	2,349,984
10,100	Zoetis, Inc.	483,992

		12,374,881

	Professional Services - 0.50%
3,700	Equifax, Inc.	412,069
4,000	ManpowerGroup, Inc.	337,160
8,000	Robert Half International, Inc.	377,120
2,100	The Dun & Bradstreet Corp.	218,253

		1,344,602

	Real Estate Management & Development - 0.17%
4,600	CBRE Group, Inc. - Class A (b)	159,068
1,800	Jones Lang LaSalle, Inc.	287,748
118	The RMR Group, Inc. (b)	1,698

		448,514

	Road & Rail - 0.42%
700	AMERCO	272,650
7,800	Avis Budget Group (b)	283,062
3,900	Genesee & Wyoming, Inc. - Class A (b)	209,391
6,000	Landstar System, Inc. (a)	351,900

		1,117,003

	Semiconductor & Semiconductor Equipment - 2.00%
27,400	Atmel Corp.	235,914
3,700	Avago Technologies Ltd. (a)	537,055
3,900	Broadcom Corp. - Class A	225,498
7,315	First Solar, Inc. (a)(b)	482,717
40,900	Intel Corp.	1,409,005
7,800	Linear Technology Corp.	331,266
32,227	Marvell Technology Group Ltd. - ADR	284,242
1,600	Maxim Integrated Products, Inc. (a)	60,800
43,800	Micron Technology, Inc. (b)	620,208
5,300	NVIDIA Corp.	174,688
5,900	Skyworks Solutions, Inc.	453,297
3,000	Teradyne, Inc.	62,010
8,900	Texas Instruments, Inc. (a)	487,809

		5,364,509

	Software - 5.26%
8,200	Activision Blizzard, Inc.	317,422
2,500	Adobe Systems, Inc. (b)	234,850
2,300	ANSYS, Inc. (b)	212,750
3,300	Autodesk, Inc. (b)	201,069
4,800	CA, Inc.	137,088
18,400	Cadence Design System, Inc. (b)	382,904
3,230	CDK Global, Inc.	153,328
4,800	Citrix Systems, Inc. (b)	363,120
11,100	Electronic Arts, Inc. (b)	762,792
4,400	FactSet Research Systems, Inc.	715,308
8,500	Fortinet, Inc. (b)	264,945
6,000	Intuit, Inc.	579,000
3,200	Jack Henry & Associates, Inc.	249,792
95,300	Microsoft Corp.	5,287,244
1,500	NetSuite, Inc. (a)(b)	126,930
13,600	Nuance Communications, Inc. (b)	270,504
22,700	Oracle Corp.	829,231
7,999	PTC, Inc. (b)	277,005
2,300	Red Hat, Inc. (b)	190,463
4,800	salesforce.com, Inc. (b)	376,320
1,700	ServiceNow, Inc. (a)(b)	147,152
5,500	SolarWinds, Inc. (b)	323,950
4,000	SS&C Technologies Holdings, Inc.	273,080
17,300	Symantec Corp.	363,300
10,600	Synopsys, Inc. (b)	483,466
2,800	Tableau Software, Inc. (b)	263,816
1,700	Ultimate Software Group, Inc. (a)(b)	332,367

		14,119,196

	Specialty Retail - 6.13%
22,600	Aarons, Inc. (a)	506,014
2,624	Advance Auto Parts, Inc.	394,938
2,351	AutoNation, Inc. (b)	140,261
1,200	AutoZone, Inc. (b)	890,292
8,000	Bed Bath & Beyond, Inc. (b)	386,000
15,200	Best Buy Co., Inc. (a)	462,840
6,000	Dick’s Sporting Goods, Inc.	212,100
9,900	DSW, Inc. - Class A	236,214
8,600	Foot Locker, Inc.	559,774
21,000	GameStop Corp. (a)	588,840
18,800	Home Depot, Inc.	2,486,300
7,735	L Brands, Inc.	741,168
18,068	Lowe’s Companies, Inc.	1,373,891

3,200	O’Reilly Automotive, Inc. (b)	810,944
9,800	Penske Automotive Group, Inc.	414,932
12,467	Ross Stores, Inc. (a)	670,849
16,300	Sally Beauty Holdings, Inc. (b)	454,607
3,196	Sherwin-Williams Co.	829,682
800	Signet Jewelers Ltd.	98,952
48,300	Staples, Inc.	457,401
15,300	The Gap, Inc. (a)	377,910
15,712	The Michaels Cos., Inc. (b)	347,392
11,322	The TJX Companies, Inc.	802,843
3,300	Tiffany & Co.	251,757
7,600	Tractor Supply Co.	649,800
3,800	Ulta Salon, Cosmetics & Fragrance, Inc. (b)	703,000
11,200	Urban Outfitters, Inc. (b)	254,800
6,100	Williams Sonoma, Inc. (a)	356,301

		16,459,802

	Technology Hardware, Storage & Peripherals - 4.09%
73,212	Apple, Inc.	7,706,295
11,100	EMC Corp.	285,048
31,484	HP, Inc.	372,771
9,600	International Business Machines Corp.	1,321,152
2,600	Lexmark International, Inc.	84,370
15,400	NCR Corp. (b)	376,684
7,000	NetApp, Inc.	185,710
18,400	Teradata Corp. (b)	486,128
3,000	Western Digital Corp.	180,150

		10,998,308

	Textiles, Apparel & Luxury Goods - 2.25%
4,890	Carter’s, Inc.	435,357
13,000	Coach, Inc.	425,490
14,900	Fossil Group, Inc. (a)(b)	544,744
7,559	Hanesbrands, Inc.	222,461
9,174	lululemon athletica, Inc. (a)(b)	481,360
12,200	Michael Kors Holdings Ltd. (b)	488,732
21,000	Nike, Inc. (a)	1,312,500
3,000	Polo Ralph Lauren Corp. (a)	334,440
6,300	PVH Corp.	463,995
15,600	Skechers U.S.A., Inc. - Class A (b)	471,276
6,500	Under Armour, Inc. (a)(b)	523,965
5,600	VF Corp.	348,600

		6,052,920

	Thrifts & Mortgage Finance - 0.19%
11,400	New York Community Bancorp, Inc. (a)	186,048
3,400	People’s United Financial, Inc. (a)	54,910
13,600	TFS Financial Corp.	256,088

		497,046

	Tobacco - 0.90%
18,000	Altria Group, Inc.	1,047,780
10,300	Philip Morris International, Inc.	905,473
9,900	Reynolds American, Inc.	456,885

		2,410,138

	Trading Companies & Distributors - 0.94%
11,300	Fastenal Co. (a)	461,266
3,500	HD Supply Holdings, Inc. (b)	105,105
5,100	MSC Industrial Direct Co., Inc.	286,977
18,472	NOW, Inc. (a)(b)	292,227
2,000	W.W. Grainger, Inc. (a)	405,180
4,200	Watsco, Inc.	491,946
10,800	WESCO International, Inc. (a)(b)	471,744

		2,514,445

	Transportation Infrastructure - 0.05%
2,000	Macquarie Infrastructure Corp.	145,200

	Total Common Stocks (Cost $230,124,853)	257,197,099

	INVESTMENT COMPANIES - 1.18%
	Exchange Traded Funds - 1.18%
16,942	Vanguard S&P 500 ETF	3,166,968

	Total Investment Companies (Cost $3,142,873)	3,166,968

	REAL ESTATE INVESTMENT TRUSTS - 2.75%
	Real Estate Investment Trusts - 2.75%
1,424	Apartment Investment & Management Co.	57,003
21,853	CBL & Associates Properties, Inc.	270,322
29,859	Chimera Investment Corp.	407,277
4,100	Corrections Corporation of America	108,609
924	Equinix, Inc.	279,417
4,800	Equity LifeStyle Properties, Inc.	320,016
2,600	Equity Residential	212,134
900	Essex Property Trust, Inc.	215,469
4,400	Extra Space Storage, Inc. (a)	388,124
7,100	Hospitality Property Trust	185,665
12,800	Host Hotels & Resorts, Inc.	196,352
2,200	Kimco Realty Corp.	58,212
9,100	Lamar Advertising Co.	545,818
7,500	Macerich Co.	605,175
52,100	MFA Financial, Inc. (a)	343,860
2,400	Mid-American Apartment Communities, Inc.	217,944
1,400	Prologis, Inc.	60,088
3,100	Public Storage	767,870
1,100	Realty Income Corp.	56,793
900	Regency Centers Corp.	61,308
4,000	Simon Property Group, Inc.	777,760
11,300	Starwood Property Trust, Inc. (a)	232,328
5,500	Taubman Centers, Inc.	421,960
53,400	Two Harbors Investment Corp.	432,540
4,700	UDR, Inc. (a)	176,579

	Total Real Estate Investment Trusts (Cost $7,025,826)	7,398,623

	SHORT TERM INVESTMENTS - 0.31%
	Money Market Funds - 0.31%
833,211	Federated Prime Obligations Fund Effective Yield, 0.24% (c)	833,211

	Total Short Term Investments (Cost $833,211)	833,211

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 8.19%
	Money Market Funds - 8.19%
21,997,224	Mount Vernon Prime Portfolio Effective Yield, 0.47% (c)	21,997,224

	Total Investments Purchased as Securities Lending Collateral (Cost $21,997,224)	21,997,224

	Total Investments (Cost $263,123,987) - 108.18%	290,593,125
	Liabilities in Excess of Other Assets - (8.18)%	(21,977,132)

	TOTAL NET ASSETS - 100.00%	$268,615,993

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	Seven-day yield as of December 31, 2015.

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows*:

Cost of investments	$263,123,987

Gross unrealized appreciation	36,587,569
Gross unrealized depreciation	(9,118,431)

Net unrealized appreciation	$27,469,138

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuideMark® Emerging Markets Fund

Schedule of Investments

December 31, 2015 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 68.15%
	China - 19.96%
1,122,540	Agricultural Bank of China Ltd.	$456,819
27,060	Alibaba Group Holding Ltd. - ADR (a)	2,199,166
123,402	ANTA Sports Products Ltd.	337,364
7,863	Baidu, Inc. - ADR (a)	1,486,422
2,978,000	Bank of China Ltd.	1,321,379
384,000	Bank of Communications Co., Ltd.	269,290
136,000	Beijing Capital International Airport Co., Ltd. - Class H	146,071
569,672	China Cinda Asset Management Co., Ltd.	209,673
420,000	China CITIC Bank Corp. Ltd. (a)	270,696
273,000	China Communications Construction Co., Ltd.	276,606
886,000	China Communications Services Corp. Ltd.	331,419
3,422,000	China Construction Bank Corp.	2,334,311
347,000	China Everbright Bank Co., Ltd.	168,020
687,067	China Huishan Dairy Holdings Co., Ltd.	262,758
254,072	China Life Insurance Company Ltd.	815,622
114,899	China Mengniu Dairy Co., Ltd.	186,520
221,500	China Merchants Bank Co., Ltd.	518,496
256,500	China Minsheng Banking Corp. Ltd.	253,037
835,981	China Petroleum & Chemical Corp.	502,027
344,837	China Power International Development Ltd.	198,500
146,000	China Railway Construction Corp. Ltd.	179,692
275,177	China Railway Group Ltd.	207,536
835,356	China Southern Airlines Co., Ltd.	643,976
119,100	China Vanke Co., Ltd. (b)	353,966
1,004,000	Chongqing Rural Commercial Bank Co., Ltd.	603,023
84,930	CITIC Limited	149,752
790,972	Country Garden Holdings Co., Ltd.	322,367
2,758	Ctrip.com International Ltd. - ADR (a)	127,778
238,000	Dongfeng Motor Group Co., Ltd.	315,283
1,758,000	Evergrande Real Estate Group Ltd.	1,539,084
207,019	Fosun International Ltd.	321,685
82,926	GF Securities Co., Ltd. (a)	206,837
318,400	Guangzhou R&F Properties Co., Ltd.	390,395
196,271	Haier Electronics Group Co., Ltd.	396,175
70,849	Huatai Securities Co., Ltd. (a)	163,783
5,213	JD.com, Inc. - ADR (a)(c)	168,198
155,053	Jiangsu Expressway Co., Ltd.	208,098
65,000	Kingsoft Corp., Ltd.	157,841
361,300	Luye Pharma Group Ltd. (a)	375,904
3,394	NetEase.com, Inc. - ADR	615,129
46,835	New China Life Insurance Co., Ltd.	195,718
10,013	New Oriental Education & Technology Group, Inc. - ADR (c)	314,108
1,186,750	People’s Insurance Co. of China, Ltd.	577,799
306,000	PetroChina Co.	200,320
247,689	PICC Property & Casualty Co., Ltd.	488,818
268,482	Ping An Insurance Group Co. of China, Ltd.	1,480,599
6,125	Qihoo 360 Technology Co., Ltd. - ADR (a)(c)	445,961
9,265	Qunar Cayman Islands Ltd. - Class B - ADR (a)©	488,636
76,000	Shenzhou International Group Holdings Ltd.	435,539
214,392	Shimao Property Holdings Ltd.	377,921
553,500	Shui On Land Ltd.	151,272
376,500	Sino-Ocean Land Holdings Ltd.	240,061
378,622	Sinopec Shanghai Petrochemical Co., Ltd. (a)	149,747
56,400	Sinopharm Group Co., Ltd.	225,161
25,279	SouFun Holdings Ltd. - ADR	186,812
530,002	Sun Art Retail Group Ltd.	398,765
27,871	Vipshop Holdings Ltd. - ADR (a)(c)	425,590
375,005	Want Want China Holdings, Ltd.	278,324
335,000	Weichai Power Co., Ltd.	368,922
34,500	Zhuzhou CSR Times Electric Co., Ltd.	198,946

		27,619,717

	Colombia - 0.40%
426,265	Grupo Aval Acciones y Valores SA	148,377
18,012	Grupo de Inversiones Suramericana	202,561
18,314	Grupo de Inversiones Suramericana - Preference Shares	200,188

		551,126

	Czech Republic - 0.19%
26,224	O2 Czech Republic AS	264,724

	Hong Kong - 9.98%
31,055	AAC Technologies Holdings, Inc.	202,024
658,079	Belle International Holdings Ltd.	492,380
518,000	China Jinmao Holdings Group Ltd.	176,443
221,500	China Mobile Ltd.	2,493,227
98,931	China Overseas Land & Investment Ltd.	344,415
81,360	China Resources Land Ltd.	235,432
88,252	China Taiping Insurance Holdings Co., Ltd. (a)	270,891
1,102,000	China Telecom Corp. Ltd.	514,047
346,000	China Unicom Hong Kong Ltd.	417,969
293,838	CSPC Pharmaceutical Group Ltd.	299,570
462,029	Geely Automobile Holdings Ltd.	244,140
20,529	Hengan International Group Co., Ltd.	192,729
3,071,407	Industrial and Commercial Bank of China Ltd.	1,841,058
310,000	Kunlun Energy Co., Ltd.	275,252
150,000	Lenovo Group Ltd.	151,379
153,586	Longfor Properties Co., Ltd.	228,429
634,000	Nine Dragons Paper Holdings Ltd.	372,299
648,352	Sino Biopharmaceutical Ltd.	586,186
625,000	Sunac China Holdings Ltd.	480,233
183,700	Tencent Holdings Ltd.	3,596,843
136,824	Tingyi Holding Corp.	194,383
1,132,000	Yuexiu Property Co., Ltd.	194,878

		13,804,207

	Hungary - 0.62%
6,394	MOL Hungarian Oil and Gas Plc	311,853
15,483	OTP Bank Plc	318,352
12,237	Richter Gedeon Nyrt	230,967

		861,172

	Indonesia - 1.56%
7,396,500	Adaro Energy Tbk PT	273,322
333,847	Astra International Tbk PT	143,805
1,679,800	Kalbe Farma Tbk PT	159,824
258,140	Matahari Department Store Tbk PT	326,788
65,900	Gudang Garam Tbk PT	261,552
1,667,400	Summarecon Agung Tbk PT	196,784
656,400	Surya Citra Media Tbk PT	146,367
1,420,200	Telekomunikasi Indonesia (Persero) Tbk PT	318,092
123,700	Unilever Indonesia Tbk PT	330,207

		2,156,741

	Malaysia - 2.80%
141,192	AMMB Holdings Bhd	148,584
623,324	Astro Malaysia Holdings Bhd	399,492
36,552	British American Tobacco Malaysia Bhd	476,743
387,127	DiGi.Com Bhd	486,055
92,410	Genting Bhd	157,607
205,917	HAP Seng Consolidated Bhd	310,241
339,700	Hartalega Holdings Bhd	469,473
254,534	IHH Healthcare Bhd	389,954
100,451	Maxis Communications Bhd	158,719
99,690	Petronas Chemicals Group Bhd	168,392
96,488	Petronas Dagangan Bhd	559,114
155,545	Westports Holdings Bhd	148,830

		3,873,204

	Mexico - 4.81%
119,441	Alfa SAB de CV	236,533
845,300	America Movil SAB de CV - Series L	593,468
31,900	Arca Continental SAB de CV	193,775
432,013	Cemex SAB de CV (a)	235,627
28,544	Coca-Cola Femsa SAB de CV	204,211
69,410	Controladora Comercial Mexicana SAB de CV	190,979
14,700	El Puerto de Liverpool SAB de CV	179,749
64,938	Fomento Economico Mexicano SAB de CV	605,804
137,000	Gentera SAB de CV	263,515
47,041	Gruma SAB de CV - Series B	661,841
53,885	Grupo Aeroportuario del Pacifico SAB de CV - Series B	475,990
24,710	Grupo Aeroportuario del Sureste SAB de CV	350,065

190,338	Grupo Bimbo SAB de CV (a)	505,485
39,714	Grupo Financiero Banorte SAB de CV - Series O	218,451
163,793	Grupo Lala SAB de CV	379,011
43,700	Grupo Televisa SAB de CV	239,286
86,163	Kimberly-Clark de Mexico SAB de CV	201,028
42,265	Telesites SAB de CV (a) - Series L	27,565
353,595	Wal-Mart de Mexico SAB de CV	892,476

		6,654,859

	Peru - 0.13%
1,882	CREDICORP Ltd. (c)	183,156

	Philippines - 1.41%
9,455	Ayala Corp.	151,533
14,265	Globe Telecom, Inc.	560,371
7,348	GT Capital Holdings, Inc.	205,858
137,593	JG Summit Holdings, Inc.	214,121
49,298	Jollibee Foods Corp.	228,851
4,541	Philippine Long Distance Telephone Co.	198,524
418,880	SM Prime Holdings, Inc.	192,627
49,383	Universal Robina Corp.	194,867

		1,946,752

	Poland - 1.52%
7,379	CCC SA	259,761
38,446	Eurocash SA	473,789
6,121	Grupa Azoty SA (a)	155,262
52,743	Grupa Lotos SA (a)	362,796
174	LPP SA	245,881
19,497	Polski Koncern Naftowy Orlen SA	335,627
205,059	Polskie Gornictwo Naftowe i Gazownictwo SA	267,636

		2,100,752

	Russian Federation - 3.31%
225,405	Gazprom PAO	838,111
14,200	Lukoil PJSC - ADR	461,287
16,920	MegaFon PJSC	196,833
36,997	MMC Norilsk Nickel PJSC	468,854
37,300	Mobile TeleSystems PJSC - ADR	230,514
99,913	Rosneft OAO	348,277
78,163	Sberbank of Russia PJSC	458,535
52,173	Severstal PAO	435,904
49,900	Surgutneftegas OAO	231,449
2,363	Tatneft PAO - ADR	62,478
16,674	Tatneft PAO	440,982
190,741	VTB Bank PJSC	401,519

		4,574,743

	South Africa - 6.27%
16,466	Barclays Africa Group Ltd.	152,776
11,897	Bidvest Group Ltd.	252,516
82,951	Brait SE	894,938
10,364	Capitec Bank Holdings Ltd.	360,417
73,501	Coronation Fund Managers Ltd.	251,736
19,214	Discovery Ltd.	164,791
106,103	Exxaro Resources Ltd.	301,419
78,523	FirstRand Ltd.	214,600
65,264	Gold Fields Ltd.	178,479
22,869	Imperial Holdings Ltd.	177,272
23,214	Liberty Holdings Ltd.	172,770
25,853	Massmart Holdings Ltd.	167,366
18,900	Mondi Ltd.	374,016
25,646	Mr. Price Group Ltd.	331,665
25,685	MTN Group Ltd.	221,260
9,420	Naspers Ltd.	1,287,566
12,669	Nedbank Group Ltd.	154,764
60,770	Netcare Ltd.	133,098
52,037	Pick n Pay Stores Ltd.	218,579
30,099	Pioneer Foods Group Ltd.	308,746
24,743	PSG Group Ltd.	357,709
72,699	Sappi Ltd. (a)	305,453
15,975	Shoprite Holdings Ltd.	148,042
20,668	Standard Bank Group Ltd.	151,501
46,929	Telkom SA SOC Ltd.	194,977
27,579	The SPAR Group Ltd.	328,143
36,191	Truworths International Ltd.	213,346
19,177	Vodacom Group Ltd.	189,003
72,118	Woolworths Holdings Ltd.	466,551

		8,673,499

	Taiwan - 11.50%
49,640	Advantech Co., Ltd.	317,884
1,633,030	AU Optronics Corp.	481,441
26,252	Catcher Technology Co., Ltd.	218,848
105,141	Cathay Financial Holding Co., Ltd.	147,296
1,085,261	China Airlines Ltd. (a)	395,548
500,415	China Life Insurance Co., Ltd.	382,131
187,410	Chunghwa Telecom Co., Ltd.	564,572
31,079	Delta Electronics, Inc.	146,183
43,245	Eclat Textile Co., Ltd.	594,240
427,228	Eva Airways Corp. (a)	241,268
926,381	Evergreen Marine Corp. Ltd.	372,550
71,617	Far EasTone Telecommunications Co., Ltd.	147,188
139,195	Feng TAY Enterprise Co., Ltd.	707,878
68,729	Formosa Chemicals & Fibre Corp.	154,174
83,756	Formosa Petrochemical Corp.	200,339
65,800	Formosa Plastics Corp.	153,605
65,800	Foxconn Technology Co., Ltd.	138,609
287,206	Fubon Financial Holding Co., Ltd.	390,666
21,769	Giant Manufacturing Co., Ltd.	144,307
3,969	Hermes Microvision, Inc.	142,756
484,103	Hon Hai Precision Industry Co., Ltd.	1,184,744
1,509,850	Innolux Corp.	453,816
4,189	Largan Precision Co., Ltd.	286,631
18,648	MediaTek, Inc.	141,044
80,091	Nan Ya Plastics Corp.	147,961
41,878	Novatek Microelectronics Corp.	163,034
58,759	Pegatron Corp.	127,799
107,426	Pou Chen Corp.	140,182
103,670	Powertech Technology, Inc.	204,415
82,319	President Chain Store Corp.	513,771
336,890	Ruentex Development Co., Ltd.	437,724
2,206,498	Shin Kong Financial Holding Co., Ltd.	478,016
158,385	Standard Foods Corp.	394,188
48,927	Taiwan Mobile Co.	148,585
924,619	Taiwan Semiconductor Manufacturing Co., Ltd.	3,989,030
306,038	Uni-President Enterprises Corp.	510,146
977,390	Wistron Corp.	548,351

		15,910,920

	Thailand - 2.15%
82,716	Advanced Info Service PCL	348,015
396,300	Banpu PCL	175,261
270,672	BEC World PCL	228,242
87,589	Bumrungrad Hospital PCL	511,439
1,095,010	Home Product Center PCL	206,024
325,744	Indorama Ventures PCL	190,755
94,500	PTT Exploration & Production PCL	149,838
135,900	PTT Global Chemical PCL	187,986
54,500	PTT PCL	367,136
241,039	Thai Oil PCL	439,345
362,259	Thai Union Group PCL	172,089

		2,976,130

	Turkey - 1.54%
28,939	BIM Birlesik Magazalar AS	509,388
112,611	Eregli Demir ve Celik Fabrikalari TAS	117,185
14,138	Tupras Turkiye Petroleum Rafinerileri AS (a)	337,195
106,305	Turk Hava Yollari AO (a)	268,888
96,824	Turk Telekomunikasyon AS	181,083
35,848	Turkcell Iletisim Hizmetleri AS	121,517
35,699	Turkiye Halk Bankasi AS	126,883
101,416	Turkiye Is Bankasi	159,584
137,186	Turkiye Vakiflar Bankasi TAO	179,787
117,214	Yapi ve Kredi Bankasi AS	131,908

		2,133,418

	Total Common Stocks (Cost $97,333,381)	94,285,120

	INVESTMENT COMPANIES - 30.83%
	Exchange Traded Funds - 30.83%
396,845	iShares MSCI Brazil Capped ETF (c)	8,206,755
355,038	iShares MSCI India ETF	9,777,746
496,679	iShares MSCI South Korea Capped ETF	24,670,046

	Total Investment Companies (Cost $45,093,912)	42,654,547

	REAL ESTATE INVESTMENT TRUSTS - 0.50%
	South Africa - 0.50%
34,417	Hyprop Investments Ltd.	230,349
233,249	Redefine Properties Ltd.	146,415
42,117	Resilient REIT Ltd.	313,350

	Total Real Estate Investment Trusts (Cost $885,660)	690,114

	SHORT TERM INVESTMENTS - 0.58%
	Money Market Funds - 0.58%
795,891	Federated Prime Obligations Fund Effective Yield, 0.24% (d)	795,891

	Total Short Term Investments (Cost $795,891)	795,891

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 2.79%
	Money Market Funds - 2.79%
3,855,100	Mount Vernon Prime Portfolio Effective Yield, 0.47% (d)	3,855,100

	Total Investments Purchased as Securities Lending Collateral (Cost $3,855,100)	3,855,100

	Total Investments (Cost $147,963,944) - 102.85%	142,280,772
	Liabilities in Excess of Other Assets - (2.85)%	(3,938,156)

	TOTAL NET ASSETS - 100.00%	$138,342,616

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	As of December 31, 2015, the Fund has fair valued these securities. The value of these securities was $353,966, which represents 0.26% of total net assets.
(c)	All or portion of this security is on loan.
(d)	Seven-day yield as of December 31, 2015.

GuideMark® Emerging Markets Fund

Schedule of Investments by Industry

December 31, 2015 (Unaudited)

COMMON STOCKS
Airlines	1.12%
Automobiles	0.51%
Banks	8.18%
Beverages	0.73%
Capital Markets	1.25%
Chemicals	0.95%
Construction & Engineering	0.48%
Construction Materials	0.17%
Consumer Finance	0.19%
Distributors	0.13%
Diversified Consumer Services	0.23%
Diversified Financial Services	1.25%
Diversified Telecommunication Services	1.73%
Electrical Equipment	0.14%
Electronic Equipment, Instruments & Components	1.99%
Food & Staples Retailing	2.78%
Food Products	2.93%
Health Care Equipment & Supplies	0.34%
Health Care Providers & Services	0.91%
Hotels, Restaurants & Leisure	0.37%
Household Durables	0.67%
Independent Power and Renewable Electricity Producers	0.14%
Industrial Conglomerates	1.07%
Insurance	3.74%
Internet & Catalog Retail	0.78%
Internet Software & Services	6.17%
Leisure Products	0.10%
Machinery	0.27%
Marine	0.27%
Media	1.66%
Metals & Mining	0.87%
Multiline Retail	0.70%
Oil & Gas	5.38%
Paper & Forest Products	0.76%
Personal Products	0.14%
Pharmaceuticals	1.19%
Real Estate Management & Development	4.24%
Semiconductor & Semiconductor Equipment	3.35%
Software	0.11%
Specialty Retail	1.09%
Technology Hardware, Storage & Peripherals	1.09%
Textiles, Apparel & Luxury Goods	1.78%
Thrifts & Mortgage Finance	0.34%
Tobacco	0.19%
Transportation Infrastructure	0.96%
Wireless Telecommunication Services	4.71%

TOTAL COMMON STOCKS	68.15%

INVESTMENT COMPANIES
Exchange traded Funds	30.83%

TOTAL INVESTMENT COMPANIES	30.83%

REAL ESTATE INVESTMENT TRUSTS
Real Estate Investment Trusts	0.50%

TOTAL REAL ESTATE INVESTMENT TRUSTS	0.50%

SHORT TERM INVESTMENTS
Money Market Funds	0.58%

TOTAL SHORT TERM INVESTMENTS	0.58%

INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL
Money Market Funds	2.79%

Total Investments Purchased as Securities Lending Collateral	2.79%

TOTAL INVESTMENTS	102.85%
Liabilities in Excess of Other Assets	(2.85)%

TOTAL NET ASSETS	100.00%

Percentages are stated as a percent of net assets.

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows*:

Cost of investments	$147,963,944

Gross unrealized appreciation	3,175,220
Gross unrealized depreciation	(8,858,392)

Net unrealized depreciation	($5,683,172)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuideMark® Small/Mid Cap Core Fund

Schedule of Investments

December 31, 2015 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 91.99%
	Aerospace & Defense - 0.97%
1,900	Aerojet Rocketdyne Holdings, Inc. (a)	$29,754
400	Astronics Corp. (a)	16,284
484	BE Aerospace, Inc.	20,507
1,700	BWX Technologies, Inc.	54,009
500	Cubic Corp.	23,625
497	Curtiss-Wright Corp.	34,045
1,100	DigitalGlobe, Inc. (a)	17,226
1,100	Ducommun, Inc. (a)	17,842
400	Esterline Technologies Corp. (a)	32,400
900	Hexcel Corp.	41,805
700	Huntington Ingalls Industries, Inc.	88,795
500	Moog, Inc. - Class A (a)	30,300
900	Orbital ATK, Inc.	80,406
2,300	Spirit AeroSystems Holdings, Inc. - Class A (a)	115,161
2,300	TASER International, Inc. (a)(b)	39,767
300	Teledyne Technologies, Inc. (a)	26,610
2,600	The KEYW Holding Corp. (a)(b)	15,652
800	Triumph Group, Inc.	31,800
1,000	Vectrus, Inc. (a)	20,890

		736,878

	Air Freight & Logistics - 0.31%
3,000	Air Transport Services Group, Inc. (a)	30,240
1,100	Atlas Air Worldwide Holdings, Inc. (a)(b)	45,474
1,100	Echo Global Logistics, Inc. (a)	22,429
600	Hub Group, Inc. - Class A (a)	19,770
5,731	Radiant Logistics, Inc. (a)	19,657
13,900	UTI Worldwide, Inc. (a)(b)	97,717

		235,287

	Airlines - 0.51%
1,600	Alaska Air Group, Inc.	128,816
200	Allegiant Travel Co.	33,566
400	Copa Holdings SA - Class A (b)	19,304
2,000	Hawaiian Holdings, Inc. (a)	70,660
5,000	JetBlue Airways Corp. (a)	113,250
1,200	SkyWest, Inc.	22,824

		388,420

	Auto Components - 0.99%
1,700	American Axle & Manufacturing Holdings, Inc. (a)	32,198
1,400	Cooper Tire & Rubber Co.	52,990
201	Cooper-Standard Holding, Inc. (a)	15,595
1,600	Dana Holding Corp.	22,080
900	Dorman Products, Inc. (a)	42,723
900	Drew Industries, Inc. (b)	54,801
3,100	Gentex Corp.	49,631
900	Gentherm, Inc. (a)	42,660
4,400	Goodyear Tire & Rubber Co.	143,748
1,100	Lear Corp.	135,113
500	Motorcar Parts of America, Inc. (a)	16,905
400	Standard Motor Products, Inc.	15,220
1,092	Stoneridge, Inc. (a)	16,162
500	Tenneco, Inc. (a)	22,955
600	Tower International, Inc.	17,142
700	WABCO Holdings, Inc. (a)	71,582

		751,505

	Automobiles - 0.07%
1,000	Thor Industries, Inc.	56,150

	Banks - 5.36%
1,000	1st Source Corp.	30,870
1,500	Access National Corp.	30,690
700	American National Bankshares, Inc.	17,927
500	Ameris Bancorp	16,995
1,700	Arrow Financial Corp.	46,189
1,800	Associated Banc-Corp.	33,750
1,100	Banco Latinoamericano de Comercio Exterior SA - Class E	28,523
900	Bank Hawaii Corp.	56,610

1,400	Bank of the Ozarks, Inc.	69,244
1,620	BankUnited, Inc.	58,417
600	Bar Harbor Bankshares	20,652
1,000	BBCN Bancorp, Inc.	17,220
300	BOK Financial Corp. (b)	17,937
600	Bridge Bancorp, Inc. (b)	18,258
600	Camden National Corp.	26,454
600	Capital Bank Financial Corp. - Class A	19,188
1,000	Capital City Bank Group, Inc.	15,350
1,200	Cardinal Financial Corp.	27,300
1,200	Cathay General Bancorp	37,596
1,300	CenterState Banks, Inc.	20,345
1,400	Central Pacific Financial Corp.	30,828
400	Century Bancorp, Inc.	17,384
600	Chemical Financial Corp.	20,562
800	Citizens & Northern Corp.	16,800
600	City Holding Co.	27,384
1,400	CNB Financial Corp.	25,242
800	Columbia Banking System, Inc.	26,008
1,680	Commerce Bancshares, Inc. (b)	71,467
400	Community Bank Systems, Inc.	15,976
1,954	CommunityOne Bancorp (a)	26,321
700	CU Bancorp (a)	17,752
600	Cullen Frost Bankers, Inc.	36,000
1,200	Customers Bancorp, Inc. (a)	32,664
1,100	CVB Financial Corp.	18,612
500	Eagle Bancorp, Inc. (a)	25,235
3,100	East West Bancorp, Inc.	128,836
900	Enterprise Financial Services Corp.	25,515
2,000	F.N.B. Corp.	26,680
800	Farmers Capital Bank Corp. (a)	21,688
800	FCB Financial Holdings, Inc. - Class A (a)	28,632
2,000	Fidelity Southern Corp.	44,620
700	Financial Institutions, Inc.	19,600
900	First Bancorp	16,866
14,600	First BanCorp. (a)	47,450
1,000	First Bancorp, Inc.	20,470
801	First Busey Corp.	16,525
700	First Business Financial Services, Inc.	17,507
200	First Citizens BancShares, Inc. - Class A	51,634
3,300	First Commonwealth Financial Corp.	29,931
1,300	First Community Bancshares, Inc.	24,219
1,100	First Financial Bancorp	19,877
1,200	First Financial Bankshares (b)	36,204
500	First Financial Corp.	16,985
1,200	First Merchants Corp.	30,504
900	First Midwest Bancorp, Inc.	16,587
800	First NBC Bank Holding Co. (a)	29,912
4,738	First Niagara Financial Group, Inc.	51,407
2,600	First Republic Bank	171,756
1,800	FirstMerit Corp.	33,570
700	Franklin Financial Network, Inc. (a)	21,966
3,200	Fulton Financial Corp.	41,632
700	German American Bancorp, Inc.	23,324
600	Glacier Bancorp, Inc. (b)	15,918
800	Great Southern Bancorp, Inc. (b)	36,208
1,000	Hancock Holding Co.	25,170
800	Hanmi Financial Corp.	18,976
900	Heartland Financial U.S.A., Inc.	28,224
2,000	Hilltop Holdings, Inc. (a)	38,440
1,100	Home Bancshares, Inc.	44,572
900	HomeTrust Bancshares, Inc. (a)	18,225
600	Horizon Bancorp	16,776
16,600	Huntington Bancshares, Inc.	183,596
300	IBERIABANK Corp.	16,521
800	International Bancshares Corp.	20,560
3,200	Investors Bancorp, Inc.	39,808
1,500	Lakeland Bancorp, Inc.	17,685
700	Lakeland Financial Corp.	32,634
808	LegacyTexas Financial Group, Inc.	20,216
1,100	MainSource Financial Group, Inc.	25,168
700	Mercantile Bank Corp.	17,178
1,000	National Bankshares, Inc. (b)	35,540

700	National Commerce Corp. (a)	17,535
2,000	National Penn Bancshares, Inc.	24,660
800	NBT Bancorp, Inc.	22,304
3,488	OFG Bancorp (b)	25,532
2,200	Old National Bancorp	29,832
4,100	Old Second Bancorp, Inc. (a)	32,144
800	Pacific Premier Bancorp, Inc. (a)	17,000
200	Park National Corp.	18,096
800	Peapack-Gladstone Financial Corp.	16,496
400	Penns Woods Bancorp, Inc.	16,984
2,400	Popular, Inc.	68,016
500	Preferred Bank	16,510
900	PrivateBancorp, Inc.	36,918
700	Prosperity Bancshares, Inc.	33,502
700	QCR Holdings, Inc.	17,003
500	Renasant Corp.	17,205
500	S&T Bancorp, Inc.	15,410
600	Sandy Spring Bancorp, Inc.	16,176
1,200	Seacoast Banking Corp. of Florida (a)	17,976
1,000	ServisFirst Bancshares, Inc.	47,530
900	Sierra Bancorp	15,885
700	Signature Bank (a)	107,359
300	Simmons 1st National Corp. - Class A	15,408
900	Southwest Bancorp, Inc.	15,732
1,000	Sterling Bancorp	16,220
600	Stock Yards Bancorp, Inc.	22,674
500	Stonegate Bank	16,430
600	Suffolk Bancorp	17,010
500	SVB Financial Group (a)	59,450
2,000	Synovus Financial Corp.	64,760
900	Talmer Bancorp, Inc. - Class A	16,299
1,600	TCF Financial Corp.	22,592
600	Texas Capital Bancshares, Inc. (a)	29,652
500	Tompkins Financial Corp.	28,080
1,300	TowneBank	27,131
600	TriCo Bancshares	16,464
1,400	TriState Capital Holdings, Inc. (a)	19,586
900	Trustmark Corp.	20,736
1,800	Umpqua Holdings Corp.	28,620
600	Union Bankshares Corp.	15,144
700	United Bankshares, Inc.	25,893
800	United Community Banks, Inc.	15,592
800	Univest Corp. of Pennsylvania	16,688
2,262	Valley National Bancorp	22,281
600	Washington Trust Bancorp	23,712
1,500	West Bancorporation, Inc.	29,625
1,200	Western Alliance Bancorp (a)	43,032
2,800	Wilshire Bancorp, Inc.	32,340
800	Wintrust Financial Corp.	38,816
700	Yadkin Financial Corp.	17,619
1,950	Zions Bancorporation	53,235

		4,083,956

	Beverages - 0.26%
200	Boston Beer Company, Inc. - Class A (a)(b)	40,382
17,400	Castle Brands, Inc. (a)	21,402
300	Coca-Cola Bottling Co.	54,753
1,800	National Beverage Corp. (a)	81,792

		198,329

	Biotechnology - 3.92%
900	ACADIA Pharmaceuticals, Inc. (a)	32,085
1,500	Acorda Therapeutics, Inc. (a)(b)	64,170
800	Aduro Biotech, Inc. (a)(b)	22,512
1,900	Advaxis, Inc. (a)(b)	19,114
7,253	Aegerion Pharmaceuticals, Inc. (a)(b)	73,255
2,500	Affimed NV (a)	17,800
600	Alder Biopharmaceuticals, Inc. (a)	19,818
1,100	Alkermes Plc (a)	87,318
2,100	AMAG Pharmaceuticals, Inc. (a)	63,399
1,800	Amicus Therapeutics, Inc. (a)	17,460
400	Anacor Pharmaceuticals, Inc. (a)	45,188
4,833	Anthera Pharmaceuticals, Inc. (a)	22,425
2,337	Applied Genetic Technologies Corp. (a)	47,675
900	Ardelyx, Inc. (a)	16,308

5,400	Array BioPharma, Inc. (a)	22,788
1,000	Bellicum Pharmaceuticals, Inc. (a)	20,270
400	Bluebird Bio, Inc. (a)	25,688
700	Blueprint Medicines Corp. (a)	18,438
1,300	Cara Therapeutics, Inc. (a)	21,918
1,400	Celldex Therapeutics, Inc. (a)(b)	21,952
900	Cellular Biomedicine Group, Inc. (a)(b)	19,341
500	Cepheid, Inc. (a)	18,265
600	Chimerix, Inc. (a)	5,370
1,200	Cidara Therapeutics, Inc. (a)	20,592
800	Coherus Biosciences, Inc. (a)	18,368
7,500	CorMedix, Inc. (a)(b)	15,225
8,000	Curis, Inc. (a)	23,280
2,200	Cytokinetics, Inc. (a)	23,012
1,600	Dyax Corp. (a)	60,192
800	Dynavax Technologies Corp. (a)	19,328
300	Eagle Pharmaceuticals, Inc. (a)(b)	26,601
2,100	Emergent BioSolutions, Inc. (a)	84,021
2,000	Enanta Pharmaceuticals, Inc. (a)(b)	66,040
4,300	Exelixis, Inc. (a)(b)	24,252
4,100	Fibrocell Science, Inc. (a)	18,655
702	Five Prime Therapeutics, Inc. (a)	29,133
1,100	Flexion Therapeutics, Inc. (a)	21,197
2,100	Genomic Health, Inc. (a)	73,920
1,600	Halozyme Therapeutics, Inc. (a)	27,728
800	Heron Therapeutics, Inc. (a)(b)	21,360
1,500	ImmunoGen, Inc. (a)	20,355
1,200	Insmed, Inc. (a)	21,780
2,200	Insys Therapeutics, Inc. (a)(b)	62,986
94	Intercept Pharmaceuticals, Inc. (a)	14,039
700	Intrexon Corp. (a)(b)	21,105
2,200	Invitae Corp. (a)	18,062
900	Ionis Pharmaceuticals, Inc. (a)	55,737
400	Juno Therapeutics, Inc. (a)	17,588
300	Kite Pharma, Inc. (a)	18,486
700	La Jolla Pharmaceutical Co. (a)	18,900
300	Ligand Pharmaceuticals, Inc. (a)	32,526
900	Loxo Oncology, Inc. (a)	25,605
700	MacroGenics, Inc. (a)	21,679
6,800	MiMedx Group, Inc. (a)(b)	63,716
500	Mirati Therapeutics, Inc. (a)(b)	15,800
1,300	Momenta Pharmaceuticals, Inc. (a)	19,292
2,200	Myriad Genetics, Inc. (a)(b)	94,952
12,345	Navidea Biopharmaceuticals, Inc. (a)(b)	16,419
900	Neurocrine Biosciences, Inc. (a)	50,913
2,600	NewLink Genetics Corp. (a)(b)	94,614
4,100	Novavax, Inc. (a)	34,399
218	Ophthotech Corp. (a)	17,119
3,700	OPKO Health, Inc. (a)(b)	37,185
26,579	Orexigen Therapeutics, Inc. (a)(b)	45,716
19,369	PDL BioPharma, Inc.	68,566
2,900	Pfenex, Inc. (a)	35,902
600	Portola Pharmaceuticals, Inc. (a)	30,870
2,800	Progenics Pharmaceuticals, Inc. (a)	17,164
1,100	Proteon Therapeutics, Inc. (a)	17,061
500	Prothena Corp. Plc (a)	34,055
400	Radius Health, Inc. (a)	24,616
600	Repligen Corp. (a)	16,974
1,000	Retrophin, Inc. (a)	19,290
6,000	Rigel Pharmaceuticals, Inc. (a)	18,180
400	Sage Therapeutics, Inc. (a)	23,320
610	Sarepta Therapeutics, Inc. (a)(b)	23,534
1,800	Seattle Genetics, Inc. (a)(b)	80,784
400	Spark Therapeutics, Inc. (a)(b)	18,124
10,200	Spectrum Pharmaceuticals, Inc. (a)	61,506
2,700	Synergy Pharmaceuticals, Inc. (a)(b)	15,309
500	TESARO, Inc. (a)	26,160
2,900	Trovagene, Inc. (a)(b)	15,660
400	Ultragenyx Pharmaceutical, Inc. (a)	44,872
1,400	United Therapeutics Corp. (a)	219,254
1,200	Xencor, Inc. (a)	17,544
2,300	ZIOPHARM Oncology, Inc. (a)(b)	19,113

		2,982,292

	Building Products - 1.17%
1,200	A. O. Smith Corp.	91,932
1,600	AAON, Inc.	37,152
923	Advanced Drainage Systems, Inc.	22,180
1,700	Allegion Plc	112,064
500	American Woodmark Corp. (a)	39,990
900	Apogee Enterprises, Inc.	39,159
3,700	Builders FirstSource, Inc. (a)	40,996
900	Continental Building Products, Inc. (a)	15,714
1,200	Fortune Brands Home & Security, Inc.	66,600
900	Insteel Industries, Inc.	18,828
800	Lennox International, Inc.	99,920
400	Masonite International Corp. (a)(b)	24,492
1,500	NCI Building Systems, Inc. (a)	18,615
2,000	Owens Corning, Inc.	94,060
900	Patrick Industries, Inc. (a)	39,150
1,300	Ply Gem Holdings, Inc. (a)	16,302
900	Simpson Manufacturing Co, Inc.	30,735
1,300	Trex Co., Inc. (a)	49,452
500	Universal Forest Products, Inc.	34,185

		891,526

	Capital Markets - 2.10%
1,300	Artisan Partners Asset Management, Inc. - Class A	46,878
1,900	BGC Partners, Inc. - Class A	18,639
1,400	Cohen & Steers, Inc.	42,672
15,500	Cowen Group, Inc. - Class A (a)	59,365
300	Diamond Hill Investment Group, Inc.	56,700
3,700	E*TRADE Financial Corp. (a)	109,668
1,900	Eaton Vance Corp.	61,617
800	Evercore Partners, Inc.	43,256
2,100	Federated Investors, Inc. - Class B	60,165
8,518	Fifth Street Asset Management, Inc.	27,769
500	Financial Engines, Inc. (b)	16,835
897	GAMCO Investors, Inc.	27,843
1,000	Greenhill & Co., Inc.	28,610
1,900	HFF, Inc.	59,033
1,300	INTL FCStone, Inc. (a)	43,498
1,600	Investment Technology Group	27,232
2,100	Janus Capital Group, Inc.	29,589
3,900	KCG Holdings, Inc. - Class A (a)(b)	48,009
7,200	Ladenburg Thalmann Financial Services, Inc. (a)	19,872
2,800	Lazard Ltd. - Class A - ADR	126,028
800	Legg Mason, Inc.	31,384
1,400	LPL Financial Holdings, Inc. (b)	59,710
1,400	Moelis & Co. - Class A	40,852
2,700	NorthStar Asset Management Group, Inc.	32,778
1,600	OM Asset Management Plc	24,528
1,288	Oppenheimer Holdings, Inc. - Class A	22,385
600	Piper Jaffray Cos. (a)	24,240
4,300	Pzena Investment Management, Inc. - Class A	36,980
2,800	SEI Investments Co.	146,720
600	Stifel Financial Corp. (a)	25,416
336	Virtus Investment Partners, Inc.	39,467
2,300	Waddell & Reed Financial, Inc. - Class A	65,918
600	Westwood Holdings Group, Inc.	31,254
4,100	WisdomTree Investments, Inc.	64,288

		1,599,198

	Chemicals - 1.42%
700	A. Schulman, Inc.	21,448
458	Albemarle Corp. (b)	25,653
1,600	American Vanguard Corp.	22,416
300	Ashland, Inc.	30,810
1,800	Axiall Corp.	27,720
300	Balchem Corp.	18,240
1,000	Cabot Corp.	40,880
800	Chase Corp.	32,584
777	Chemtura Corp. (a)	21,189
1,400	Core Molding Technologies, Inc. (a)	17,962
2,000	FutureFuel Corp.	27,000
600	H.B. Fuller Co.	21,882
3,000	Huntsman Corp.	34,110
800	Innospec, Inc.	43,448
1,100	International Flavors & Fragrances, Inc.	131,604

6,893	Intrepid Potash, Inc. (a)	20,334
2,200	KMG Chemicals, Inc.	50,644
1,206	Koppers Holdings, Inc. (a)	22,010
1,300	Landec Corp. (a)	15,379
600	Minerals Technologies, Inc.	27,516
200	NewMarket Corp.	76,146
3,500	OMNOVA Solutions, Inc. (a)	21,455
1,600	Platform Specialty Products Corp. (a)(b)	20,528
600	PolyOne Corp.	19,056
300	Quaker Chemical Corp.	23,178
2,300	Rayonier Advanced Materials, Inc.	22,517
1,373	RPM International, Inc.	60,494
600	Sensient Technologies Corp.	37,692
400	Stepan Co.	19,876
500	The Scotts Miracle-Gro Co. - Class A	32,255
1,200	Trinseo SA (a)(b)	33,840
400	Valspar Corp.	33,180
300	W.R. Grace & Co. (a)	29,877

		1,082,923

	Commercial Services & Supplies - 2.17%
1,800	ABM Industries, Inc.	51,246
3,300	ACCO Brands Corp. (a)	23,529
4,300	ARC Document Solutions, Inc. (a)	19,006
2,100	Avery Dennison Corp.	131,586
700	Barrett Business Services, Inc.	30,478
761	Brinks Co.	21,963
2,800	Casella Waste Systems, Inc. - Class A (a)	16,744
1,600	Cintas Corp.	145,680
14,700	Civeo Corp. (a)	20,874
500	Clean Harbors, Inc. (a)	20,825
1,900	Comfort Systems U.S.A., Inc. (b)	53,998
900	Copart, Inc. (a)	34,209
1,200	Deluxe Corp.	65,448
1,900	Ennis, Inc.	36,575
900	Essendant, Inc.	29,259
400	G & K Services, Inc. - Class A	25,160
1,013	Healthcare Services Group, Inc.	35,323
1,600	HNI Corp.	57,696
2,400	Interface, Inc.	45,936
1,400	KAR Auction Services, Inc.	51,842
4,000	Kimball International, Inc. - Class B	39,080
2,000	Knoll, Inc.	37,600
2,000	Miller Herman, Inc.	57,400
400	MSA Safety, Inc.	17,388
300	Multi-Color Corp.	17,943
2,400	Pitney Bowes, Inc.	49,560
1,800	Quad/Graphics, Inc.	16,740
2,100	R.R. Donnelley & Sons Co.	30,912
3,300	Rollins, Inc.	85,470
800	SP Plus Corp. (a)	19,120
3,100	Steelcase, Inc. - Class A	46,190
3,100	Sykes Enterprises, Inc. (a)	95,418
1,000	Team, Inc. (a)	31,960
900	Tetra Tech, Inc.	23,418
1,500	The ADT Corp. (b)	49,470
2,185	TRC Cos., Inc. (a)	20,211
900	Viad Corp.	25,407
841	Waste Connections, Inc.	47,365
1,000	West Corp.	21,570

		1,649,599

	Communications Equipment - 1.26%
2,100	ADTRAN, Inc.	36,162
500	Arista Networks, Inc. (a)(b)	38,920
1,100	ARRIS Group, Inc. (a)	33,627
1,000	Bel Fuse, Inc. - Class B	17,290
2,300	Black Box Corp.	21,919
6,600	Brocade Communications Systems, Inc.	60,588
4,800	Calix, Inc. (a)	37,776
3,500	Ciena Corp. (a)	72,415
1,200	Clearfield, Inc. (a)(b)	16,092
1,500	CommScope Holding Co., Inc. (a)	38,835
1,300	Digi International, Inc. (a)	14,794
14,000	Extreme Networks, Inc. (a)	57,120

5,100	Harmonic, Inc. (a)	20,757
2,800	Infinera Corp. (a)	50,736
500	InterDigital, Inc.	24,520
2,600	Ixia (a)	32,318
3,000	KVH Industries, Inc. (a)	28,260
1,300	NETGEAR, Inc. (a)(b)	54,483
763	NetScout Systems, Inc. (a)	23,424
6,300	Oclaro, Inc. (a)(b)	21,924
1,000	Plantronics, Inc.	47,420
4,500	Polycom, Inc. (a)	56,655
3,000	Ruckus Wireless, Inc. (a)	32,130
5,700	ShoreTel, Inc. (a)	50,445
5,100	Sonus Networks, Inc. (a)	36,363
500	Ubiquiti Networks, Inc. (a)(b)	15,845
2,800	Viavi Solutions, Inc. (a)	17,052

		957,870

	Construction & Engineering - 0.60%
1,700	AECOM (a)	51,051
1,500	Aegion Corp. (a)	28,965
1,100	Chicago Bridge & Iron Co. NV (b)	42,889
1,200	EMCOR Group, Inc.	57,648
2,500	Furmanite Corp. (a)	16,650
500	Granite Construction, Inc.	21,455
1,400	Jacobs Engineering Group, Inc. (a)	58,730
884	KBR, Inc.	14,957
1,800	MasTec, Inc. (a)	31,284
1,700	Northwest Pipe Co. (a)	19,023
2,100	Nv5 Global, Inc. (a)	46,158
2,756	Quanta Services, Inc. (a)	55,809
923	Tutor Perini Corp. (a)	15,451

		460,070

	Construction Materials - 0.19%
1,300	Headwaters, Inc. (a)	21,931
500	Martin Marietta Materials, Inc.	68,290
300	United States Lime & Minerals, Inc.	16,488
700	US Concrete, Inc. (a)	36,862

		143,571

	Consumer Finance - 0.58%
600	Cash America International, Inc.	17,970
300	Credit Acceptance Corp. (a)(b)	64,206
6,838	Enova International, Inc. (a)	45,199
3,500	EZCORP, Inc. - Class A (a)	17,465
900	First Cash Financial Services, Inc. (a)	33,687
1,365	Green Dot Corp. - Class A (a)	22,413
1,400	Nelnet, Inc. - Class A	46,998
900	OneMain Holdings, Inc. (a)(b)	37,386
1,200	PRA Group, Inc. (a)(b)	41,628
1,500	Regional Management Corp. (a)	23,205
14,100	SLM Corp. (a)	91,932

		442,089

	Containers & Packaging - 1.19%
800	AEP Industries, Inc. (a)	61,720
500	AptarGroup, Inc.	36,325
1,300	Ball Corp.	94,549
1,000	Bemis Company, Inc.	44,690
1,900	Berry Plastics Group, Inc. (a)	68,742
1,700	Crown Holdings, Inc. (a)	86,190
5,300	Graphic Packaging Holding Co.	67,999
1,100	Myers Industries, Inc.	14,652
1,500	Owens-Illinois, Inc. (a)	26,130
600	Packaging Corp. of America	37,830
4,100	Sealed Air Corp.	182,860
600	Silgan Holdings, Inc.	32,232
900	Sonoco Products Co.	36,783
2,600	WestRock Co.	118,612

		909,314

	Distributors - 0.41%
800	Core-Mark Holding Co., Inc.	65,552
4,500	Fenix Parts, Inc. (a)	30,555
6,700	LKQ Corp. (a)	198,521
3,519	VOXX International Corp. (a)	18,510

		313,138

	Diversified Consumer Services - 1.59%
2,100	2U, Inc. (a)(b)	58,758
2,700	American Public Education, Inc. (a)	50,247
6,300	Apollo Group, Inc. (a)	48,321
6,900	Bridgepoint Education, Inc. (a)(b)	52,509
500	Bright Horizons Family Solutions, Inc. (a)(b)	33,400
8,211	Cambium Learning Group, Inc. (a)	39,823
1,100	Capella Education Co.	50,842
11,200	Career Education Corp. (a)	40,656
1,000	Carriage Services, Inc.	24,100
4,400	Chegg, Inc. (a)(b)	29,612
2,800	Collectors Universe, Inc.	43,400
2,200	DeVry, Inc. (b)	55,682
100	Graham Holdings Co. - Class B	48,497
1,100	Grand Canyon Ed, Inc. (a)(b)	44,132
3,100	Houghton Mifflin Harcourt Co. (a)	67,518
4,600	K12, Inc. (a)	40,480
7,400	LifeLock, Inc. (a)(b)	106,190
600	Matthews International Corp. - Class A	32,070
2,300	Regis Corp. (a)(b)	32,545
2,600	Service Corp. International	67,652
1,700	ServiceMaster Global Holdings, Inc. (a)	66,708
567	Sotheby’s (b)	14,606
900	Strayer Education, Inc. (a)	54,108
9,300	Universal Technical Institute, Inc.	43,338
2,965	Weight Watchers International, Inc. (a)(b)	67,602

		1,212,796

	Diversified Financial Services - 0.82%
1,800	CBOE Holdings, Inc.	116,820
1,400	Encore Capital Group, Inc. (a)(b)	40,712
3,000	FNFV Group (a)	33,690
2,800	GAIN Capital Holdings, Inc.	22,708
1,000	MarketAxess Holdings, Inc. (b)	111,590
2,000	MSCI, Inc.	144,260
1,300	NASDAQ OMX Group, Inc.	75,621
2,100	World Acceptance Corp. (a)(b)	77,910

		623,311

	Diversified Telecommunication Services - 0.49%
1,900	8x8, Inc. (a)	21,755
400	Atlantic Tele-Network, Inc.	31,292
9,600	Frontier Communications Corp. (b)	44,832
2,400	General Communication, Inc. - Class A (a)	47,472
700	Hawaiian Telcom Holdco, Inc. (a)	17,402
2,500	IDT Corp. - Class B	29,150
2,300	inContact, Inc. (a)	21,942
1,900	Inteliquent, Inc.	33,763
5,436	Intelsat SA (a)(b)	22,614
14,600	Vonage Holdings Corp. (a)	83,804
600	Zayo Group Holdings, Inc. (a)	15,954

		369,980

	Electric Utilities - 0.65%
1,156	Cleco Corp.	60,355
1,900	Genie Energy Ltd. - Class B	21,185
1,900	Great Plains Energy, Inc.	51,889
700	IDACORP, Inc.	47,600
2,900	OGE Energy Corp.	76,241
1,777	Pepco Holdings, Inc.	46,220
1,200	Pinnacle West Capital Corp.	77,376
700	Portland General Electric Co.	25,459
600	Unitil Corp.	21,528
1,600	Westar Energy, Inc.	67,856

		495,709

	Electrical Equipment - 1.02%
800	Acuity Brands, Inc.	187,040
1,900	Allied Motion Technologies, Inc.	49,742
600	AZZ, Inc.	33,342
400	Belden, Inc.	19,072
1,700	Brady Corp. - Class A	39,066
500	Encore Wire Corp.	18,545
400	EnerSys	22,372
9,800	Enphase Energy, Inc. (a)(b)	34,398
600	Generac Holdings, Inc. (a)	17,862
2,100	General Cable Corp.	28,203
500	Hubbell, Inc. (a)	50,520

1,900	II-VI, Inc. (a)	35,264
1,600	InvenSense, Inc. (a)(b)	16,368
5,300	LSI Industries, Inc.	64,607
2,000	Ormat Technologies, Inc. (b)	72,940
400	Preformed Line Products Co.	16,840
600	Regal Beloit Corp.	35,112
3,600	Vicor Corp. (a)	32,832

		774,125

	Electronic Equipment, Instruments & Components - 1.96%
500	Anixter International, Inc. (a)	30,195
1,000	Arrow Electronics, Inc. (a)	54,180
1,500	Avnet, Inc.	64,260
1,000	Benchmark Electronics, Inc. (a)	20,670
2,200	CDW Corp.	92,488
1,400	Cognex Corp.	47,278
300	Coherent, Inc. (a)	19,533
3,300	Control4 Corp. (a)	23,991
1,800	Daktronics, Inc.	15,696
600	Dolby Laboratories, Inc. - Class A	20,190
2,215	Electro Rent Corp.	20,378
800	Fabrinet (a)	19,056
600	FARO Technologies, Inc. (a)	17,712
772	Fitbit, Inc. - Class A (a)	22,843
2,000	GSI Group, Inc. (a)	27,240
2,044	Ingram Micro, Inc. - Class A	62,097
1,500	Insight Enterprises, Inc. (a)	37,680
400	IPG Photonics Corp. (a)(b)	35,664
500	Itron, Inc. (a)	18,090
2,341	Jabil Circuit, Inc.	54,522
2,900	Keysight Technologies, Inc. (a)	82,157
300	Littelfuse, Inc.	32,103
1,100	Mercury Computer Systems (a)	20,196
300	Mesa Laboratories, Inc.	29,850
700	Methode Electronics, Inc. (b)	22,281
500	MTS Systems Corp. (b)	31,705
1,400	Multi-Fineline Electronix, Inc. (a)	28,952
2,100	National Instruments Corp.	60,249
2,500	Newport Corp. (a)	39,675
600	OSI Systems, Inc. (a)	53,196
1,500	PC Connection, Inc.	33,960
617	Plexus Corp. (a)	21,546
600	Rofin-Sinar Technologies, Inc. (a)	16,068
1,400	Sanmina Corporation (a)	28,812
900	ScanSource, Inc. (a)	28,998
600	SYNNEX Corp. (b)	53,958
614	Tech Data Corp. (a)	40,757
2,800	Trimble Navigation Ltd. (a)	60,060
3,500	TTM Technologies, Inc. (a)	22,785
302	Universal Display Corp. (a)	16,441
2,600	Vishay Intertechnology, Inc.	31,330
500	Zebra Technologies Corp. - Class A (a)	34,825

		1,493,667

	Energy Equipment & Services - 0.70%
1,220	Atwood Oceanics, Inc. (b)	12,481
7,900	Basic Energy Services, Inc. (a)(b)	21,172
400	Dril-Quip, Inc. (a)	23,692
1,100	Ensco Plc - Class A	16,929
7,300	Fairmount Santrol Holdings, Inc. (a)	17,155
2,300	Forum Energy Technologies, Inc. (a)	28,658
2,000	Frank’s International NV	33,380
4,200	Gulfmark Offshore, Inc. - Class A (a)(b)	19,614
2,000	Nabors Industries Ltd.	17,020
5,300	Newpark Resources, Inc. (a)	27,984
3,200	Noble Corp. Plc (b)	33,760
5,900	North Atlantic Drilling Ltd. (a)(b)	14,513
900	Oceaneering International, Inc.	33,768
1,300	Oil States International, Inc. (a)	35,425
10,400	Parker Drilling Co. (a)	18,928
1,200	Patterson-UTI Energy, Inc.	18,096
1,300	PHI, Inc. (a)	21,333
12,100	Pioneer Energy Services Corp. (a)	26,257
800	RigNet, Inc. (a)	16,552
3,300	RPC, Inc. (b)	39,435
5,457	Seadrill Ltd. (a)(b)	18,499
2,900	Superior Energy Services, Inc.	39,063

		533,714

	Food & Staples Retailing - 1.29%
900	Casey’s General Stores, Inc.	108,405
700	Diplomat Pharmacy, Inc. (a)(b)	23,954
44,083	Fairway Group Holdings Corp. (a)(b)	29,099
1,600	Ingles Markets, Inc. - Class A	70,528
1,900	Natural Grocers by Vitamin Cottage, Inc. (a)(b)	38,703
300	PriceSmart, Inc.	24,897
24,900	Rite Aid Corp. (a)	195,216
2,100	Smart & Final Stores, Inc. (a)	38,241
3,500	SpartanNash Co.	75,740
2,600	Sprouts Farmers Market, Inc. (a)	69,134
9,700	SUPERVALU, Inc. (a)	65,766
1,100	The Chefs’ Warehouse, Inc. (a)	18,348
2,900	The Fresh Market, Inc. (a)	67,918
996	United Natural Foods, Inc. (a)	39,203
2,400	Village Super Market, Inc. - Class A	63,240
1,200	Weis Markets, Inc.	53,160

		981,552

	Food Products - 1.64%
400	Alico, Inc.	15,476
620	B&G Foods, Inc.	21,712
1,711	Blue Buffalo Pet Products, Inc. (a)(b)	32,013
1,900	Boulder Brands, Inc. (a)	20,862
1,000	Cal Maine Foods, Inc. (b)	46,340
3,200	Darling International, Inc. (a)	33,664
5,900	Dean Foods Co.	101,185
500	Diamond Foods, Inc. (a)	19,275
1,800	Farmer Brothers Co. (a)(b)	58,086
4,200	Flowers Foods, Inc.	90,258
1,000	Fresh Del Monte Produce, Inc.	38,880
1,100	Ingredion, Inc.	105,424
400	J&J Snack Foods Corp.	46,668
400	John B. Sanfilippo & Son, Inc.	21,612
400	Lancaster Colony Corp.	46,184
1,700	Lifeway Foods, Inc. (a)	18,870
900	Omega Protein Corp. (a)(b)	19,980
1,600	Pilgrim’s Pride Corp. (b)	35,344
2,000	Pinnacle Foods, Inc.	84,920
1,400	Post Holdings, Inc. (a)	86,380
900	Sanderson Farms, Inc.	69,768
900	Seneca Foods Corp. - Class A (a)	26,082
700	Snyder’s-Lance, Inc. (b)	24,010
800	The Hain Celestial Group, Inc. (a)	32,312
500	Tootsie Roll Industries, Inc. (b)	15,795
500	TreeHouse Foods, Inc. (a)	39,230
2,500	WhiteWave Foods Co. (a)	97,275

		1,247,605

	Gas Utilities - 0.85%
1,343	AGL Resources, Inc.	85,697
1,200	Atmos Energy Corp.	75,648
1,800	New Jersey Resources Corp.	59,328
458	Northwest Natural Gas Co. (b)	23,179
1,700	ONE Gas, Inc.	85,289
700	Piedmont Natural Gas, Inc.	39,914
1,100	Southwest Gas Corp.	60,676
1,100	The Laclede Group, Inc.	65,351
3,500	UGI Corp.	118,160
600	WGL Holdings, Inc.	37,794

		651,036

	Health Care Equipment & Supplies - 4.24%
500	Abaxis, Inc.	27,840
1,100	ABIOMED, Inc. (a)	99,308
800	Alere, Inc. (a)	31,272
1,600	Align Technology, Inc. (a)	105,360
300	Analogic Corp.	24,780
2,200	AngioDynamics, Inc. (a)	26,708
500	Anika Therapeutics, Inc. (a)	19,080
2,100	AtriCure, Inc. (a)	47,124
100	Atrion Corp.	38,120
900	Cantel Medical Corp.	55,926

2,500	Cardiovascular Systems, Inc. (a)	37,800
700	CONMED Corp.	30,835
2,300	CryoLife, Inc.	24,794
3,000	Cutera, Inc. (a)	38,370
1,300	Cynosure, Inc. - Class A (a)	58,071
3,000	DENTSPLY International, Inc.	182,550
1,700	DexCom, Inc. (a)	139,230
2,800	Endologix, Inc. (a)(b)	27,720
1,100	Entellus Medical, Inc. (a)(b)	18,546
3,000	Exactech, Inc. (a)	54,450
663	Glaukos Corp. (a)	16,370
2,400	Globus Medical, Inc. - Class A (a)	66,768
500	Greatbatch, Inc. (a)	26,250
500	Haemonetics Corp. (a)	16,120
1,600	Halyard Health, Inc. (a)	53,456
600	HeartWare International, Inc. (a)	30,240
1,400	Hill-Rom Holdings, Inc.	67,284
3,300	Hologic, Inc. (a)	127,677
200	ICU Med, Inc. (a)	22,556
1,700	IDEXX Laboratories, Inc. (a)(b)	123,964
900	Inogen, Inc. (a)	36,081
1,100	Insulet Corp. (a)(b)	41,591
700	Integra Lifesciences Holdings (a)(b)	47,446
1,800	Invacare Corp.	31,302
2,200	iRadimed Corp. (a)	61,666
2,200	K2M Group Holdings, Inc. (a)	43,428
6,487	Lantheus Holdings, Inc. (a)	21,926
1,600	LDR Holding Corp. (a)	40,176
3,800	LeMaitre Vascular, Inc.	65,550
1,000	LivaNova Plc (a)	59,370
2,000	Masimo Corp. (a)	83,020
2,500	Meridian Bioscience, Inc.	51,300
1,100	Merit Medical Systems, Inc. (a)	20,449
1,200	Natus Medical, Inc. (a)	57,660
400	Neogen Corp. (a)	22,608
300	Nevro Corp. (a)	20,253
1,300	NuVasive, Inc. (a)	70,343
2,300	NxStage Medical, Inc. (a)	50,393
6,600	OraSure Technologies, Inc. (a)	42,504
1,600	Orthofix International NV (a)	62,736
2,400	ResMed, Inc.	128,856
2,000	Rockwell Medical, Inc. (a)(b)	20,480
1,000	SeaSpine Holdings Corp. (a)	17,180
2,700	Second Sight Medical Products, Inc. (a)(b)	15,903
900	Sirona Dental Systems, Inc. (a)	98,613
5,200	STAAR Surgical Co. (a)	37,128
900	STERIS Plc (b)	67,806
1,500	SurModics, Inc. (a)	30,405
500	Teleflex, Inc.	65,725
1,300	The Spectranetics Corp. (a)	19,578
1,600	Vascular Solutions, Inc. (a)	55,024
700	West Pharmaceutical Services, Inc.	42,154
2,100	Zeltiq Aesthetics, Inc. (a)	59,913

		3,227,136

	Health Care Providers & Services - 3.62%
700	AAC Holdings, Inc. (a)(b)	13,342
500	Acadia Healthcare Co., Inc. (a)	31,230
1,900	Addus HomeCare Corp. (a)	44,232
300	Adeptus Health, Inc. - Class A (a)(b)	16,356
457	Air Methods Corp. (a)	19,162
2,900	Alliance HealthCare Services, Inc. (a)	26,622
1,800	Almost Family, Inc. (a)	68,814
2,600	Amedisys, Inc. (a)	102,232
1,700	AMN Healthcare Services, Inc. (a)	52,785
1,200	AmSurg Corp. (a)	91,200
13,639	BioScrip, Inc. (a)(b)	23,868
5,100	BioTelemetry, Inc. (a)	59,568
1,020	Brookdale Senior Living, Inc. (a)	18,829
2,500	Centene Corp. (a)	164,525
500	Chemed Corp.	74,900
700	Civitas Solutions, Inc. (a)	20,153
1,700	Community Health Systems, Inc. (a)	45,101
800	CorVel Corp. (a)	35,136

3,100	Cross Country Healthcare, Inc. (a)	50,809
2,600	Envision Healthcare Holdings, Inc. (a)	67,522
571	ExamWorks Group, Inc. (a)	15,189
3,000	Hanger Orthopedic Group, Inc. (a)	49,350
2,400	Health Net, Inc. (a)	164,304
700	HealthEquity, Inc. (a)	17,549
1,500	HealthSouth Corp.	52,215
3,000	Healthways, Inc. (a)	38,610
3,600	HMS Holdings Corp. (a)	44,424
2,100	Kindred Healthcare, Inc.	25,011
1,900	LHC Group, Inc. (a)	86,051
1,100	LifePoint Hospitals, Inc. (a)	80,740
1,100	Magellan Health Services, Inc. (a)	67,826
1,600	MEDNAX, Inc. (a)	114,656
1,300	Molina Healthcare, Inc. (a)	78,169
300	National Healthcare Corp.	18,510
12,200	Nobilis Health Corp. (a)(b)	34,404
1,800	Owens & Minor, Inc.	64,764
800	Patterson Cos., Inc.	36,168
2,300	PerkinElmer, Inc.	123,211
1,900	PharMerica Corp. (a)	66,500
500	Premier, Inc. - Class A (a)	17,635
600	Providence Service Corp. (a)	28,152
4,900	RadNet, Inc. (a)	30,282
3,100	Select Medical Holdings Corp. (b)	36,921
1,400	Surgical Care Affiliates, Inc. (a)	55,734
512	Team Health Holdings, Inc. (a)	22,472
1,446	Tenet Healthcare Corp. (a)	43,814
1,000	The Ensign Group, Inc.	22,630
2,900	Triple-S Management Corp. - Class B (a)	69,339
2,900	Universal American Corp.	20,300
700	US Physical Therapy, Inc.	37,576
1,300	VCA, Inc. (a)	71,500
1,200	WellCare Health Plans, Inc. (a)	93,852

		2,754,244

	Health Care Technology - 0.64%
3,500	Allscripts Healthcare Solutions, Inc. (a)	53,830
500	athenahealth, Inc. (a)	80,485
1,100	Computer Programs & Systems, Inc. (b)	54,725
6,100	Connecture, Inc. (a)	22,021
2,900	Imprivata, Inc. (a)	32,770
1,700	MedAssets, Inc. (a)	52,598
600	Medidata Solutions, Inc. (a)	29,574
1,200	Omnicell, Inc. (a)	37,296
500	Press Ganey Holdings, Inc. (a)	15,775
3,700	Quality Systems, Inc.	59,644
600	Veeva Systems, Inc. - Class A (a)	17,310
2,300	Vocera Communications, Inc. (a)	28,060

		484,088

	Hotels, Restaurants & Leisure - 2.20%
1,600	Aramark	51,600
2,600	Bloomin’ Brands, Inc.	43,914
600	Bob Evans Farms, Inc.	23,310
3,000	Boyd Gaming Corp. (a)	59,610
1,900	Bravo Brio Restaurant Group, Inc. (a)	17,100
1,200	Brinker International, Inc.	57,540
400	Buffalo Wild Wings, Inc. (a)(b)	63,860
5,900	Callaway Golf Co.	55,578
1,700	Carrols Restaurant Group, Inc. (a)	19,958
500	Cheesecake Factory, Inc.	23,055
600	Choice Hotels International, Inc.	30,246
300	Churchill Downs, Inc.	42,447
493	Cracker Barrel Old Country Store, Inc. (b)	62,527
600	Dave & Buster’s Entertainment, Inc. (a)	25,044
4,300	Denny’s Corp. (a)	42,269
1,000	Diamond Resorts International, Inc. (a)(b)	25,510
1,200	Domino’s Pizza, Inc. (b)	133,500
632	Dunkin’ Brands Group, Inc. (b)	26,917
3,700	Eldorado Resorts, Inc. (a)	40,700
600	Fiesta Restaurant Group, Inc. (a)	20,160
1,100	Interval Leisure Group, Inc. (b)	17,171
2,900	Intrawest Resorts Holdings, Inc. (a)	22,678
2,100	Isle of Capri Casinos, Inc. (a)	29,253

2,000	J Alexander’s Holdings, Inc. (a)	21,840
600	Jack in the Box, Inc.	46,026
1,685	Jamba, Inc. (a)(b)	22,731
1,500	La Quinta Holdings, Inc. (a)	20,415
800	Marcus Corp.	15,176
700	Marriott Vacations Worldwide	39,865
900	Monarch Casino & Resort, Inc. (a)	20,448
300	Panera Bread Co. - Class A (a)	58,434
1,100	Papa John’s International, Inc. (b)	61,457
1,900	Papa Murphy’s Holdings, Inc. (a)(b)	21,394
1,400	Penn National Gaming, Inc. (a)	22,428
1,600	Pinnacle Entertainment, Inc. (a)	49,792
1,100	Popeyes Louisiana Kitchen, Inc. (a)	64,350
2,600	Potbelly Corp. (a)(b)	30,446
6,500	Ruby Tuesday, Inc. (a)	35,815
2,500	Ruth’s Hospitality Group, Inc.	39,800
700	Six Flags Entertainment Corp.	38,458
900	Sonic Corp. (b)	29,079
1,800	Speedway Motorsports, Inc.	37,296
800	Texas Roadhouse, Inc.	28,616
300	Vail Resorts, Inc.	38,397

		1,676,210

	Household Durables - 2.38%
2,100	Bassett Furniture Industries, Inc.	52,668
585	CalAtlantic Group, Inc.	22,183
300	Cavco Industries, Inc. (a)	24,993
1,400	CSS Industries, Inc.	39,732
4,388	D.R. Horton, Inc.	140,548
2,600	Ethan Allen Interiors, Inc. (b)	72,332
500	Flexsteel Industries, Inc.	22,090
2,657	GoPro, Inc. - Class A (a)(b)	47,852
700	Harman International Industries, Inc.	65,947
1,000	Helen of Troy Ltd. (a)	94,250
1,300	Hooker Furniture Corp.	32,812
1,900	Installed Building Products, Inc. (a)	47,177
1,800	iRobot Corp. (a)(b)	63,720
2,800	Jarden Corp. (a)	159,936
1,236	KB Home	15,240
2,400	La-Z-Boy, Inc.	58,608
1,400	Leggett & Platt, Inc.	58,828
1,400	Lennar Corp. - Class A	68,474
400	Lennar Corp. - Class B	16,072
809	LGI Homes, Inc. (a)(b)	19,683
800	Libbey, Inc.	17,056
2,700	Lifetime Brands, Inc.	35,802
300	National Presto Industries, Inc.	24,858
60	NVR, Inc. (a)	98,580
4,100	Pulte Homes, Inc.	73,062
5,600	Skullcandy, Inc. (a)	26,488
1,200	Tempur Sealy International, Inc. (a)	84,552
2,900	Toll Brothers, Inc. (a)	96,570
2,700	Tri Pointe Group, Inc. (a)	34,209
1,100	Tupperware Brands Corp. (b)	61,215
400	Universal Electronics, Inc. (a)	20,540
700	WCI Communities, Inc. (a)	15,596
9,000	ZAGG, Inc. (a)	98,460

		1,810,133

	Household Products - 0.26%
3,500	Central Garden & Pet Co. - Class A (a)	47,600
1,600	Energizer Holdings, Inc.	54,496
1,400	HRG Group, Inc. (a)	18,984
200	Spectrum Brands Holdings, Inc.	20,360
600	WD-40 Co.	59,190

		200,630

	Independent Power and Renewable Electricity Producers - 0.45%
42,300	Atlantic Power Corp.	83,331
4,765	Dynegy, Inc. (a)	63,851
6,300	NRG Yield, Inc. - Class A	87,633
6,300	NRG Yield, Inc. - Class C (b)	92,988
2,900	Talen Energy Corp. (a)	18,067

		345,870

	Industrial Conglomerates - 0.21%
900	Carlisle Companies, Inc.	79,821
4,218	McDermott International, Inc. (a)	14,130
12	Seaboard Corp. (a)	34,737
200	Standex International Corp.	16,630
1,200	Tredegar Corp.	16,344

		161,662

	Insurance - 4.34%
200	Alleghany Corp. (a)	95,586
1,600	Allied World Assurance Co. Holdings, Ltd.	59,504
3,900	Ambac Financial Group, Inc. (a)	54,951
800	American Equity Investment Life Holding Co.	19,224
1,200	American Financial Group, Inc.	86,496
200	American National Insurance Co.	20,454
600	AMERISAFE, Inc. (b)	30,540
1,500	AmTrust Financial Services, Inc.	92,370
2,900	Arch Capital Group Ltd. - ADR (a)	202,275
900	Argo Group International Holdings Ltd.	53,856
876	Arthur J. Gallagher & Co.	35,863
1,000	Aspen Insurance Holdings Ltd.	48,300
1,100	Assurant, Inc.	88,594
5,000	Assured Guaranty Ltd.	132,150
1,200	Atlas Financial Holdings, Inc. (a)	23,880
2,500	Axis Capital Holdings Ltd.	140,550
700	Baldwin & Lyons, Inc. - Class B	16,821
500	Brown & Brown, Inc.	16,050
3,000	Crawford & Co. - Class B	15,930
1,300	EMC Insurance Group, Inc.	32,890
1,300	Employers Holdings, Inc.	35,490
1,300	Endurance Specialty Holdings Ltd.	83,187
700	Erie Indemnity Co. - Class A	66,948
300	FBL Financial Group, Inc. - Class A	19,092
1,200	Federated National Holding Co. - Class C	35,472
1,200	Fidelity & Guaranty Life	30,444
2,400	First American Corp.	86,160
1,300	Hallmark Financial Services, Inc. (a)	15,197
1,300	HCI Group, Inc.	45,305
2,600	Heritage Insurance Holdings, Inc. (a)	56,732
900	Horace Mann Educators Corp.	29,862
300	Infinity Property & Casualty Corp.	24,669
600	James River Group Holdings Ltd.	20,124
400	Kemper Corp.	14,900
3,500	Maiden Holdings Ltd.	52,185
900	National General Holdings Corp.	19,674
400	Navigators Group, Inc. (a)	34,316
4,200	Old Republic International Corp.	78,246
800	PartnerRe Ltd.	111,792
1,000	Primerica, Inc.	47,230
800	ProAssurance Corp.	38,824
1,200	Reinsurance Group of America	102,660
800	RenaissanceRe Holdings Ltd.	90,552
1,200	RLI Corp.	74,100
2,100	Selective Insurance Group, Inc.	70,518
800	StanCorp Financial Group, Inc.	91,104
1,000	State Auto Financial Corp.	20,590
3,300	State National Cos., Inc.	32,373
500	Stewart Information Services Corp.	18,665
1,100	Symetra Financial Corp.	34,947
1,100	The Hanover Insurance Group, Inc.	89,474
2,700	Torchmark Corp.	154,332
700	United Fire Group, Inc.	26,817
2,300	United Insurance Holdings Corp.	39,330
2,200	Universal Insurance Holdings, Inc. (b)	50,996
2,200	W.R. Berkley Corp.	120,450
100	White Mountains Insurance Group Ltd. - ADR (b)	72,681

		3,301,722

	Internet & Catalog Retail - 1.03%
6,400	1-800-Flowers.Com, Inc. - Class A (a)(b)	46,592
1,400	Blue Nile, Inc. (a)	51,982
21,121	EVINE Live, Inc. (a)	37,595
124	Expedia, Inc.	15,401
600	FTD Cos., Inc. (a)	15,702
22,500	Groupon, Inc. (a)	69,075
1,300	HSN, Inc.	65,871
1,500	Lands’ End, Inc. (a)(b)	35,160

1,200	Liberty TripAdvisor Holdings, Inc. - Class A (a)	36,408
1,100	Liberty Ventures - Series A (a)	49,621
2,400	Nutrisystem, Inc.	51,936
3,000	Overstock.com, Inc. (a)	36,840
3,100	PetMed Express, Inc. (b)	53,134
1,300	Shutterfly, Inc. (a)	57,928
600	Stamps.com, Inc. (a)(b)	65,766
3,400	Travelport Worldwide Ltd.	43,860
1,100	Wayfair, Inc. - Class A (a)(b)	52,382

		785,253

	Internet Software & Services - 3.12%
5,400	Aerohive Networks, Inc. (a)(b)	27,594
891	Alarm.com Holdings, Inc. (a)(b)	14,862
8,700	Angie’s List, Inc. (a)	81,345
3,200	Bankrate, Inc. (a)	42,560
3,400	Bazaarvoice, Inc. (a)	14,892
3,100	Blucora, Inc. (a)	30,380
1,300	Box, Inc. - Class A (a)(b)	18,148
7,100	Brightcove, Inc. (a)	44,020
700	BroadSoft, Inc. (a)	24,752
3,400	Carbonite, Inc. (a)	33,320
5,900	Care.com, Inc. (a)	42,244
3,000	ChannelAdvisor Corp. (a)	41,550
1,400	Cimpress NV (a)(b)	113,596
700	comScore, Inc. (a)(b)	28,805
2,600	Constant Contact, Inc. (a)	76,024
1,300	Cornerstone OnDemand, Inc. (a)	44,889
200	CoStar Group, Inc. (a)(b)	41,338
500	Cvent, Inc. (a)	17,455
400	Demandware, Inc. (a)(b)	21,588
7,800	DHI Group, Inc. (a)	71,526
10,900	EarthLink Holdings Corp.	80,987
153	Envestnet, Inc. (a)	4,567
3,900	Everyday Health, Inc. (a)	23,478
7,700	Five9, Inc. (a)	66,990
1,900	IAC/InterActiveCorp	114,095
2,500	Internap Corp. (a)	16,000
5,400	Intralinks Holdings, Inc. (a)	48,978
500	j2 Global, Inc.	41,160
5,900	Liquidity Services, Inc. (a)	38,350
5,000	LivePerson, Inc. (a)	33,750
800	LogMeIn, Inc. (a)	53,680
8,100	Marchex, Inc. - Class B	31,509
9,300	Marin Software, Inc. (a)(b)	33,294
1,100	Marketo, Inc. (a)	31,581
15,493	MaxPoint Interactive, Inc. (a)	26,493
612	New Relic, Inc. (a)	22,295
2,300	NIC, Inc.	45,264
2,700	OPOWER, Inc. (a)(b)	28,512
600	Q2 Holdings, Inc. (a)	15,822
4,879	QuinStreet, Inc. (a)	20,931
3,092	Quotient Technology, Inc. (a)(b)	21,088
2,900	Rackspace Hosting, Inc. (a)	73,428
700	Reis, Inc.	16,611
5,200	RetailMeNot, Inc. (a)	51,584
6,006	Rocket Fuel, Inc. (a)	20,961
1,277	SciQuest, Inc. (a)	16,563
1,500	Shutterstock, Inc. (a)(b)	48,510
400	SPS Commerce, Inc. (a)	28,084
2,640	TechTarget, Inc. (a)	21,199
5,100	Travelzoo, Inc. (a)	42,687
6,500	TrueCar, Inc. (a)(b)	62,010
6,900	United Online, Inc. (a)	81,351
2,000	Web.com Group, Inc. (a)	40,020
400	WebMD Health Corp. (a)	19,320
3,200	Wix.com Ltd. (a)	72,800
4,400	XO Group, Inc. (a)(b)	70,664
2,000	Yelp, Inc. - Class A (a)	57,600
913	Zillow Group, Inc. - Class C (a)(b)	21,437

		2,374,541

	IT Services - 3.26%
2,200	Acxiom Corp. (a)	46,024
500	Black Knight Financial Services, Inc. - Class A (a)	16,530
1,500	Blackhawk Network Holdings, Inc. (a)	66,315
2,100	Booz Allen Hamilton Holding Corp.	64,785
2,300	Broadridge Financial Solutions, Inc.	123,579
700	CACI International, Inc. - Class A (a)	64,946
1,000	Cardtronics, Inc. (a)(b)	33,650
8,500	CIBER, Inc. (a)	29,835
4,400	Convergys Corp.	109,516
2,100	CoreLogic, Inc. (a)	71,106
1,900	CSG Systems International, Inc.	68,362
400	DST Systems, Inc.	45,624
1,000	EPAM Systems, Inc. (a)	78,620
900	Euronet Worldwide, Inc. (a)	65,187
8,000	Everi Holdings, Inc. (a)	35,120
800	ExlService Holdings, Inc. (a)	35,944
900	Forrester Research, Inc.	25,632
1,600	Gartner, Inc. (a)	145,120
3,300	Genpact Ltd. (a)	82,434
1,907	Global Payments, Inc.	123,021
400	Heartland Payment Systems, Inc.	37,928
2,000	Leidos Holdings, Inc.	112,520
8,700	Lionbridge Technologies, Inc. (a)	42,717
1,000	Luxoft Holding, Inc. (a)	77,130
1,700	ManTech International Corp. - Class A	51,408
1,500	Maximus, Inc.	84,375
12,200	ModusLink Global Solutions, Inc. (a)	30,256
2,600	NeuStar, Inc. - Class A (a)(b)	62,322
3,100	Perficient, Inc. (a)	53,072
2,200	PFSweb, Inc. (a)	28,314
1,400	Sabre Corp.	39,158
1,400	Science Applications International Corp.	64,092
3,800	ServiceSource International, Inc. (a)	17,518
1,400	Teletech Holdings, Inc.	39,074
4,200	The Hackett Group, Inc.	67,494
2,500	Total System Services, Inc.	124,500
2,300	Vantiv, Inc. - Class A (a)	109,066
1,300	VeriFone Holdings, Inc. (a)	36,426
700	Virtusa Corp. (a)	28,938
500	WEX, Inc. (a)	44,200

		2,481,858

	Leisure Products - 0.82%
1,400	Brunswick Corp. (b)	70,714
3,700	JAKKS Pacific, Inc. (a)(b)	29,452
2,100	Johnson Outdoors, Inc. - Class A	45,969
4,900	Nautilus, Inc. (a)	81,928
2,400	Performance Sports Group Ltd. (a)	23,112
943	Polaris Industries, Inc.	81,051
1,100	Pool Corporation	88,858
3,900	Smith & Wesson Holding Corp. (a)	85,722
900	Sturm, Ruger & Company, Inc.	53,649
1,400	Vista Outdoor, Inc. (a)	62,314

		622,769

	Life Sciences Tools & Services - 1.63%
9,300	Affymetrix, Inc. (a)	93,837
900	Albany Molecular Research, Inc. (a)(b)	17,865
600	Bio-Rad Laboratories, Inc. - Class A (a)	83,196
200	Bio-Techne Corp.	18,000
3,600	Bruker Corp. (a)	87,372
1,000	Cambrex Corp. (a)	47,090
1,400	Charles River Laboratories (a)	112,546
5,100	Harvard Bioscience, Inc. (a)	17,697
400	INC Research Holdings, Inc. - Class A (a)	19,404
3,900	Luminex Corp. (a)	83,421
700	Mettler-Toledo International, Inc. (a)	237,391
4,700	NeoGenomics, Inc. (a)	36,989
2,800	Pacific Biosciences of California, Inc. (a)(b)	36,764
900	PARAXEL International Corp. (a)	61,308
400	PRA Health Sciences, Inc. (a)	18,108
3,500	QIAGEN NV (a)	96,775
2,000	Quintiles Transnational Holdings, Inc. (a)	137,320
13,600	Sequenom, Inc. (a)(b)	22,304
600	VWR Corp. (a)	16,986

		1,244,373

	Machinery - 2.51%
10,998	Accuride Corp. (a)	18,257
1,100	Actuant Corp. - Class A	26,356
1,400	AGCO Corp.	63,546
1,200	Allison Transmission Holdings, Inc.	31,068
800	Altra Industrial Motion Corp.	20,064
500	Badger Meter, Inc.	29,295
1,300	Barnes Group, Inc.	46,007
3,300	Blount International, Inc. (a)	32,373
1,500	Briggs & Stratton Corp. (b)	25,950
1,000	Chart Industries, Inc. (a)	17,960
400	CIRCOR International, Inc.	16,860
1,300	Colfax Corp. (a)	30,355
7,871	Commercial Vehicle Group, Inc. (a)	21,724
400	Crane Co.	19,136
1,500	Donaldson Company, Inc.	42,990
800	Douglas Dynamics, Inc.	16,856
1,600	Federal Signal Corp.	25,360
761	FreightCar America, Inc.	14,786
1,500	Global Brass & Copper Holdings, Inc.	31,950
700	Graco, Inc.	50,449
800	Hurco Companies, Inc.	21,248
500	Hyster-Yale Materials Handling, Inc.	26,225
401	IDEX Corp. (b)	30,721
500	ITT Corp.	18,160
700	John Bean Technologies Corp.	34,881
1,900	Joy Global, Inc. (b)	23,959
1,000	Kadant, Inc.	40,610
1,200	Kennametal, Inc.	23,040
1,800	L.B. Foster Co. - Class A	24,588
1,400	Lincoln Electric Holdings, Inc.	72,646
1,500	Manitowoc, Inc.	23,025
2,600	Meritor, Inc. (a)	21,710
600	Middleby Corp. (a)	64,722
800	Miller Industries, Inc.	17,424
800	Mueller Industries, Inc.	21,680
2,400	Mueller Water Products, Inc. - Class A	20,640
700	NACCO Industries, Inc. - Class A	29,540
500	Nordson Corp.	32,075
930	Omega Flex, Inc.	30,699
400	Proto Labs, Inc. (a)	25,476
1,400	Rexnord Corp. (a)	25,368
1,000	Snap On, Inc.	171,430
900	SPX FLOW, Inc. (a)	25,119
600	Sun Hydraulics Corp.	19,038
800	Tennant Co. (b)	45,008
1,800	Terex Corp.	33,264
498	The Greenbrier Companies, Inc.	16,245
700	Timken Co.	20,013
5,592	Titan International, Inc.	22,032
1,300	Toro Co.	94,991
1,600	TriMas Corp. (a)	29,840
1,300	Trinity Industries, Inc.	31,226
200	Valmont Industries, Inc.	21,204
2,300	Wabash National Corp. (a)	27,209
1,200	Wabtec Corp.	85,344
300	Watts Water Technologies, Inc. - Class A (b)	14,901
1,309	Xylem, Inc.	47,779

		1,914,422

	Marine - 0.09%
340	Kirby Corp. (a)	17,891
1,100	Matson, Inc.	46,893

		64,784

	Media - 1.81%
700	AMC Networks, Inc. - Class A (a)	52,276
1,200	Ascent Capital Group, Inc. - Class A (a)	20,064
3,800	Cablevision Systems Corp. - Class A	121,220
600	Cinemark Holdings, Inc.	20,058
71,786	Cumulus Media, Inc. - Class A (a)	23,696
3,300	Entercom Communications Corp. - Class A (a)	37,059
4,000	Entravision Communications Corp. - Class A	30,840
1,922	Eros International Plc (a)(b)	17,586
2,849	Gannett Co., Inc.	46,410
2,900	Gray Television, Inc. (a)	47,270

6,000	Harte-Hanks, Inc.	19,440
500	IMAX Corp. (a)	17,770
4,843	Interpublic Group of Cos., Inc.	112,745
1,100	John Wiley & Sons, Inc. - Class A	49,533
600	Liberty Broadband Corp. - Class C (a)	31,116
600	Lions Gate Entertainment Corp. (b)	19,434
900	Live Nation, Inc. (a)	22,113
1,500	MDC Partners, Inc. - Class A	32,580
1,800	Media General, Inc. (a)	29,070
700	Meredith Corp.	30,275
495	Morningstar, Inc.	39,803
1,897	MSG Networks, Inc. - Class A (a)	39,458
1,100	National CineMedia, Inc.	17,281
1,600	New Media Investment Group, Inc.	31,136
3,000	New York Times Co. - Class A	40,260
2,300	Reading International, Inc. - Class A (a)	30,153
500	Saga Communications, Inc. - Class A	19,225
1,200	Scholastic Corp.	46,272
964	Sinclair Broadcast Group, Inc. - Class A	31,369
2,100	Starz - Class A (a)	70,350
5,190	TEGNA, Inc.	132,449
900	The E.W. Scripps Co. - Class A	17,100
100	The Madison Square Garden Co. - Class A (a)	16,180
1,900	Time, Inc.	29,773
1,900	World Wrestling Entertainment, Inc. - Class A (b)	33,896

		1,375,260

	Metals & Mining - 0.49%
7,011	AK Steel Holding Corp. (a)(b)	15,704
800	Carpenter Technology Corp.	24,216
5,300	Century Aluminum Co. (a)	23,426
1,100	Commercial Metals Co.	15,059
1,200	Gibraltar Industries, Inc. (a)	30,528
800	Handy & Harman Ltd. (a)	16,408
700	Materion Corp.	19,600
3,000	Olympic Steel, Inc.	34,740
2,200	Real Industry, Inc. (a)	17,666
900	Reliance Steel & Aluminum Co.	52,119
1,700	Schnitzer Steel Industries, Inc. - Class A (b)	24,429
2,800	Steel Dynamics, Inc.	50,036
5,638	SunCoke Energy, Inc.	19,564
900	Worthington Industries, Inc.	27,126

		370,621

	Multiline Retail - 0.54%
2,100	Big Lots, Inc. (b)	80,934
1,900	Burlington Stores, Inc. (a)	81,510
800	Dillard’s, Inc. - Class A (b)	52,568
5,000	Fred’s, Inc. - Class A (b)	81,850
3,900	J.C. Penney Co., Inc. (a)(b)	25,974
1,382	Ollie’s Bargain Outlet Holdings, Inc. (a)	23,508
800	Sears Holdings Corp. (a)(b)	16,448
8,000	Tuesday Morning Corp. (a)(b)	52,000

		414,792

	Multi-Utilities - 0.53%
900	Alliant Energy Corp.	56,205
400	Black Hills Corp.	18,572
3,400	CMS Energy Corp.	122,672
1,100	MDU Resources Group, Inc.	20,152
500	Northwestern Corp.	27,125
1,500	SCANA Corp. (b)	90,735
2,000	TECO Energy, Inc.	53,300
400	Vectren Corp.	16,968

		405,729

	Oil & Gas - 0.71%
1,900	Alon USA Energy, Inc.	28,196
5,883	California Resources Corp.	13,707
300	Chesapeake Utilities Corp.	17,025
9,900	Cloud Peak Energy, Inc. (a)(b)	20,592
381	CVR Energy, Inc.	14,992
11,900	Denbury Resources, Inc. (b)	24,038
2,000	DHT Holdings, Inc.	16,180
397	Diamondback Energy, Inc. (a)	26,559
10,200	Frontline Ltd. (b)	30,498
3,500	Hallador Energy Co. (b)	15,960

710	Matador Resources Co. (a)	14,037
1,047	Newfield Exploration Co. (a)	34,090
1,700	Nordic American Tanker Shipping Ltd. (b)	26,418
3,700	Pacific Ethanol, Inc. (a)	17,686
1,000	Par Pacific Holdings, Inc. (a)	23,540
794	Parsley Energy, Inc. - Class A (a)	14,649
800	PBF Energy, Inc. - Class A	29,448
300	PDC Energy, Inc. (a)	16,014
564	RSP Permian, Inc. (a)	13,756
1,398	Ship Finance International Ltd.	23,165
7,955	Ultra Petroleum Corp. - ADR (a)	19,888
1,112	Western Refining, Inc.	39,610
1,500	World Fuel Services Corp.	57,690

		537,738

	Paper & Forest Products - 0.24%
800	Boise Cascade Co. (a)	20,424
1,200	Domtar Corp.	44,340
1,500	KapStone Paper and Packaging Corp.	33,885
1,200	Louisiana-Pacific Corp. (a)	21,612
300	Neenah Paper, Inc.	18,729
1,300	P.H. Glatfelter Co.	23,972
500	Schweitzer-Mauduit International, Inc.	20,995

		183,957

	Personal Products - 0.95%
15,500	Avon Products, Inc.	62,775
2,100	Coty, Inc. - Class A (b)	53,823
1,100	Edgewell Personal Care Co.	86,207
3,400	Elizabeth Arden, Inc. (a)(b)	33,660
2,300	Herbalife Ltd. (a)(b)	123,326
1,800	Medifast, Inc.	54,684
1,700	Natural Health Trends Corp. (b)	57,001
3,332	Nature’s Sunshine Products, Inc.	33,720
1,900	Nu Skin Enterprises, Inc. - Class A (b)	71,991
1,800	Nutraceutical International Corp. (a)	46,476
1,200	Revlon, Inc. - Class A (a)	33,408
500	USANA Health Sciences, Inc. (a)(b)	63,875

		720,946

	Pharmaceuticals - 1.47%
900	Aerie Pharmaceuticals, Inc. (a)	21,915
700	Akorn, Inc. (a)	26,117
3,100	Amphastar Pharmaceuticals, Inc. (a)	44,113
400	ANI Pharmaceuticals, Inc. (a)(b)	18,050
800	Cempra, Inc. (a)(b)	24,904
700	Collegium Pharmaceutical, Inc. (a)(b)	19,250
13,600	Corcept Therapeutics, Inc. (a)	67,728
2,512	Depomed, Inc. (a)	45,542
600	Dermira, Inc. (a)	20,766
7,500	Durect Corp. (a)	16,575
2,000	Foamix Pharmaceuticals Ltd. (a)	16,220
800	Heska Corp. (a)	30,944
800	Impax Laboratories, Inc. (a)	34,208
500	Intra-Cellular Therapies, Inc. (a)	26,895
1,900	Lannett Co., Inc. (a)(b)	76,228
700	Medicines Co. (a)	26,138
700	Pacira Pharmaceuticals, Inc. (a)	53,753
23,841	Pernix Therapeutics Holdings, Inc. (a)	70,331
1,300	Phibro Animal Health Corp. - Class A	39,169
1,900	Prestige Brands Holdings, Inc. (a)	97,812
500	Revance Therapeutics, Inc. (a)	17,080
13,400	SciClone Pharmaceuticals, Inc. (a)	123,280
3,300	Sucampo Pharmaceuticals, Inc. - Class A (a)	57,057
6,000	Supernus Pharmaceuticals, Inc. (a)	80,640
2,100	Tetraphase Pharmaceuticals, Inc. (a)	21,063
2,600	TherapeuticsMD, Inc. (a)(b)	26,962
1,400	Zogenix, Inc. (a)	20,636

		1,123,376

	Professional Services - 1.66%
2,900	CBIZ, Inc. (a)	28,594
4,900	CDI Corp.	33,124
500	CEB, Inc.	30,695
300	Exponent, Inc. (b)	14,985
2,800	Franklin Covey Co. (a)	46,872
900	FTI Consulting, Inc. (a)	31,194

700	GP Strategies Corp. (a)	17,577
800	Heidrick & Struggles International, Inc.	21,776
6,500	Hill International, Inc. (a)	25,220
600	Huron Consulting Group, Inc. (a)	35,640
700	ICF International, Inc. (a)	24,892
1,200	Insperity, Inc.	57,780
1,400	Kelly Services, Inc. - Class A	22,610
2,100	Kforce, Inc.	53,088
1,100	Korn/Ferry International	36,498
1,800	ManpowerGroup, Inc.	151,722
2,100	Mistras Group, Inc. (a)	40,089
7,900	Monster Worldwide, Inc. (a)	45,267
1,100	Navigant Consulting, Inc. (a)	17,666
1,000	On Assignment, Inc. (a)	44,950
2,600	Resources Connection, Inc.	42,484
2,600	Robert Half International, Inc.	122,564
1,900	RPX Corp. (a)	20,900
400	The Advisory Board Co. (a)	19,844
400	The Dun & Bradstreet Corp.	41,572
738	Towers Watson & Co. - Class A	94,803
1,100	TriNet Group, Inc. (a)	21,285
2,400	TrueBlue, Inc. (a)	61,824
3,700	Volt Information Sciences, Inc. (a)	30,118
500	VSE Corp.	31,090

		1,266,723

	Real Estate Management & Development - 0.65%
2,364	Altisource Asset Management Corp. (a)(b)	40,566
4,100	Altisource Portfolio Solutions SA (a)(b)	114,021
1,254	AV Homes, Inc. (a)	16,064
1,300	Jones Lang LaSalle, Inc.	207,818
1,100	Marcus & Millichap, Inc. (a)	32,054
2,200	Realogy Holdings Corp. (a)	80,674
100	The RMR Group, Inc. - Class A (a)	1,447

		492,644

	Real Estate Management & Development - 0.03%
999	Forest City Enterprises, Inc. - Class A (a)	21,908

	Road & Rail - 0.36%
100	AMERCO	38,950
1,200	ArcBest Corp.	25,668
1,000	Avis Budget Group (a)	36,290
600	Genesee & Wyoming, Inc. - Class A (a)	32,214
1,000	Landstar System, Inc.	58,650
948	Saia, Inc. (a)	21,093
1,300	Swift Transportation Co. (a)	17,966
1,400	U.S.A. Truck, Inc. (a)	24,430
1,100	YRC Worldwide, Inc. (a)	15,598

		270,859

	Semiconductor & Semiconductor Equipment - 2.09%
1,300	Advanced Energy Industries, Inc. (a)(b)	36,699
13,200	Advanced Micro Devices, Inc. (a)	37,884
1,900	Alpha & Omega Semiconductor Ltd. (a)	17,461
1,000	Ambarella, Inc. (a)(b)	55,740
2,472	Amkor Technology, Inc. (a)	15,030
5,900	Applied Micro Circuits Corp. (a)	37,583
5,200	Atmel Corp.	44,772
400	Cabot Microelectronics Corp. (a)	17,512
3,800	Cascade Microtech, Inc. (a)	61,750
1,400	Cavium, Inc. (a)	91,994
900	CEVA, Inc. (a)	21,024
1,900	Cirrus Logic, Inc. (a)	56,107
1,800	Cohu, Inc.	21,726
603	Cree, Inc. (a)(b)	16,082
700	Diodes, Inc. (a)	16,086
1,700	DSP Group, Inc. (a)	16,048
1,600	Entegris, Inc. (a)	21,232
1,500	Fairchild Semiconductor International, Inc. (a)	31,065
900	First Solar, Inc. (a)	59,391
2,600	FormFactor, Inc. (a)	23,400
1,900	Inphi Corp. (a)	51,338
2,400	Integrated Device Technology, Inc. (a)	63,240
2,400	IXYS Corp.	30,312
500	M/A-Com Technology Solutions Holdings, Inc. (a)	20,445
4,800	Marvell Technology Group Ltd. - ADR	42,336

17,400	Mattson Technology, Inc. (a)	61,422
1,300	MaxLinear, Inc. - Class A (a)	19,149
1,600	Microsemi Corp. (a)	52,144
500	MKS Instrument, Inc.	18,000
900	Monolithic Power Systems, Inc. (b)	57,339
5,200	NeoPhotonics Corp. (a)	56,472
700	OmniVision Technologies, Inc. (a)	20,314
6,000	ON Semiconductor Corp. (a)	58,800
1,500	PDF Solutions, Inc. (a)	16,260
1,600	Photronics, Inc. (a)	19,920
4,300	PMC-Sierra, Inc. (a)	49,966
400	Power Integrations, Inc. (b)	19,452
1,200	Rudolph Technologies, Inc. (a)	17,064
1,100	Semtech Corp. (a)	20,812
6,800	Sigma Designs, Inc. (a)	42,976
400	Silicon Laboratories, Inc. (a)	19,416
2,600	Teradyne, Inc.	53,742
500	Tessera Technologies, Inc.	15,005
3,800	Ultra Clean Holdings, Inc. (a)	19,456
800	Veeco Instruments, Inc. (a)	16,448
5,500	Xcerra Corp. (a)	33,275

		1,593,689

	Software - 5.19%
7,000	A10 Networks, Inc. (a)	45,920
1,700	ACI Worldwide, Inc. (a)	36,380
1,600	American Software, Inc. - Class A	16,288
900	ANSYS, Inc. (a)	83,250
2,100	Aspen Technology, Inc. (a)	79,296
2,400	AVG Technologies NV (a)	48,120
1,900	Barracuda Networks, Inc. (a)	35,492
1,200	Blackbaud, Inc.	79,032
600	Bottomline Technologies, Inc. (a)(b)	17,838
7,300	Cadence Design System, Inc. (a)	151,913
1,600	Callidus Software, Inc. (a)	29,712
1,300	CommVault Systems, Inc. (a)	51,155
500	Digimarc Corp. (a)(b)	18,255
800	Ebix, Inc. (b)	26,232
900	Ellie Mae, Inc. (a)	54,207
6,700	EnerNOC, Inc. (a)	25,795
3,100	Epiq Systems, Inc.	40,517
700	ePlus, Inc. (a)	65,282
900	FactSet Research Systems, Inc.	146,313
800	Fair Isaac Corp.	75,344
725	FireEye, Inc. (a)	15,037
1,200	Fleetmatics Group Plc (a)	60,948
2,300	Fortinet, Inc. (a)	71,691
2,800	Gigamon, Inc. (a)	74,396
900	Globant SA (a)	33,759
6,600	Guidance Software, Inc. (a)	39,732
600	Guidewire Software, Inc. (a)	36,096
1,000	HubSpot, Inc. (a)	56,310
700	Imperva, Inc. (a)	44,317
2,500	Infoblox, Inc. (a)(b)	45,975
800	Interactive Intelligence Group, Inc. (a)	25,136
1,100	Jack Henry & Associates, Inc.	85,866
5,300	Jive Software, Inc. (a)	21,624
1,400	King Digital Entertainment Plc	25,032
1,900	Manhattan Associates, Inc. (a)	125,723
4,436	Mentor Graphics Corp.	81,711
400	MicroStrategy, Inc. - Class A (a)(b)	71,716
10,700	MobileIron, Inc. (a)	38,627
1,500	Model N, Inc. (a)	16,740
700	Monotype Imaging Holdings, Inc.	16,548
400	NetSuite, Inc. (a)	33,848
3,400	Nuance Communications, Inc. (a)	67,626
1,500	Park City Group, Inc. (a)	17,865
600	Paycom Software, Inc. (a)	22,578
500	Paylocity Holdings Corp. (a)(b)	20,275
2,400	Pegasystems, Inc.	66,000
1,700	Progress Software Corp. (a)	40,800
500	Proofpoint, Inc. (a)	32,505
1,200	PROS Holdings, Inc. (a)(b)	27,648
2,200	PTC, Inc. (a)	76,186

2,000	QAD, Inc. - Class A	41,040
2,800	Qlik Technologies, Inc. (a)	88,648
1,100	Qualys, Inc. (a)	36,399
1,900	RealD, Inc. (a)	20,045
900	RealPage, Inc. (a)	20,205
3,300	RingCentral, Inc. - Class A (a)	77,814
4,300	Rovi Corp. (a)(b)	71,638
2,266	Sapiens International Corp. NV	23,113
1,500	SolarWinds, Inc. (a)	88,350
286	Solera Holdings, Inc.	15,681
1,300	Splunk, Inc. (a)	76,453
800	SS&C Technologies Holdings, Inc.	54,616
3,600	Synopsys, Inc. (a)	164,196
900	Tableau Software, Inc. - Class A (a)	84,798
1,900	Take-Two Interactive Software, Inc. (a)	66,196
8,200	Tangoe, Inc. (a)	68,798
4,400	TeleCommunication Systems, Inc. - Class A (a)	21,868
2,200	TubeMogul, Inc. (a)(b)	29,920
500	Tyler Technologies, Inc. (a)	87,160
500	Ultimate Software Group, Inc. (a)	97,755
2,300	Varonis Systems, Inc. (a)	43,240
2,700	VASCO Data Security International, Inc. (a)(b)	45,171
900	Verint Systems, Inc. (a)	36,504
1,000	Workiva, Inc. (a)	17,570
7,200	Zix Corp. (a)	36,576
6,700	Zynga, Inc. - Class A (a)	17,956

		3,950,366

	Specialty Retail - 4.90%
3,300	Aarons, Inc.	73,887
3,900	Abercrombie & Fitch Co.	105,300
6,200	American Eagle Outfitters (b)	96,100
800	America’s Car-Mart, Inc. (a)	21,352
600	Asbury Automotive Group, Inc. (a)	40,464
5,800	Ascena Retail Group, Inc. (a)	57,130
1,400	AutoNation, Inc. (a)	83,524
4,900	Barnes & Noble, Inc.	42,679
50,628	bebe stores, Inc.	28,605
5,900	Big 5 Sporting Goods Corp.	58,941
3,000	Build-A-Bear Workshop, Inc. (a)(b)	36,720
2,700	Caleres, Inc.	72,414
1,300	Cato Corp. - Class A	47,866
4,800	Chico’s FAS, Inc.	51,216
1,300	Children’s Place Retail Stores, Inc. (b)	71,760
29,100	Christopher & Banks Corp. (a)(b)	48,015
2,200	Citi Trends, Inc.	46,750
1,100	Conns, Inc. (a)(b)	25,817
395	CST Brands, Inc.	15,460
7,000	Destination XL Group, Inc. (a)	38,640
2,400	Dick’s Sporting Goods, Inc.	84,840
2,300	DSW, Inc. - Class A	54,878
4,700	Express, Inc. (a)	81,216
1,800	Five Below, Inc. (a)(b)	57,780
3,100	Foot Locker, Inc.	201,779
3,900	Francesca’s Holdings Corp. (a)(b)	67,899
3,500	GameStop Corp. - Class A (b)	98,140
1,000	Genesco, Inc. (a)	56,830
1,700	GNC Holdings, Inc. - Class A	52,734
300	Group 1 Automotive, Inc.	22,710
1,700	Guess?, Inc.	32,096
1,900	Haverty Furniture Cos., Inc.	40,736
1,600	Hibbett Sports, Inc. (a)(b)	48,384
2,500	KirkLands, Inc.	36,250
300	Lithia Motors, Inc. - Class A	32,001
2,700	Lumber Liquidators Holdings, Inc. (a)(b)	46,872
1,100	MarineMax, Inc. (a)	20,262
800	Mattress Firm Holding Corp. (a)(b)	35,704
700	Monro Muffler Brake, Inc.	46,354
300	Murphy USA, Inc. (a)	18,222
1,000	Outerwall, Inc. (b)	36,540
1,100	Penske Automotive Group, Inc.	46,574
2,400	PEP Boys (a)	44,184
7,300	Pier 1 Imports, Inc.	37,157
3,385	Rent-A-Center, Inc. (b)	50,674

500	Restoration Hardware Holdings, Inc. (a)	39,725
500	REX Stores Corp. (a)	27,035
3,600	Sally Beauty Holdings, Inc. (a)	100,404
3,100	Select Comfort Corp. (a)	66,371
2,300	Shoe Carnival, Inc.	53,360
700	Sonic Automotive, Inc. - Class A	15,932
4,400	Sportsman’s Warehouse Holdings, Inc. (a)(b)	56,760
5,200	Stage Stores, Inc. (b)	47,372
4,800	Stein Mart, Inc.	32,304
3,000	Systemax, Inc. (a)	25,800
1,300	The Buckle, Inc. (b)	40,014
2,875	The Container Store Group, Inc. (a)	23,575
3,600	The Finish Line, Inc. - Class A	65,088
1,300	The Men’s Wearhouse, Inc.	19,084
3,000	The Michaels Cos., Inc. (a)	66,330
2,600	Tile Shop Holdings, Inc. (a)(b)	42,640
6,600	Tilly’s, Inc. (a)	43,758
1,100	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	203,500
2,400	Urban Outfitters, Inc. (a)	54,600
1,600	Vitamin Shoppe, Inc. (a)	52,320
3,700	West Marine, Inc. (a)	31,413
1,800	Williams Sonoma, Inc.	105,138
600	Winmark Corp.	55,806
3,400	Zumiez, Inc. (a)	51,408

		3,733,193

	Technology Hardware, Storage & Peripherals - 0.57%
5,500	Avid Technology, Inc. (a)	40,095
326	Electronics for Imaging, Inc. (a)	15,237
11,810	Imation Corp. (a)	16,180
1,400	Immersion Corp. (a)	16,324
1,200	Lexmark International, Inc. - Class A	38,940
1,700	NCR Corp. (a)	41,582
2,242	Nimble Storage, Inc. (a)	20,626
4,800	QLogic Corp. (a)	58,560
47,300	Quantum Corp. (a)	43,989
600	Synaptics, Inc. (a)	48,204
3,700	Teradata Corp. (a)	97,754

		437,491

	Textiles, Apparel & Luxury Goods - 1.58%
1,200	Carter’s, Inc.	106,836
2,000	Cherokee, Inc. (a)	34,500
1,100	Columbia Sportswear Co.	53,636
4,100	Crocs, Inc. (a)	41,984
600	Culp, Inc.	15,282
1,400	Deckers Outdoor Corp. (a)	66,080
1,800	Fossil Group, Inc. (a)(b)	65,808
1,300	G-III Apparel Group, Ltd. (a)	57,538
2,400	lululemon athletica, Inc. (a)(b)	125,928
2,200	Movado Group, Inc.	56,562
800	Oxford Industries, Inc.	51,056
2,600	Perry Ellis International, Inc. (a)	47,892
2,700	Skechers U.S.A., Inc. - Class A (a)	81,567
2,200	Steven Madden Ltd. (a)	66,484
2,700	Superior Uniform Group, Inc.	45,846
2,600	Tumi Holdings, Inc. (a)	43,238
300	UniFirst Corp.	31,260
5,200	Vera Bradley, Inc. (a)(b)	81,952
9,900	Vince Holding Corp. (a)	45,342
600	Weyco Group, Inc.	16,056
3,900	Wolverine World Wide, Inc.	65,169

		1,200,016

	Thrifts & Mortgage Finance - 1.56%
1,400	Anchor BanCorp Wisconsin, Inc. (a)	60,928
2,300	Astoria Financial Corp.	36,455
2,000	Bank Mutual Corp.	15,600
3,100	BankFinancial Corp.	39,153
1,664	Beneficial Bancorp, Inc. (a)	22,164
700	Berkshire Hills Bancorp, Inc.	20,377
1,600	BofI Holding, Inc. (a)(b)	33,680
2,400	Brookline Bancorp, Inc.	27,600
700	BSB Bancorp, Inc. (a)	16,373
1,810	Capitol Federal Financial, Inc.	22,734
1,200	Charter Financial Corp.	15,852

1,100	Clifton Bancorp, Inc.	15,774
1,400	Dime Community Bancshares	24,486
1,700	Federal Agricultural Mortgage Corp. - Class C	53,669
700	First Defiance Financial Corp.	26,446
700	Flagstar Bancorp, Inc. (a)	16,177
800	Flushing Financial Corp.	17,312
900	Fox Chase Bancorp, Inc.	18,261
200	Hingham Institution for Savings	23,960
1,300	HomeStreet, Inc. (a)	28,223
4,600	Impac Mortgage Holdings, Inc. (a)(b)	82,800
1,300	Kearny Financial Corp.	16,471
400	LendingTree, Inc. (a)(b)	35,712
1,200	Meridian Bancorp, Inc.	16,920
400	Meta Financial Group, Inc.	18,372
1,700	Nationstar Mortgage Holdings, Inc. (a)(b)	22,729
1,000	Northfield Bancorp, Inc.	15,920
1,400	Northwest Bancshares, Inc. (b)	18,746
1,800	OceanFirst Financial Corp.	36,054
1,900	Oritani Financial Corp.	31,350
1,900	PennyMac Financial Services, Inc. - Class A (a)	29,184
4,300	People’s United Financial, Inc. (b)	69,445
1,400	Provident Financial Services, Inc.	28,210
700	Territorial Bancorp, Inc.	19,418
1,300	TFS Financial Corp.	24,479
2,600	TrustCo Bank Corp. (b)	15,964
3,000	United Community Financial Corp.	17,700
1,200	United Financial Bancorp, Inc.	15,456
2,200	Walker & Dunlop, Inc. (a)	63,382
1,800	Washington Federal, Inc.	42,894
1,100	Waterstone Financial, Inc.	15,510
600	WSFS Financial Corp.	19,416

		1,191,356

	Tobacco - 0.11%
1,000	Universal Corp.	56,080
1,229	Vector Group Ltd.	28,992

		85,072

	Trading Companies & Distributors - 0.83%
489	Air Lease Corp.	16,372
1,000	Aircastle Ltd.	20,890
1,400	Applied Industrial Technologies, Inc.	56,686
1,600	Beacon Roofing Supply, Inc. (a)	65,888
2,200	BMC Stock Holdings, Inc. (a)	36,850
1,800	DXP Enterprises, Inc. (a)	41,040
3,100	HD Supply Holdings, Inc. (a)	93,093
2,000	Lawson Products, Inc. (a)	46,700
2,700	MRC Global, Inc. (a)	34,830
800	MSC Industrial Direct Co., Inc. - Class A	45,016
2,700	Neff Corp. - Class A (a)	20,682
1,900	NOW, Inc. (a)(b)	30,058
2,000	Titan Machinery, Inc. (a)	21,860
600	Watsco, Inc.	70,278
800	WESCO International, Inc. (a)	34,944

		635,187

	Transportation Infrastructure - 0.09%
600	Macquarie Infrastructure Corp.	43,560
2,400	Wesco Aircraft Holdings, Inc. (a)	28,728

		72,288

	Water Utilities - 0.22%
500	American States Water Co.	20,975
1,900	American Water Works Co., Inc.	113,525
1,200	Aqua America, Inc. (b)	35,760

		170,260

	Wireless Telecommunication Services - 0.12%
1,700	NTELOS Holdings Corp. (a)	15,538
400	Shenandoah Telecommunications Co.	17,220
2,100	Spok Holdings, Inc.	38,472
900	Telephone & Data Systems, Inc.	23,301

		94,531

	Total Common Stocks (Cost $68,755,130)	70,063,307

	INVESTMENT COMPANIES - 0.74%
	Exchange Traded Funds - 0.74%
6,726	Vanguard Extended Market ETF	563,639

	Total Investment Companies (Cost $556,697)	563,639

	REAL ESTATE INVESTMENT TRUSTS - 6.94%
	Real Estate Investment Trusts - 6.94%
500	Acadia Realty Trust	16,575
3,100	AG Mortgage Investment Trust, Inc.	39,804
1,000	Agree Realty Corp.	33,990
100	Alexander’s, Inc. (b)	38,411
600	Alexandria Real Estate Equities, Inc. (b)	54,216
3,800	Altisource Residential Corp.	47,158
500	American Assets Trust, Inc.	19,175
387	American Campus Communities, Inc.	15,998
3,500	Apartment Investment & Management Co. - Class A	140,105
3,900	Apollo Commercial Real Estate Finance, Inc. (b)	67,197
2,430	Apollo Residential Mortgage, Inc.	29,038
2,200	Apple Hospitality REIT, Inc. (b)	43,934
4,500	Ares Commercial Real Estate Corp.	51,480
7,600	Armada Hoffler Properties, Inc.	79,648
1,100	Ashford Hospitality Prime, Inc.	15,950
14,200	Ashford Hospitality Trust, Inc.	89,602
1,800	BioMed Realty Trust, Inc.	42,642
1,800	Camden Property Trust	138,168
4,900	Capstead Mortgage Corp.	42,826
6,200	CBL & Associates Properties, Inc.	76,694
1,100	Chesapeake Lodging Trust	27,676
6,084	Chimera Investment Corp.	82,986
2,400	Colony Capital, Inc. - Class A	46,752
500	CoreSite Realty Corp.	28,360
1,523	Corporate Office Properties Trust	33,247
2,900	Corrections Corp. of America	76,821
2,479	Cousins Properties, Inc.	23,377
1,700	CubeSmart	52,054
800	CyrusOne, Inc.	29,960
6,600	CYS Investments, Inc.	47,058
700	DCT Industrial Trust, Inc.	26,159
4,600	DiamondRock Hospitality Co.	44,390
1,100	Douglas Emmett, Inc. (b)	34,298
2,400	Duke Realty Corp.	50,448
1,900	DuPont Fabros Technology, Inc.	60,401
415	Education Realty Trust, Inc.	15,720
1,100	Empire State Realty Trust, Inc. - Class A (b)	19,877
1,200	EPR Properties	70,140
572	Equity Commonwealth (a)	15,861
1,700	Equity LifeStyle Properties, Inc.	113,339
600	Equity One, Inc.	16,290
1,500	Extra Space Storage, Inc. (b)	132,315
800	Federal Realty Investment Trust	116,880
1,000	First Industrial Realty Trust	22,130
2,540	Great Ajax Corp.	30,785
1,100	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	20,812
800	Healthcare Trust of America, Inc. - Class A	21,576
684	Hersha Hospitality Trust	14,884
361	Highwoods Properties, Inc.	15,740
2,500	Hospitality Property Trust	65,375
3,058	Independence Realty Trust, Inc.	22,966
2,087	Iron Mountain, Inc.	56,370
600	Kilroy Realty Corp.	37,968
1,738	Ladder Capital Corp.	21,586
2,600	Lamar Advertising Co. - Class A	155,948
1,900	LaSalle Hotel Properties	47,804
4,300	Lexington Realty Trust	34,400
741	Liberty Property Trust (b)	23,008
700	LTC Properties, Inc.	30,198
683	Mack-Cali Realty Corp.	15,948
8,600	MFA Financial, Inc. (b)	56,760
1,200	Mid-American Apartment Communities, Inc.	108,972
1,545	Monogram Residential Trust, Inc.	15,079
300	National Health Investors, Inc.	18,261
800	National Retail Properties, Inc.	32,040
7,600	New Residential Investment Corp.	92,416
14,100	New York Mortgage Trust, Inc.	75,153
1,000	Omega Healthcare Investors, Inc.	34,980
1,800	One Liberty Properties, Inc.	38,628

944	Outfront Media, Inc.	20,607
879	Paramount Group, Inc.	15,910
1,483	Parkway Properties, Inc.	23,179
999	Pebblebrook Hotel Trust	27,992
3,300	PennyMac Mortgage Investment Trust	50,358
1,000	Physicians Realty Trust	16,860
833	Piedmont Office Realty Trust, Inc. - Class A	15,727
2,400	Plum Creek Timber Co., Inc.	114,528
723	Post Properties, Inc.	42,773
1,400	Potlatch Corp.	42,336
1,400	Preferred Apartment Communities, Inc. - Class A	18,312
1,100	PS Business Parks, Inc.	96,173
500	QTS Realty Trust, Inc. - Class A	22,555
3,600	Redwood Trust, Inc. (b)	47,520
1,500	Regency Centers Corp.	102,180
3,200	Resource Capital Corp.	40,832
900	Retail Opportunity Investments Corp.	16,110
1,058	Retail Properties of America, Inc. - Class A	15,627
1,900	RLJ Lodging Trust	41,097
1,300	Ryman Hospitality Properties, Inc.	67,132
1,488	Sabra Health Care REIT, Inc.	30,102
900	Saul Centers, Inc. (b)	46,143
1,700	Select Income REIT	33,694
2,600	Senior Housing Properties Trust	38,584
400	Sovran Self Storage, Inc.	42,924
1,600	Spirit Realty Capital, Inc.	16,032
6,400	Starwood Property Trust, Inc. (b)	131,584
2,800	Summit Hotel Properties, Inc.	33,460
500	Sun Communities, Inc.	34,265
2,700	Sunstone Hotel Investors, Inc.	33,723
1,400	Tanger Factory Outlet Centers, Inc.	45,780
1,700	Taubman Centers, Inc.	130,424
2,400	The Geo Group, Inc.	69,384
10,628	Two Harbors Investment Corp.	86,087
4,001	United Development Funding IV (b)	44,011
1,600	Universal Health Realty Income Trust	80,016
2,800	Urstadt Biddle Properties, Inc. - Class A	53,872
2,800	Weingarten Realty Investors	96,824
4,000	Western Asset Mortgage Capital Corp. (b)	40,880

	Total Real Estate Investment Trusts (Cost $5,063,031)	5,282,404

	SHORT TERM INVESTMENTS - 0.47%
	Money Market Funds - 0.47%
356,543	Federated Prime Obligations Fund Effective Yield, 0.24% (c)	356,543

	Total Short Term Investments (Cost $356,543)	356,543

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 12.12%
	Money Market Funds - 12.12%
9,233,055	Mount Vernon Prime Portfolio Effective Yield, 0.47% (c)	9,233,055

	Total Investments Purchased as Securities Lending Collateral (Cost $9,233,055)	9,233,055

	Total Investments (Cost $83,964,456) - 112.26%	85,498,948
	Liabilities in Excess of Other Assets - (12.26)%	(9,336,003)

	TOTAL NET ASSETS - 100.00%	$76,162,945

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	Seven-day yield as of December 31, 2015.

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows*:

Cost of investments	$83,964,456

Gross unrealized appreciation	5,629,594
Gross unrealized depreciation	(4,095,102)

Net unrealized appreciation	$1,534,492

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuideMark® World ex-US Fund

Schedule of Investments

December 31, 2015 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 95.37%
	Australia - 4.21%
10,137	AGL Energy Ltd.	$132,644
18,577	Aristocrat Leisure Ltd.	137,170
10,478	Asciano Ltd.	66,616
2,597	ASX Ltd.	79,898
19,606	Australia and New Zealand Banking Group Ltd.	395,644
33,494	Bendigo & Adelaide Bank Ltd.	289,718
12,572	CIMIC Group Ltd.	220,535
8,976	Cochlear Ltd.	621,151
14,515	Commonwealth Bank of Australia	897,381
8,627	CSL Ltd.	657,718
19,162	Flight Centre Travel Group Ltd. (a)	552,645
293,064	Fortescue Metals Group Ltd. (a)	394,388
6,710	Macquarie Group Ltd.	401,411
9,932	National Australia Bank Ltd.	216,734
10,232	Newcrest Mining Ltd. (b)	96,817
104,232	Platinum Asset Management Ltd.	609,068
122,118	Qantas Airways Ltd.	361,967
13,259	REA Group Ltd. (a)	527,548
17,044	Suncorp Group Ltd.	149,646
73,111	Sydney Airport	336,480
23,162	Tabcorp Holdings Ltd.	78,862
50,624	Telstra Corp. Ltd.	205,720
27,448	Transurban Group	208,054
11,015	Wesfarmers Ltd.	332,080
17,445	Westpac Banking Corp.	422,862
32,692	Woolworths Ltd.	580,037

		8,972,794

	Austria - 0.22%
3,328	ANDRITZ AG	161,969
9,661	Erste Group Bank AG (b)	302,295

		464,264

	Belgium - 1.22%
13,226	Ageas SA	613,873
4,662	Anheuser-Busch InBev SA	580,176
4,459	Colruyt SA	229,387
8,824	Delhaize Group	858,814
587	Groupe Bruxelles Lambert SA	50,228
4,258	KBC Groep NV	266,238

		2,598,716

	Canada - 5.70%
1,142	Agrium, Inc.	102,068
15,720	Alimentation Couche-Tard, Inc.	691,989
1,700	Bank of Montreal	95,928
7,800	Bank of Nova Scotia	315,506
2,300	BCE, Inc.	88,862
19,701	BlackBerry Ltd.	182,815
10,600	Brookfield Asset Management, Inc. - Class A	334,386
3,400	Canadian Imperial Bank of Commerce	224,070
827	CCL Industries, Inc. - Class B	134,100
23,900	CI Financial Corp.	528,539
2,800	Constellation Software, Inc.	1,167,351
13,000	Dollarama, Inc.	751,044
40,469	Empire Co., Ltd.	752,816
24,100	Finning International, Inc.	325,351
6,500	George Weston Ltd.	502,356
5,152	Gildan Activewear, Inc.	146,477
2,900	Great-West Lifeco, Inc.	72,369
2,000	IGM Financial, Inc.	51,081
17,200	Industrial Alliance Insurance & Financial Services, Inc.	548,555
1,339	Intact Financial Corp.	85,815
332,845	Kinross Gold Corp.	603,773
7,353	Loblaw Cos., Ltd.	347,218

6,300	Manulife Financial Corp.	94,429
21,149	Metro, Inc.	592,117
3,300	National Bank Of Canada	96,136
2,819	Onex Corp.	172,803
32,600	Power Corp. of Canada	681,827
14,600	Power Financial Corp.	335,641
2,591	Rogers Communications, Inc. - Class B	89,357
12,800	Royal Bank of Canada	685,929
6,961	Saputo, Inc.	166,517
3,200	Suncor Energy, Inc.	82,608
21,400	The Jean Coutu Group PJC, Inc.	276,992
5,578	Thomson Reuters Corp.	211,276
10,300	Toronto-Dominion Bank	403,752
64,038	Turquoise Hill Resources Ltd.	162,444
1,174	West Fraser Timber Co., Ltd.	44,569

		12,148,866

	Cayman Islands - 0.33%
13,000	Cheung Kong Property Holdings Ltd.	84,097
1,105,500	WH Group Ltd. (b)	615,288

		699,385

	Denmark - 2.59%
6,321	Carlsberg AS	559,988
1,566	Chr. Hansen Holding AS	97,954
3,985	Coloplast AS	321,738
4,128	Danske Bank AS	110,764
8,791	DSV AS	346,046
10,744	ISS AS	387,286
35,672	Novo Nordisk AS - Series B	2,065,345
6,230	Pandora AS	785,502
29,800	TDC AS	148,375
5,445	Vestas Wind Systems AS	380,272
3,318	William Demant Holding AS (b)	316,055

		5,519,325

	Finland - 0.81%
10,466	Elisa OYJ	393,784
2,706	Neste OYJ	80,763
9,633	Orion OYJ	333,287
6,084	Sampo OYJ - Series A	308,961
32,231	UPM-Kymmene OYJ	598,382

		1,715,177

	France - 9.94%
2,028	Air Liquide SA	227,678
13,352	Atos SA	1,120,940
27,206	AXA SA	743,369
17,514	BNP Paribas SA	990,901
1,736	Bouygues SA	68,834
4,938	Cap Gemini SA	458,178
9,932	Carrefour SA	286,635
4,497	Christian Dior SA	763,875
1,861	Cie Generale des Etablissements Michelin	177,136
29,154	CNP Assurances	393,270
2,598	Compagnie de Saint-Gobain SA	112,586
48,667	Credit Agricole SA	573,502
11,764	Danone SA	794,939
3,742	Dassault Systemes SA	299,103
3,908	Essilor International SA	487,080
15,161	Eurazeo SA	1,045,645
2,331	Hermes International SA	787,940
1,014	Ingenico Group SA	127,989
1,483	JCDecaux SA	56,851
6,701	Legrand SA	379,046
5,835	L’Oreal SA	981,480
4,239	LVMH Moet Hennessy Louis Vuitton SA	665,824
8,077	Natixis SA	45,693
6,927	Numericable-SFR SA	251,645
19,754	Orange SA	330,402
60,566	Peugeot SA (b)	1,061,662
2,292	Publicis Groupe SA	152,408
6,133	Renault SA	613,889
63,436	Rexel SA	844,704

3,938	Safran SA	270,553
17,455	Sanofi-Aventis SA	1,487,554
5,901	Schneider Electric SA	335,202
13,641	SCOR SE	510,418
3,950	Societe BIC SA	649,996
16,607	Societe Generale SA	765,290
2,680	Suez Environnement Co. SA	50,125
4,851	Thales SA	363,098
11,222	Total SA	503,101
657	Valeo SA	101,293
16,282	Veolia Environnement SA	386,305
10,886	Vinci SA	697,739
1,842	Wendel SA	219,060

		21,182,938

	Germany - 7.67%
7,679	adidas AG	745,321
6,281	Allianz SE	1,107,208
804	Axel Springer SE	44,711
4,041	BASF SE	307,837
12,033	Bayer AG	1,502,814
6,376	Beiersdorf AG	579,526
5,059	Brenntag AG	263,615
916	Continental AG	221,591
5,274	Daimler AG	440,666
2,207	Deutsche Annington Immobilien SE	68,181
8,351	Deutsche Boerse AG	734,067
34,444	Deutsche Lufthansa AG (b)	542,533
25,950	Deutsche Post AG	725,509
53,806	Deutsche Telekom AG	966,396
22,505	Deutsche Wohnen AG	622,307
13,415	E.ON SE	128,812
3,697	Evonik Industries AG	122,286
1,788	Fresenius Medical Care AG & Co. KGaA	150,255
7,322	Fresenius SE & Co. KGaA	521,565
15,735	FUCHS PETROLUB SE	740,910
3,701	Hannover Rueck SE	422,618
2,949	HeidelbergCement AG	240,337
511	Henkel AG & Co. KGaA	48,879
3,175	Henkel AG & Co. KGaA - Preference Shares	354,338
6,397	HUGO BOSS AG	527,814
13,254	Infineon Technologies AG	193,227
2,917	Kabel Deutschland Holding AG	360,439
963	LANXESS AG	44,315
1,247	MAN SE	125,314
3,947	Merck KGaA	382,154
7,640	Metro AG	243,391
3,258	Muenchener Rueckversicherungs-Gesellschaft AG	649,118
9,423	OSRAM Licht AG	393,686
9,427	ProSiebenSat.1 Media AG	475,607
6,190	SAP AG	491,199
616	Siemens AG	59,596
2,962	Symrise AG	196,081
46,904	Telefonica Deutsch Holding AG	247,405
1,695	United Internet AG	93,190
6,504	Zalando SE (b)(c)	256,873

		16,341,691

	Hong Kong - 2.46%
95,800	AIA Group Ltd.	572,413
6,800	ASM Pacific Technology Ltd.	53,091
43,500	BOC Hong Kong Holdings Ltd.	132,371
20,000	Hang Lung Properties Ltd.	45,317
13,262	Hang Seng Bank Ltd.	251,359
315,212	HK Electric Investments & HK Electric Investments Ltd.	264,120
20,100	Hong Kong Exchange & Clearing Ltd.	512,043
122,500	Kerry Properties Ltd.	333,368
16,000	MTR Corp. Ltd.	79,005
611,000	New World Development Co., Ltd.	599,964
223,306	NWS Holdings Ltd.	333,338
62,000	Sino Land Co., Ltd.	90,319
987,000	SJM Holdings Ltd.	699,433

5,000	Sun Hung Kai Properties Ltd.	60,098
12,000	Swire Pacific Ltd.	134,042
38,960	Techtronic Industries Co., Ltd.	157,720
35,000	The Bank of East Asia Ltd.	129,832
47,000	Wharf Holdings Ltd.	259,134
129,000	Wheelock & Co., Ltd.	541,308

		5,248,275

	Ireland - 0.19%
10,312	CRH Plc	297,389
3,831	James Hardie Industries Plc	48,301
684	Kerry Group Plc	57,100

		402,790

	Israel - 0.88%
45,934	Bank Hapoalim BM	237,111
48,098	Bank Leumi Le-Israel BM (b)	166,771
116,407	Bezeq the Israel Telecommunication Corp. Ltd.	256,254
5,523	Mizrahi Tefahot Bank Ltd.	65,964
5,293	NICE-Systems Ltd.	304,135
12,811	Teva Pharmaceutical Industries Ltd.	835,801

		1,866,036

	Italy - 2.58%
6,042	Atlantia SpA	159,863
132,242	Enel SpA	554,534
3,143	Eni SpA	46,700
4,624	EXOR SpA	209,869
19,423	Finmeccanica SpA (b)	270,064
109,262	Intesa Sanpaolo SpA	362,861
77,826	Intesa Sanpaolo SpA - Savings Shares	237,739
16,695	Luxottica Group SpA	1,087,937
12,561	Mediobanca SpA	120,411
42,107	Prysmian SpA	920,006
290,423	Telecom Italia SpA (b)	368,059
410,685	Telecom Italia SpA - Savings Shares	421,500
24,583	Terna Rete Elettrica Nazionale SpA	126,428
244,027	UnipolSai SpA	620,834

		5,506,805

	Japan - 23.57%
3,800	ABC-Mart, Inc.	208,005
27,552	Acom Co., Ltd.	129,743
20,200	Aeon Co., Ltd.	311,234
3,917	Ajinomoto Co., Inc.	92,738
9,945	Alfresa Holdings Corp.	196,417
11,300	Alps Electric Co., Ltd.	306,434
41,000	ANA Holdings, Inc.	118,289
21,000	Aozora Bank Ltd.	73,286
40,600	Astellas Pharma, Inc.	577,972
14,000	Bandai Namco Holdings, Inc.	295,780
7,000	Benesse Holdings, Inc.	201,586
1,600	Bridgestone Corp.	54,882
44,100	Brother Industries Ltd.	506,610
13,955	Calbee, Inc.	589,306
10,600	Canon, Inc.	320,650
2,600	Casio Computer Co., Ltd.	60,780
700	Central Japan Railway Co.	124,274
35,700	Chubu Electric Power Co., Inc.	488,866
1,900	Chugai Pharmaceutical Co., Ltd.	66,228
2,800	Dai-ichi Life Insurance Co., Ltd.	46,586
11,400	Daiichi Sankyo Co., Ltd.	235,293
2,500	Daito Trust Construction Co., Ltd.	288,776
12,000	Daiwa House Industry Co., Ltd.	344,956
1,200	Dentsu, Inc.	65,655
1,300	Don Quijote Co., Ltd.	45,654
3,600	East Japan Railway Co.	338,997
4,200	Eisai Co., Ltd.	277,833
1,400	FamilyMart Co., Ltd.	65,149
1,600	Fast Retailing Co., Ltd.	559,698
37,014	Fuji Electric Co., Ltd.	155,232
5,800	Fuji Heavy Industries Ltd.	238,938
16,200	FUJIFILM Holdings Corp.	676,066
57,340	Fujitsu Ltd.	286,191

204,800	GungHo Online Entertainment, Inc. (a)	556,366
7,200	Hikari Tsushin, Inc.	490,319
28,600	Hitachi Construction Machinery Co., Ltd.	444,796
24,700	Honda Motor Co., Ltd.	789,450
806	Hoshizaki Electric Co., Ltd.	50,105
14,000	Hoya Corp.	572,496
26,400	Idemitsu Kosan Co., Ltd.	421,534
32,600	Iida Group Holdings Co., Ltd.	604,209
4,500	Isuzu Motors	48,477
42,772	ITOCHU Corp.	505,926
3,900	Japan Airlines Co., Ltd.	139,592
8,300	Japan Tobacco, Inc.	304,724
13,200	JFE Holdings, Inc.	207,272
4,100	JTEKT Corp.	67,109
123,200	JX Holdings, Inc.	517,080
23,285	Kajima Corp.	138,579
36,606	Kakaku.com, Inc.	720,025
34,000	Kaneka Corp.	353,405
13,600	Kao Corp.	698,887
41,785	KDDI Corp.	1,085,165
46,000	Keihan Electric Railway Co., Ltd.	308,073
9,330	Kikkoman Corp.	323,261
184,321	Kobe Steel	200,268
76,200	Konica Minolta, Inc.	763,157
9,400	Kose Corp.	869,133
12,000	Kyowa Hakko Kirin Co., Ltd.	188,816
4,000	Lawson, Inc.	324,684
20,644	M3, Inc.	428,036
14,900	Marui Group Co., Ltd.	242,462
25,532	Mazda Motor Corp.	526,847
26,423	Medipal Holdings Corp.	450,354
9,600	MEIJI Holdings Co., Ltd.	792,957
44,800	Mitsubishi Chemical Holdings Corp.	284,243
31,400	Mitsubishi Corp.	522,280
42,000	Mitsubishi Gas Chemical Co., Inc.	214,768
59,000	Mitsubishi Materials Corp.	185,829
43,900	Mitsubishi Motors Corp.	371,418
176,200	Mitsubishi UFJ Financial Group, Inc.	1,091,427
74,423	Mitsubishi UFJ Lease & Finance Co., Ltd.	382,998
40,100	Mitsui & Co., Ltd.	476,470
14,000	Mitsui Chemicals, Inc.	62,090
17,100	Mixi, Inc.	639,598
380,000	Mizuho Financial Group, Inc.	760,000
10,579	MS&AD Insurance Group Holdings	310,226
1,000	Murata Manufacturing Co., Ltd.	143,881
8,930	Nexon Co., Ltd.	145,271
43,900	NHK Spring Co., Ltd.	440,154
33,500	Nikon Corp. (a)	448,681
900	Nintendo Co., Ltd.	123,759
15,800	Nippon Steel & Sumitomo Metal Corp.	312,561
11,500	Nippon Telegraph & Telephone Corp.	457,678
16,300	Nisshin Seifun Group, Inc.	266,253
5,400	Nitori Holdings Co., Ltd.	453,502
4,292	NKSJ Holdings, Inc.	140,927
4,877	NOK Corp.	113,931
29,100	Nomura Holdings, Inc.	162,089
10,418	Nomura Real Estate Holdings, Inc.	193,277
6,000	Nomura Research Institute Ltd.	230,423
4,800	NTT Data Corp.	232,061
16,600	NTT DoCoMo, Inc.	340,493
19,000	Obayashi Corp.	175,317
3,085	Obic Co., Ltd.	163,303
37,000	Oji Holdings Corp.	148,703
9,100	Olympus Corp.	358,255
8,700	OMRON Corp.	290,118
900	Ono Pharmaceutical Co., Ltd.	160,481
2,400	Oracle Corp.	111,744
30,558	ORIX Corp.	428,682
4,000	Osaka Securities Exchange Co., Ltd.	62,527
2,800	Otsuka Corp.	137,547

23,400	Panasonic Corp.	237,218
13,600	Park24 Co., Ltd.	329,493
16,400	Recruit Holdings Co., Ltd.	482,058
52,200	Resona Holdings, Inc.	253,496
18,900	Ricoh Co., Ltd.	194,610
3,900	Ryohin Keikaku Co., Ltd.	789,795
2,100	Sanrio Co., Ltd	49,336
34,400	SBI Holdings, Inc.	371,207
14,300	Seiko Epson Corp.	220,208
15,600	Sekisui House Ltd.	262,295
5,200	Seven & I Holdings Co., Ltd.	238,080
17,000	Shimadzu Corp.	284,579
2,100	Shimamura Co., Ltd.	245,929
17,000	Shimizu Corp.	138,622
8,900	Shionogi & Co., Ltd.	402,549
26,200	Shiseido Co., Ltd.	543,614
27,859	Showa Shell Sekiyu KK	227,334
5,120	Sohgo Security Services Co., Ltd.	240,123
28,900	Sony Corp.	710,269
2,800	Sony Financial Holdings, Inc.	50,084
65,000	Sumitomo Chemical Co., Ltd.	373,301
29,980	Sumitomo Corp.	305,656
16,400	Sumitomo Mitsui Financial Group, Inc.	618,953
55,000	Sumitomo Mitsui Trust Holdings, Inc.	208,303
9,600	Sumitomo Rubber Industries Ltd.	124,832
8,383	Suntory Beverage & Food Ltd.	366,975
23,300	Suzuken Co., Ltd.	885,451
1,569	Suzuki Motor Corp.	47,672
13,300	Sysmex Corp.	853,124
14,697	T&D Holdings, Inc.	193,905
15,232	TAISEI Corp.	100,333
6,700	Takeda Pharmaceutical Co., Ltd.	334,058
49,000	Teijin Ltd.	166,985
20,500	Tohoku Electric Power Co., Inc.	256,277
6,120	Tokio Marine Holdings, Inc.	236,383
111,600	Tokyo Electric Power Co., Inc.	642,621
15,473	Tokyu Corp.	122,274
16,000	TonenGeneral Sekiyu KK	135,072
16,583	Toppan Printing Co., Ltd.	152,782
6,403	Toray Industries, Inc.	59,500
4,900	TOTO Ltd.	172,147
6,500	Toyo Seikan Group Holdings Ltd.	120,569
2,000	Toyo Suisan Kaisha Ltd.	69,705
15,500	Toyota Motor Corp.	954,475
11,054	Toyota Tsusho Corp.	258,584
2,400	Unicharm Corp.	49,012
5,700	West Japan Railway Co.	394,001
10,500	Yamada Denki Co., Ltd.	45,355
19,000	Yamaguchi Financial Group, Inc.	225,097
14,600	Yamaha Corp.	352,654
41,825	Yamazaki Baking Co., Ltd.	940,468
13,100	Yokogawa Electric Corp.	157,540

		50,219,596

	Jersey - 1.41%
675,127	Glencore Plc	894,635
8,200	Petrofac Ltd.	96,184
9,751	Shire Plc	668,995
12,863	Wolseley Plc	698,631
28,179	WPP Plc	648,171

		3,006,616

	Luxembourg - 0.24%
4,871	RTL Group SA	405,637
8,962	Tenaris SA	106,123

		511,760

	Netherlands - 3.42%
702	Akzo Nobel NV	46,907
4,777	Boskalis Westminster	194,865
2,312	European Aeronautic Defense & Space Co. NV	155,801
21,672	Fiat Chrysler Automobiles NV (b)	300,979
5,795	Heineken Holding NV	446,141

1,781	Heineken NV	151,772
46,410	ING Groep NV	627,932
57,334	Koninklijke Ahold NV	1,209,378
77,526	Koninklijke KPN NV	293,233
15,660	NN Group NV	552,533
12,653	QIAGEN NV (b)	342,951
10,834	Randstad Holding NV	674,652
12,469	Reed Elsevier NV	210,003
41,963	STMicroelectronics NV	280,934
73,013	TNT Express NV	617,608
20,462	Unilever NV	891,823
8,652	Wolters Kluwer NV	290,566

		7,288,078

	New Zealand - 0.19%
64,328	Auckland International Airport Ltd.	252,365
9,917	Fletcher Building Ltd.	49,698
46,868	Telecom Corp.	105,531

		407,594

	Norway - 0.64%
4,791	DNB ASA	59,031
167,840	Norsk Hydro ASA	623,878
17,596	Orkla ASA	138,814
6,216	Schibsted ASA - Class A	204,361
6,466	Schibsted ASA - Class B (b)	206,070
7,833	Telenor ASA	130,565

		1,362,719

	Portugal - 0.15%
24,056	Jeronimo Martins SGPS SA	313,028

	Singapore - 1.55%
14,000	City Developments Ltd.	75,315
14,400	DBS Group Holdings Ltd.	168,761
1,079,454	Golden Agri-Resources Ltd.	257,842
11,673	Jardine Cycle & Carriage Ltd.	285,372
46,400	Oversea-Chinese Banking Corp. Ltd.	286,865
76,800	Singapore Exchange Ltd.	415,367
166,992	StarHub Ltd.	434,577
13,700	United Overseas Bank Ltd.	188,879
390,412	Wilmar International Ltd.	805,549
504,600	Yangzijiang Shipbuilding Holdings Ltd.	389,844

		3,308,371

	Spain - 2.05%
20,185	ACS, Actividades de Construccion y Servicios SA	590,565
8,569	Amadeus IT Holding SA	377,678
24,593	Banco Bilbao Vizcaya Argentaria SA	179,697
139,895	Banco Santander Central Hispano SA	688,199
67,633	Distribuidora Internacional de Alimentación SA	398,908
8,099	Endesa SA	162,707
16,823	Ferrovial SA	380,424
31,814	Iberdrola SA	225,530
25,110	Inditex de Diseno Textil SA	862,637
85,821	Mapfre SA	214,825
7,184	Telefonica SA	79,699
17,858	Zardoya Otis SA	208,858

		4,369,727

	Sweden - 1.74%
18,832	Assa Abloy AB	394,205
5,116	Atlas Copco AB - Class A	125,469
3,625	Atlas Copco AB - Class B	83,340
10,055	Boliden AB	168,463
5,760	Electrolux AB	138,974
27,947	Hennes & Mauritz AB - Series B	994,083
7,695	Industrivarden AB	131,646
5,313	Investment Kinnevik AB	163,647
7,356	Investor AB	270,334
8,090	Nordea Bank AB	88,762
8,816	Sandvik AB	76,849
21,842	Securitas AB	333,984
14,013	Svenska Cellulosa AB - Series B	406,098
3,267	Svenska Handelsbanken AB	43,391
5,088	Swedish Match AB	179,797
11,966	Telefonaktiebolaget LM Ericsson	115,368

		3,714,410

	Switzerland - 8.97%
4,027	ABB Ltd.	71,872
5,601	Actelion Ltd.	778,223
2,893	Adecco SA	198,005
989	Aryzta AG	50,032
1,419	Baloise Holding AG	179,842
3	Chocoladefabriken Lindt & Spruengli AG	223,502
20	Chocoladefabriken Lindt & Spruengli AG - Participation Certificates	124,894
1,083	Cie Financiere Richemont SA	77,514
16,408	Credit Suisse Group AG	353,461
1,427	EMS-Chemie Holding AG	628,018
160	Galenica AG	250,328
70	Givaudan SA	127,047
3,290	Julius Baer Group Ltd.	159,161
5,173	Kuehne & Nagel International AG	708,697
4,340	Lonza Group AG	705,836
48,555	Nestle SA	3,604,493
30,446	Novartis AG	2,618,943
8,660	Pargesa Holding SA	547,104
1,964	Partners Group Holding AG	706,322
10,385	Roche Holding AG	2,877,771
1,735	Schindler Holding AG	292,589
1,026	Schindler Holding AG - Participation Certificates	171,649
64	SGS SA	121,632
2,326	Sonova Holding AG	295,526
925	Swatch Group AG - Group I	321,220
4,165	Swatch Group AG - Group N	281,265
1,888	Swiss Life Holding AG	508,532
6,618	Swiss Re AG	646,356
467	Syngenta AG	182,785
67,908	Transocean Ltd.	848,884
14,819	UBS Group AG	287,481
669	Zurich Financial Services AG	171,866

		19,120,850

	United Kingdom - 12.64%
49,173	3i Group Plc	348,334
33,517	Admiral Group Plc	819,014
38,895	Aggreko Plc	523,596
22,928	ARM Holdings Plc	349,471
2,039	Associated British Foods Plc	100,334
12,817	AstraZeneca Plc	865,760
52,397	Auto Trader Group Plc	341,623
37,549	Barratt Developments Plc	346,005
94,245	BP Plc	489,764
16,339	British American Tobacco Plc	907,376
29,207	British Sky Broadcasting Group Plc	478,786
43,739	BT Group Plc	303,707
2,937	Bunzl Plc	81,486
35,048	Burberry Group Plc	616,639
2,535	Capita Plc	45,104
3,940	Carnival Plc	224,448
23,008	Coca-Cola HBC AG	489,973
4,730	Compass Group Plc	81,963
947	Croda International Plc	42,431
8,024	Diageo Plc	219,119
109,989	Direct Line Insurance Group Plc	659,290
40,459	GlaxoSmithKline Plc	817,108
39,918	Hargreaves Lansdown Plc	886,210
196,201	HSBC Holdings Plc	1,548,862
6,321	ICAP Plc	47,446
14,345	Imperial Tobacco Group Plc	757,674
26,900	Inmarsat Plc	450,966
41,302	International Consolidated Airlines Group SA	370,199
49,596	ITV Plc	201,924
74,904	Kingfisher Plc	362,799
72,318	Legal & General Group Plc	285,362
3,953	London Stock Exchange Group Plc	159,932
108,360	Marks & Spencer Group Plc	721,486

26,161	Meggitt Plc	144,443
13,356	Merlin Entertainments Plc	89,553
19,405	Mondi Plc	380,355
8,414	Next Plc	903,424
7,150	Persimmon Plc (b)	213,310
11,806	Provident Financial Plc	585,376
23,983	Prudential Plc	540,328
5,366	Reckitt Benckiser Group Plc	496,499
8,124	Rio Tinto Plc	236,534
7,516	Rolls-Royce Holdings Plc (b)	63,664
18,097	Royal Dutch Shell Plc - Class A	409,884
9,272	Royal Dutch Shell Plc - Class B	211,319
161,567	Royal Mail Plc	1,058,250
2,992	Schroders Plc	131,047
24,896	Smith & Nephew Plc	443,701
65,430	Sports Direct International Plc (b)	556,034
15,840	St. James’s Place Plc	234,777
24,118	Standard Chartered Plc	200,112
128,944	Standard Life Plc	738,404
154,053	Taylor Wimpey Plc	460,523
97,762	The Sage Group Plc	868,627
2,536	Travis Perkins Plc	73,571
15,145	Unilever Plc	649,606
174,909	Vodafone Group Plc	567,192
16,004	Weir Group Plc	235,081
136,239	William Hill Plc	795,109
322,933	Wm Morrison Supermarkets Plc	703,636

		26,934,550

	Total Common Stocks (Cost $189,589,675)	203,224,361

	REAL ESTATE INVESTMENT TRUSTS - 1.30%
	France - 0.14%
1,001	Klepierre	44,495
1,038	Unibail-Rodamco SE	263,582

		308,077

	Hong Kong - 0.08%
28,559	Link REIT	170,265

	United Kingdom - 1.08%
49,417	British Land Co. Plc	571,801
29,555	Hammerson Plc	261,278
33,998	Land Securities Group Plc	589,360
137,310	Segro Plc	868,968

		2,291,407

	Total Real Estate Investment Trusts (Cost $2,798,045)	2,769,749

	SHORT TERM INVESTMENTS - 0.34%
	Money Market Funds - 0.34%
720,951	Federated Prime Obligations Fund Effective Yield, 0.24% (d)	720,951

	Total Short Term Investments (Cost $720,951)	720,951

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 1.39%
	Money Market Funds - 1.39%
2,975,175	Mount Vernon Prime Portfolio Effective Yield, 0.47% (d)	2,975,175

	Total Investments Purchased as Securities Lending Collateral (Cost $2,975,175)	2,975,175

	Total Investments (Cost $196,083,846) - 98.40%	209,690,236
	Other Assets in Excess of Liabilities - 1.60%	3,399,773

	TOTAL NET ASSETS - 100.00%	$213,090,009

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as illiquid securities according to the Fund’s liquidity guidelines. The value of this security is $256,873, which represents 0.12% of total net assets.
(d)	Seven-day yield as of December 31, 2015.

GuideMark® World ex-US Fund

Schedule of Investments by Industry

December 31, 2015 (Unaudited)

COMMON STOCKS
Aerospace & Defense	0.59%
Air Freight & Logistics	1.13%
Airlines	0.72%
Auto Components	0.58%
Automobiles	2.53%
Banks	7.22%
Beverages	1.32%
Biotechnology	0.67%
Building Products	0.32%
Capital Markets	2.42%
Chemicals	2.76%
Commercial Services & Supplies	1.23%
Communications Equipment	0.05%
Construction & Engineering	1.27%
Construction Materials	0.30%
Consumer Finance	0.54%
Containers & Packaging	0.12%
Distributors	0.13%
Diversified Consumer Services	0.09%
Diversified Financial Services	2.71%
Diversified Telecommunication Services	2.97%
Electric Utilities	1.34%
Electrical Equipment	1.24%
Electronic Equipment, Instruments & Components	1.20%
Energy Equipment & Services	0.49%
Food & Staples Retailing	4.02%
Food Products	5.37%
Health Care Equipment & Supplies	1.73%
Health Care Providers & Services	1.03%
Health Care Technology	0.20%
Hotels, Restaurants & Leisure	1.25%
Household Durables	1.50%
Household Products	0.77%
Industrial Conglomerates	0.39%
Insurance	6.79%
Internet & Catalog Retail	0.12%
Internet Software & Services	0.84%
IT Services	1.41%
Leisure Products	0.51%
Life Sciences Tools & Services	0.49%
Machinery	1.14%
Marine	0.33%
Media	2.25%
Metals & Mining	1.92%
Multiline Retail	1.27%
Multi-Utilities	0.27%
Oil & Gas	1.47%
Paper & Forest Products	0.74%
Personal Products	1.40%
Pharmaceuticals	7.26%
Professional Services	0.71%
Real Estate Management & Development	1.91%
Road & Rail	0.69%
Semiconductor & Semiconductor Equipment	0.41%
Software	1.91%
Specialty Retail	2.94%
Technology Hardware, Storage & Peripheral	0.69%
Technology Hardware, Storage & Peripherals	0.34%
Textiles, Apparel & Luxury Goods	3.19%
Tobacco	1.01%
Trading Companies & Distributors	2.04%
Transportation Infrastructure	0.45%
Wireless Telecommunication Services	0.67%

TOTAL COMMON STOCKS	95.37%

REAL ESTATE INVESTMENT TRUSTS
Real Estate Investment Trusts	1.30%

TOTAL REAL ESTATE INVESTMENT TRUSTS	1.30%

SHORT TERM INVESTMENTS
Money Market Funds	0.34%

TOTAL SHORT TERM INVESTMENTS	0.34%

INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL
Money Market Funds	1.39%

Total Investments Purchased as Securities Lending Collateral	1.39%

TOTAL INVESTMENTS	98.40%
Other Assets in Excess of Liabilities	1.60%

TOTAL NET ASSETS	100.00%

Percentages are stated as a percent of net assets.

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows*:

Cost of investments	$196,083,846

Gross unrealized appreciation	26,626,526
Gross unrealized depreciation	(13,020,136)

Net unrealized appreciation	$13,606,390

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuideMark® Opportunistic Equity Fund

Schedule of Investments

December 31, 2015 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 95.25%
	Aerospace & Defense - 1.60%
2,285	TransDigm Group, Inc. (a)	$522,008
12,901	United Technologies Corp.	1,239,399

		1,761,407

	Air Freight & Logistics - 2.53%
65,675	Hub Group, Inc. - Class A (a)	2,163,991
6,425	United Parcel Service, Inc. - Class B	618,278

		2,782,269

	Airlines - 0.30%
5,740	United Continental Holdings, Inc. (a)	328,902

	Auto Components - 2.01%
36,192	BorgWarner, Inc.	1,564,580
7,500	Delphi Automotive Plc	642,975

		2,207,555

	Automobiles - 0.27%
20,911	Ford Motor Co.	294,636

	Banks - 5.98%
41,445	BankUnited, Inc.	1,494,507
25,510	Citigroup, Inc.	1,320,142
11,098	PNC Financial Services Group, Inc.	1,057,750
32,040	Popular, Inc.	908,014
20,545	U.S. Bancorp	876,655
16,758	Wells Fargo & Co.	910,965

		6,568,033

	Beverages - 1.97%
14,370	Coca-Cola Enterprises, Inc.	707,579
3,810	Constellation Brands, Inc.	542,697
5,771	Molson Coors Brewing Co. - Class B	542,012
3,670	PepsiCo, Inc.	366,706

		2,158,994

	Biotechnology - 1.92%
1,740	Biogen, Inc. (a)	533,049
9,490	Celgene Corp. (a)	1,136,522
17,500	Merrimack Pharmaceuticals, Inc. (a)(b)	138,250
9,130	PTC Therapeutics, Inc. (a)(b)	295,812

		2,103,633

	Building Products - 0.48%
4,200	Lennox International, Inc.	524,580

	Capital Markets - 1.76%
52,566	Franklin Resources, Inc.	1,935,480

	Chemicals - 1.38%
6,190	Eastman Chemical Co.	417,887
4,079	Praxair, Inc.	417,690
13,190	The Dow Chemical Co.	679,021

		1,514,598

	Commercial Services & Supplies - 1.68%
10,950	Republic Services, Inc.	481,690
35,650	Steelcase, Inc.	531,185
25,160	The ADT Corp. (b)	829,777

		1,842,652

	Communications Equipment - 1.64%
11,396	Motorola Solutions, Inc.	780,056
3,235	Palo Alto Networks, Inc. (a)	569,813
9,102	QUALCOMM, Inc.	454,964

		1,804,833

	Construction Materials - 0.40%
4,650	Vulcan Materials Co.	441,611

	Consumer Finance - 0.46%
16,800	Synchrony Financial (a)	510,888

	Containers & Packaging - 0.26%
6,337	Bemis Company, Inc.	283,201

	Diversified Consumer Services - 0.41%
17,250	Service Corp. International	448,845

	Diversified Financial Services - 0.41%
4,982	CME Group, Inc.	451,369

	Diversified Telecommunication Services - 0.79%
18,693	Verizon Communications, Inc.	863,990

	Electrical Equipment - 0.40%
9,090	Emerson Electric Co.	434,775

	Electronic Equipment & Instruments - 0.38%
22,750	Corning, Inc.	415,870

	Food & Staples Retailing - 2.20%
3,225	Costco Wholesale Corp.	520,837
13,860	Kroger Co.	579,764
17,487	SYSCO Corp.	716,967
9,685	Wal-Mart Stores, Inc.	593,691

		2,411,259

	Food Products - 1.78%
23,800	Post Holdings, Inc. (a)	1,468,460
11,301	Unilever Plc - ADR (b)	487,299

		1,955,759

	Gas Utilities - 0.73%
9,168	AmeriGas Partners LP	314,188
11,291	National Fuel Gas Co. (b)	482,690

		796,878

	Health Care Equipment & Supplies - 1.16%
10,670	STERIS Plc	803,878
3,515	The Cooper Companies, Inc.	471,713

		1,275,591

	Health Care Providers & Services - 2.71%
24,597	LifePoint Hospitals, Inc. (a)	1,805,420
12,369	Owens & Minor, Inc.	445,036
10,250	Quest Diagnostics, Inc.	729,185

		2,979,641

	Hotels, Restaurants & Leisure - 0.31%
5,600	Starbucks Corp.	336,168

	Household Durables - 3.63%
29,002	Jarden Corp. (a)	1,656,594
11,510	Newell Rubbermaid, Inc.	507,361
12,445	Whirlpool Corp.	1,827,797

		3,991,752

	Household Products - 0.63%
5,454	Kimberly-Clark Corp.	694,294

	Insurance - 7.29%
8,975	Berkshire Hathaway, Inc. (a)	1,185,059
33,360	Brown & Brown, Inc.	1,070,856
3,786	CNA Financial Corp.	133,078
37,982	Loews Corp. (b)	1,458,509
29,460	MetLife, Inc.	1,420,266
56,433	Willis Group Holdings Plc	2,740,951

		8,008,719

	Internet & Catalog Retail - 1.50%
1,526	Amazon.com, Inc. (a)	1,031,408
481	The Priceline Group, Inc. (a)	613,251

		1,644,659

	Internet Software & Services - 4.64%
3,461	Alphabet, Inc. - Class A (a)	2,692,693
1,190	Alphabet, Inc. - Class C (a)	903,067
10,225	Facebook, Inc. - Class A (a)	1,070,148
5,246	j2 Global, Inc. (b)	431,851

		5,097,759

	IT Services - 3.00%
2,305	Alliance Data Systems Corp. (a)(b)	637,494
6,190	MasterCard, Inc. - Class A	602,658
32,357	The Western Union Co. (b)	579,514
16,890	Vantiv, Inc. - Class A (a)	800,924
8,680	Visa, Inc. - Class A	673,134

		3,293,724

	Machinery - 5.05%
88,722	Colfax Corp. (a)(b)	2,071,659
18,790	Deere & Co. (b)	1,433,113
3,020	Middleby Corp. (a)	325,768
17,683	Parker Hannifin Corp.	1,714,897

		5,545,437

	Media - 5.44%
8,854	Cinemark Holdings, Inc.	295,989
12,910	Comcast Corp. - Class A	728,511
30,205	Liberty Global Plc (a)	1,279,484
10,436	Omnicom Group, Inc.	789,588
14,203	Thomson Reuters Corp.	537,584
18,570	Twenty-First Century Fox, Inc. - Class A	504,361
67,450	Twenty-First Century Fox, Inc. - Class B	1,836,663

		5,972,180

	Metals & Mining - 0.74%
7,468	Compass Minerals International, Inc.	562,117
6,294	Nucor Corp.	253,648

		815,765

	Multiline Retail - 0.98%
10,142	Kohl’s Corp.	483,063
8,103	Target Corp.	588,359

		1,071,422

	Multi-Utilities - 0.41%
10,680	Vectren Corp.	453,046

	Oil & Gas - 4.08%
4,060	Chevron Corp.	365,238
9,100	Cimarex Energy Co.	813,358
6,641	Exxon Mobil Corp.	517,666
2,453	Magellan Midstream Partners LP	166,608
6,461	Martin Midstream Partners LP	140,204
9,288	Occidental Petroleum Corp.	627,962
6,002	Spectra Energy Partners LP (b)	286,295
11,450	Suncor Energy, Inc. - ADR	295,410
6,550	Tesoro Corp.	690,173
8,150	Valero Energy Corp.	576,286

		4,479,200

	Pharmaceuticals - 6.09%
4,699	Allergan Plc (a)	1,468,438
10,390	Bristol-Myers Squibb Co.	714,728
6,470	Jazz Pharmaceuticals Plc (a)	909,423
16,940	Teva Pharmaceutical Industries Ltd. - ADR	1,111,942
24,459	Valeant Pharmaceuticals International, Inc. (a)	2,486,257

		6,690,788

	Professional Services - 0.45%
5,820	ManpowerGroup, Inc.	490,568

	Real Estate Management & Development - 0.39%
12,290	CBRE Group, Inc. - Class A (a)	424,988

	Semiconductor & Semiconductor Equipment - 1.80%
26,819	Intel Corp.	923,914
16,965	Linear Technology Corp.	720,504
3,920	NXP Semiconductors NV (a)	330,260

		1,974,678

	Software - 3.38%
9,490	Fortinet, Inc. (a)	295,803
38,984	Microsoft Corp.	2,162,833
7,000	Red Hat, Inc. (a)	579,670
8,540	salesforce.com, Inc. (a)	669,536

		3,707,842

	Specialty Retail - 2.50%
5,290	Home Depot, Inc.	699,603
9,910	Lowe’s Cos., Inc.	753,556
2,800	Signet Jewelers Ltd.	346,332
13,325	The TJX Companies, Inc.	944,876

		2,744,367

	Technology Hardware, Storage & Peripherals - 3.23%
33,684	Apple, Inc.	3,545,578

	Textiles, Apparel & Luxury Goods - 0.30%
5,282	VF Corp.	328,804

	Thrifts & Mortgage Finance - 2.05%
168,260	Nationstar Mortgage Holdings, Inc. (a)(b)	2,249,636

	Trading Companies & Distributors - 1.45%
13,683	Aircastle Ltd. (b)	285,838
17,670	Fastenal Co. (b)	721,289
5,584	MSC Industrial Direct Co., Inc.	314,212
12,430	Rush Enterprises, Inc. (a)	272,093

		1,593,432

	Wireless Telecommunication Services - 0.30%
9,513	Rogers Communications, Inc. - Class B (b)	327,818

	Total Common Stocks (Cost $92,226,357)	104,579,873

	REAL ESTATE INVESTMENT TRUSTS - 2.86%
	Real Estate Investment Trusts - 2.86%
6,832	Communications Sales & Leasing, Inc.	127,690
29,707	Iron Mountain, Inc.	802,386
61,665	iStar Financial, Inc. (a)	723,331
16,284	The Geo Group, Inc.	470,770
9,825	Ventas, Inc.	554,425
15,429	Weyerhaeuser Co.	462,561

	Total Real Estate Investment Trusts (Cost $2,991,161)	3,141,163

	SHORT TERM INVESTMENTS - 0.62%
	Money Market Funds - 0.62%
677,163	Federated Prime Obligations Fund Effective Yield, 0.24% (c)	677,163

	Total Short Term Investments (Cost $677,163)	677,163

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 8.64%
	Money Market Funds - 8.64%
9,492,819	Mount Vernon Prime Portfolio Effective Yield, 0.47% (c)	9,492,819

	Total Investments Purchased as Securities Lending Collateral (Cost $9,492,819)	9,492,819

	Total Investments (Cost $105,387,500) - 107.37%	117,891,018
	Liabilities in Excess of Other Assets - (7.37)%	(8,093,968)

	TOTAL NET ASSETS - 100.00%	$109,797,050

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	Seven-day yield as of December 31, 2015.

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows*:

Cost of investments	$105,387,500

Gross unrealized appreciation	17,160,982

Gross unrealized depreciation	(4,657,464)

Net unrealized appreciation	$12,503,518

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuideMark® Core Fixed Income Fund

Schedule of Investments

December 31, 2015 (Unaudited)

Principal Amount		Value
	ASSET BACKED SECURITIES - 10.74%
10,620	Accredited Mortgage Loan Trust
	Series 2005-A1, 0.460%, 09/25/2035 (a)	$10,641
895,000	Ally Auto Receivables Trust
	Series 2015-A3, 1.390%, 09/16/2019	891,728
305,000	Ally Master Owner Trust
	Series 2014-A2, 1.600%, 10/15/2019	303,559
1,113	American Credit Acceptance Receivables Trust
	Series 2013-A, 1.450%, 04/16/2018 (Acquired 03/20/2013 and 02/27/2014, Cost $1,113) (b)	1,113
1,125,000	American Express Credit Account Master Trust
	Series 2014-A, 1.260%, 01/15/2020	1,123,081
845,000	AmeriCredit Automobile Receivables Trust
	Series 2014-A3, 1.150%, 06/10/2019	842,145
305,000	AMMC CDO
	Series 2014-A1L, 1.770%, 07/27/2026 (Acquired 06/12/2014, Cost $304,372) (a)(b)	302,102
500,000	Apidos CLO XII
	Series 2013-A, 1.421%, 04/15/2025 (Acquired 03/15/2013, Cost $500,000) (a)(b)	491,300
249,891	Ares XXX CLO Ltd.
	Series 2014-A2, 1.167%, 04/20/2023 (Acquired 05/08/2014, Cost $247,742) (a)(b)	248,991
	ARI Fleet Lease Trust
40,249	Series 2012-A, 0.631%, 01/15/2021 (Acquired 10/16/2012, Cost $40,249) (a)(b)	40,218
260,000	Series 2014-A3, 1.550%, 11/15/2022 (Acquired 04/01/2014, Cost $259,928) (b)	260,315
270,000	Atlas Senior Loan Fund Ltd.
	Series 2014-A, 1.861%, 10/15/2026 (Acquired 08/28/2014, Cost $269,865) (a)(b)	268,056
500,000	Atrium X
	Series A, 1.437%, 07/16/2025 (Acquired 04/25/2013, Cost $499,250) (a)(b)	490,450
575,000	Babson CLO Ltd.
	Series 2013-A, 1.417%, 04/20/2025 (Acquired 05/03/2013, Cost $575,000) (a)(b)	564,420
1,223,948	Capital Auto Receivables Asset Trust
	Series 2013-A3, 1.090%, 03/20/2018	1,222,628
1,225,000	Capital One Multi-Asset Execution Trust
	Series 2014-A5, 1.480%, 07/15/2020	1,225,690
	Carlyle Global Market Strategies
555,000	Series 2013-A1A, 1.441%, 07/15/2025 (Acquired 06/10/2013, Cost $553,834) (a)(b)	545,010
250,000	Series 2014-B, 2.771%, 10/15/2026 (Acquired 03/05/2015, Cost $251,222) (a)(b)	250,400
320,000	Series 2015-A1, 1.793%, 04/27/2027 (Acquired 04/01/2015, Cost $320,000) (a)(b)	317,440
235,000	CarMax Auto Owner Trust
	Series 2013-A4, 1.490%, 01/15/2019	234,911
	Cent CLO LP
325,000	Series 2013-A, 1.724%, 01/25/2026 (Acquired 12/18/2013, Cost $325,000) (a)(b)	320,417
325,000	Series 2015-A1, 1.805%, 04/17/2026 (Acquired 03/19/2015, Cost $325,000) (a)(b)	321,360
345,000	Chase Issuance Trust
	Series 2007-B1, 0.581%, 04/15/2019 (a)	343,333
	CIFC Funding Ltd.
365,000	Series 2013-A1, 1.467%, 04/16/2025 (Acquired 02/22/2013, Cost $365,000) (a)(b)	359,233
295,000	Series 2014-A1L, 1.862%, 05/24/2026 (Acquired 07/02/2014, Cost $294,911) (a)(b)	292,492
63,299	Conseco Finance Securitizations Corp.
	Series 2000-A6, 8.310%, 05/01/2032 (a)	39,992
	CPS Auto Receivables Trust
81,070	Series 2013-A, 1.640%, 04/16/2018 (Acquired 09/24/2013, Cost $81,061) (b)	80,901
32,703	Series 2013-A, 1.540%, 07/16/2018 (Acquired 12/10/2013, Cost $32,700) (b)	32,621
38,481	Series 2014-A, 1.210%, 08/15/2018 (Acquired 03/10/2014, Cost $38,477) (b)	38,368
33,894	Series 2012-A, 1.820%, 12/16/2019 (Acquired 09/11/2012, Cost $33,892) (b)	33,760
54,264	Series 2012-A, 1.480%, 03/16/2020 (Acquired 12/07/2012, Cost $54,257) (b)	54,086
74,078	Series 2013-A, 1.310%, 06/15/2020 (Acquired 03/12/2013, Cost $74,068) (b)	73,348
250,000	Credit Acceptance Auto Loan Trust
	Series 2014-A, 1.880%, 03/15/2022 (Acquired 09/18/2014, Cost $249,955) (b)	248,905
195,000	Drive Auto Receivables Trust
	Series 2015-B, 2.120%, 06/17/2019 (Acquired 05/20/2015, Cost $194,984) (b)	194,724
390,000	Dryden 33 Senior Loan Fund
	Series 2014-A, 1.801%, 07/15/2026 (Acquired 04/09/2014, Cost $390,000) (a)(b)	388,206
270,000	Dryden 38 Senior Loan Fund
	Series 2015-A, 1.751%, 07/15/2027 (Acquired 03/25/2015, Cost $270,000) (a)(b)	266,841
142,385	DT Auto Owner Trust
	Series 2015-A, 1.060%, 09/17/2018 (Acquired 02/18/2015, Cost $142,383) (b)	142,096
84,457	First Investors Auto Owner Trust
	Series 2013-A2, 1.230%, 03/15/2019 (Acquired 06/13/2013, Cost $84,447) (b)	84,387
415,000	Flatiron CLO Ltd.
	Series 2014-A1, 1.695%, 07/17/2026 (Acquired 06/05/2014, Cost $414,585) (a)(b)	411,472
580,000	Ford Credit Auto Lease Trust
	Series 2014-A4, 0.900%, 06/15/2017	579,157
965,000	Ford Credit Auto Owner Trust
	Series 2015-B, 2.030%, 08/15/2020	960,644
790,000	Ford Credit Floorplan Master Owner Trust A
	Series 2014-A1, 1.400%, 08/15/2019	786,750
370,000	Galaxy XIX, CLO Ltd.
	Series 2015-A1A, 1.870%, 01/24/2027 (Acquired 01/29/2015, Cost $369,441) (a)(b)	367,373
100,000	GCO Education Loan Funding Trust
	Series 2006-A11L, 0.623%, 05/25/2036 (a)	89,935

300,000	GTP Acquisition Partners I LLC
	Series 2015-1-2, 3.482%, 06/15/2050 (Acquired 05/20/2015, Cost $300,000) (b)	295,725
481,838	Hyundai Auto Receivables Trust
	Series 2014-A3, 0.790%, 07/16/2018	480,811
390,000	Limerock CLO
	Series 2014-A, 1.817%, 04/18/2026 (Acquired 02/26/2014, Cost $389,581) (a)(b)	387,309
261,165	Madison Park Funding XI Ltd.
	Series 2013-A1A, 1.596%, 10/23/2025 (Acquired 10/29/2015, Cost $256,542) (a)(b)	256,306
250,000	Madison Park Funding XII Ltd.
	Series 2014-A, 1.817%, 07/20/2026 (Acquired 05/08/2014, Cost $250,000) (a)(b)	248,775
280,000	Magnetite CLO Ltd.
	Series 2014-A1, 1.740%, 07/25/2026 (Acquired 06/13/2014, Cost $279,857) (a)(b)	277,284
710,000	Mercedes Benz Auto Lease Trust
	Series 2014-A4, 0.900%, 12/16/2019	709,455
347,546	Morgan Stanley Capital I, Inc. Trust
	Series 2003-M1, 1.442%, 10/25/2033 (a)	330,409
	Neuberger Berman CLO Ltd.
275,000	Series 2014-A, 1.804%, 08/04/2025 (Acquired 06/19/2014, Cost $275,000) (a)(b)	272,910
285,000	Series 2014-A1, 1.791%, 04/15/2026 (Acquired 02/11/2014, Cost $283,803) (a)(b)	283,090
560,000	NRZ Advance Receivables Trust
	Series 2015-AT2, 3.302%, 08/17/2048 (Acquired 08/25/2015, Cost $559,999) (b)	561,355
280,000	Oak Hill Credit Partners
	Series 2013-A, 1.437%, 04/20/2025 (Acquired 04/17/2013, Cost $280,000) (a)(b)	274,260
325,000	Oaktree EIF II Series A1 Ltd.
	Series 2015-A, 1.912%, 02/15/2026 (Acquired 02/20/2015, Cost $325,000) (a)(b)	323,050
275,000	OCP CLO Ltd.
	Series 2015-A1, 1.819%, 04/17/2027 (Acquired 04/10/2015, Cost $274,725) (a)(b)	272,745
410,000	Octagon Investment Partners XVI Ltd.
	Series 2013-A, 1.394%, 07/17/2025 (Acquired 05/15/2013, Cost $409,344) (a)(b)	400,324
450,000	OZLM Funding Ltd.
	Series 2013-A1, 1.815%, 01/20/2026 (Acquired 11/22/2013, Cost $449,775) (a)(b)	447,615
300,000	OZLM XII Ltd.
	Series 2015-A1, 1.772%, 04/30/2027 (Acquired 04/24/2015, Cost $299,130) (a)(b)	296,540
135,000	Prestige Auto Receivables Trust
	Series 2014-B, 1.910%, 04/15/2020 (Acquired 06/25/2014, Cost $135,023) (b)	133,682
445,000	Race Point VIII CLO Ltd.
	Series 2013-A, 1.583%, 02/20/2025 (Acquired 02/06/2013, Cost $445,000) (a)(b)	438,370
70,570	Residential Asset Mortgage Products, Inc.
	Series 2004-AII, 0.902%, 03/25/2034 (a)	70,729
300,000	Santander Drive Auto Receivables Trust
	Series 2015-B, 1.830%, 01/15/2020	298,813
250,000	Seneca Park CLO Ltd.
	Series 2014-A, 1.769%, 07/17/2026 (Acquired 05/09/2014, Cost $249,866) (a)(b)	249,150
250,000	Shackleton CLO Ltd.
	Series 2014-A2, 1.769%, 07/17/2026 (Acquired 06/12/2014, Cost $248,475) (a)(b)	248,200
257,000	Sound Point CLO IV Ltd.
	Series 2013-A, 1.662%, 01/21/2026 (Acquired 03/27/2015, Cost $255,587) (a)(b)	254,122
315,000	Sound Point CLO VIII Ltd.
	Series 2015-A, 1.851%, 03/13/2027 (Acquired 03/05/2015, Cost $314,213) (a)(b)	310,499
225,000	Springleaf Funding Trust
	Series 2014-A, 2.410%, 12/15/2022 (Acquired 03/19/2014, Cost $224,963) (b)	224,438
315,000	Symphony CLO Ltd.
	Series 2012-AR, 1.586%, 07/23/2023 (Acquired 04/08/2015, Cost $314,780) (a)(b)	313,767
325,000	Treman Park CLO LLC
	Series 2015-A, 1.774%, 04/20/2027 (Acquired 03/05/2015, Cost $325,000) (a)(b)	323,115
620,000	Volkswagen Auto Lease Trust
	Series 2015-A3, 1.250%, 12/20/2017	614,044
305,000	Voya CLO Ltd.
	Series 2015-A1, 1.795%, 04/18/2027 (Acquired 03/03/2015, Cost $304,688) (a)(b)	302,713
908	Westlake Automobile Receivables Trust
	Series 2014-A2, 0.700%, 05/15/2017 (Acquired 05/20/2014, Cost $908) (b)	908

	Total Asset Backed Securities (Cost $26,215,751)	26,045,112

	COLLATERALIZED MORTGAGE OBLIGATIONS - 8.73%
160,000	Aventura Mall Trust
	Series 2013-A, 3.743%, 12/07/2032 (Acquired 12/10/2013, Cost $164,183) (a)(b)	167,363
82,162	Banc of America Commercial Mortgage Trust
	Series 2006-A4, 5.834%, 05/10/2045 (a)	82,287
150,000	BB-UBS Trust
	Series 2012-A, 3.430%, 11/07/2036 (Acquired 12/05/2012, Cost $154,868) (b)	149,901
	Bear Stearns Commercial Mortgage Securities Trust
152,005	Series 2006-A4, 5.201%, 12/11/2038	155,018
2,516,275	Series 2006-A4, 5.540%, 09/11/2041	2,540,967
175,519	Series 2007-A4, 5.331%, 02/11/2044	180,554
263,408	CD Commercial Mortgage Trust
	Series 2007-A4, 5.322%, 12/11/2049	268,028
87,386	Chase Mortgage Financial Trust
	Series 2007-4A1, 2.632%, 02/25/2037 (a)	84,443
	Citigroup Commercial Mortgage Trust
150,000	Series 2014-A4, 4.023%, 03/12/2047	158,009
145,000	Series 2014-A5, 3.855%, 05/10/2047	151,082
56,072	Series 2006-A3, 5.811%, 03/17/2049 (a)	56,199
82,715	COBALT CMBS Commercial Mortgage Trust
	Series 2007-A3, 5.484%, 04/15/2047 (a)	85,076
	COMM Mortgage Trust
120,000	Series 2013-A1, 4.353%, 08/12/2030 (Acquired 08/15/2013, Cost $122,116) (b)	128,257
110,000	Series 2013-A4, 4.233%, 07/12/2045 (a)	118,614
110,000	Series 2013-A4, 2.941%, 01/12/2046 (a)	109,759

95,000	Series 2013-A5, 3.612%, 06/12/2046 (a)	98,182
289,000	Series 2014-A5, 3.961%, 03/10/2047	300,953
115,000	Series 2014-A4, 4.006%, 04/12/2047	120,758
145,000	Series 2014-A5, 3.977%, 05/10/2047	152,047
235,000	Series 2014-A5, 3.828%, 07/17/2047	244,381
297,000	Series 2014-A5, 3.694%, 08/12/2047	303,050
295,267	Series 2014-A3, 3.528%, 12/12/2047	298,926
210,000	Series 2015-A4, 3.183%, 02/12/2048	206,838
300,000	Series 2015-A4, 3.630%, 10/13/2048	304,174
186,233	Commercial Mortgage Loan Trust
	Series 2008-A4B, 6.044%, 12/10/2049 (a)	192,212
	Countrywide Home Loans, Inc.
22,099	Series 2004-A2, 2.640%, 11/20/2034 (a)	21,298
107,328	Series 2005-6A1, 1.022%, 03/25/2035 (a)	97,369
102,504	Credit Suisse Commercial Mortgage Trust
	Series 2006-A3, 5.467%, 09/15/2039	103,628
	CSAIL Commercial Mortgage Trust
301,000	Series 2015-A4, 3.718%, 08/17/2048 (a)	304,853
296,000	Series 2015-C4, 3.808%, 11/18/2048	304,401
400,000	Four Times Square Trust
	Series 2006-A, 5.401%, 12/13/2028 (Acquired 11/06/2012, Cost $444,799) (b)	442,418
145,000	GS Mortgage Securities Corp. II
	Series 2012-A, 2.954%, 11/07/2034 (Acquired 12/11/2012, Cost $147,470) (b)	143,050
145,000	GS Mortgage Securities Corp. Trust
	Series 2012-A, 3.551%, 04/12/2034 (Acquired 03/08/2013, Cost $149,456) (b)	149,476
	GS Mortgage Securities Trust
865,000	Series 2013-A2, 3.033%, 11/13/2046	883,683
165,000	Series 2014-A4, 4.074%, 01/10/2047	174,398
335,000	Series 2014-A5, 3.998%, 04/12/2047	351,584
175,000	Series 2014-A5, 3.862%, 06/10/2047	182,155
296,000	Series 2015-A3, 3.734%, 11/13/2048 (a)	302,624
300,000	Hilton USA Trust
	Series 2013-AFX, 2.662%, 11/07/2030 (Acquired 11/22/2013 and 07/22/2014, Cost $301,476) (b)	300,685
	JP Morgan Chase Commercial Mortgage Securities Trust
143,406	Series 2012-A, 3.905%, 05/07/2030 (Acquired 05/07/2013 and 06/25/2013, Cost $144,218) (b)	149,295
162,416	Series 2006-A4, 5.909%, 04/15/2045 (a)	162,986
155,000	Series 2013-A4, 4.166%, 12/17/2046	165,350
333,411	Series 2006-A3, 5.336%, 05/15/2047	339,798
226,321	Series 2007-A4, 5.695%, 02/12/2049 (a)	233,644
	JPMBB Commercial Mortgage Securities Trust
1,205,000	Series 2013-ASB, 3.157%, 07/17/2045	1,228,381
145,000	Series 2014-A4, 3.997%, 04/17/2047	152,080
120,000	Series 2014-A5, 3.775%, 08/16/2047	123,967
295,000	Series 2014-A4, 3.801%, 09/17/2047	303,336
265,000	Series 2014-A4, 3.494%, 01/17/2048	267,170
297,000	Series 2015-A4, 3.770%, 12/17/2048	305,346
	Lehman Brothers-UBS Commercial Mortgage Trust
202,281	Series 2006-A4, 5.820%, 06/15/2038 (a)	204,096
284,284	Series 2007-A3, 5.430%, 02/15/2040	291,983
592,294	Series 2007-A4, 5.424%, 02/15/2040	606,325
191,716	Series 2007-A4, 5.858%, 07/15/2040 (a)	197,458
165,994	Merrill Lynch Mortgage Trust
	Series 2006-A4, 5.666%, 05/12/2039 (a)	166,186
	ML-CFC Commercial Mortgage Trust
268,667	Series 2007-A4, 5.378%, 08/14/2048	275,204
160,398	Series 2007-A4, 5.700%, 09/12/2049	167,007
	Morgan Stanley Bank of America Merrill Lynch Trust
50,000	Series 2014-A5, 4.064%, 02/15/2047	52,959
175,000	Series 2014-A5, 3.741%, 08/16/2047	180,871
167,000	Series 2015-A4, 3.249%, 02/15/2048	165,188
246,000	Series 2015-A4, 3.306%, 04/17/2048	243,433
	Morgan Stanley Capital I Trust
185,000	Series 2014-A, 3.469%, 08/11/2033 (Acquired 11/13/2014, Cost $189,773) (b)	189,125
220,000	Series 2007-A4, 5.692%, 04/15/2049 (a)	225,855
140,251	Series 2007-A4, 5.809%, 12/12/2049	146,657
130,000	OBP Depositor LLC Trust
	Series 2010-A, 4.646%, 07/17/2045 (Acquired 08/15/2012, Cost $145,668) (b)	140,370
155,000	Ocwen Master Advance Receivables Trust
	Series 2015-AT1, 2.537%, 09/17/2046 (Acquired 09/11/2015, Cost $155,000) (a)(b)	155,058
	Springleaf Mortgage Loan Trust
86,649	Series 2013-A, 1.270%, 06/25/2058 (Acquired 04/03/2013, Cost $86,643) (a)(b)	86,515
198,502	Series 2013-A, 1.780%, 12/25/2065 (Acquired 07/03/2013, Cost $196,488) (a)(b)	198,831
155,171	Series 2013-M1, 3.520%, 12/25/2065 (Acquired 07/03/2013, Cost $149,465) (b)	156,528
295,000	Symphony CLO XIV Ltd.
	Series 2014-A2, 1.801%, 07/14/2026 (Acquired 05/06/2014, Cost $295,000) (a)(b)	293,318
223,474	Wachovia Bank Commercial Mortgage Trust
	Series 2006-A4, 5.308%, 11/15/2048	226,682
1,225,000	Wells Fargo Commercial Mortgage Trust
	Series 2015-ASB, 3.412%, 09/17/2058	1,244,234
210,000	Series 2014-A5, 3.817%, 08/17/2050	217,938
	Wells Fargo-RBS Commercial Mortgage Trust
805,000	Series 2014-A3, 3.660%, 03/15/2047	833,320
195,000	Series 2014-A5, 4.045%, 03/15/2047	206,011
250,281	Series 2014-A5, 3.995%, 05/17/2047	263,347
175,000	Series 2014-A5, 3.678%, 08/16/2047	179,758

	Total Collateralized Mortgage Obligations (Cost $21,500,313)	21,164,310

	CORPORATE OBLIGATIONS - 40.13%
	Aerospace & Defense - 0.27%
20,000	BAE Systems Holdings, Inc.
	2.850%, 12/15/2020 (Acquired 12/03/2015, Cost $19,929) (b)	19,972
	Lockheed Martin Corp.
50,000	2.500%, 11/23/2020	49,760
65,000	4.700%, 05/15/2046	66,854
540,000	Northrop Grumman Corp.
	3.850%, 04/15/2045	487,276
40,000	Raytheon Co.
	3.150%, 12/15/2024	40,125

		663,987

	Air Freight & Logistics - 0.03%
	FedEx Corp.
25,000	3.200%, 02/01/2025	24,363
50,000	4.100%, 02/01/2045	44,735

		69,098

	Auto Components - 0.28%
55,000	Delphi Automotive Plc
	3.150%, 11/19/2020	54,991
610,000	Delphi Corp.
	4.150%, 03/15/2024	615,698

		670,689

	Automobiles - 0.07%
185,000	General Motors Co.
	5.000%, 04/01/2035	173,164

	Banks - 6.45%
175,000	Abbey National Treasury Services PLC/London
	2.350%, 09/10/2019	175,320
	Bank of America Corp.
1,010,000	2.600%, 01/15/2019	1,014,025
215,000	4.100%, 07/24/2023	222,662
115,000	4.200%, 08/26/2024	114,306
350,000	4.000%, 01/22/2025	343,268
200,000	6.110%, 01/29/2037	227,643
110,000	7.750%, 05/14/2038	149,703
935,000	5.000%, 01/21/2044	979,587
200,000	Barclays Bank Plc
	3.750%, 05/15/2024	204,073
630,000	BB&T Corp.
	1.450%, 01/12/2018	626,088
220,000	BPCE SA
	5.150%, 07/21/2024 (Acquired 01/13/2014, Cost $219,593) (b)	222,229
445,000	Branch Banking & Trust Co.
	3.625%, 09/16/2025	448,869
	Citigroup, Inc.
1,345,000	4.400%, 06/10/2025	1,361,068
75,000	5.500%, 09/13/2025	81,566
370,000	4.300%, 11/20/2026	368,967
315,000	4.450%, 09/29/2027	313,615
175,000	4.650%, 07/30/2045	178,306
305,000	Deutsche Bank AG
	1.350%, 05/30/2017	303,139
315,000	Fifth Third Bancorp
	2.875%, 07/27/2020	314,985
760,000	Glitnir Bank
	6.693%, 06/15/2016 (Acquired 06/14/2006 and 06/21/2006, Cost $758,848) (a)(c)(d)	15,329
	HSBC Holdings Plc
200,000	4.250%, 08/18/2025	198,870
200,000	6.800%, 06/01/2038	249,735
150,000	HSBC USA, Inc.
	2.750%, 08/07/2020	150,149
	JPMorgan Chase & Co.
125,000	2.750%, 06/23/2020	125,634
135,000	4.250%, 10/15/2020	143,307
130,000	4.500%, 01/24/2022	140,331
70,000	3.625%, 05/13/2024	71,114
500,000	3.875%, 09/10/2024	498,281
365,000	4.250%, 10/01/2027	364,963
30,000	5.600%, 07/15/2041	34,703
180,000	5.625%, 08/16/2043	196,588
80,000	4.850%, 02/01/2044	85,495
250,000	Kaupthing Bank Hf
	7.125%, 05/19/2016 (Acquired 05/12/2006, Cost $248,680) (c)(d)	5,002
195,000	KeyCorp
	5.100%, 03/24/2021	213,370
300,000	PNC Bank NA
	2.400%, 10/18/2019	301,326
460,000	PNC Funding Corp.
	3.300%, 03/08/2022	471,349
600,000	Santander Issuances SA
	5.179%, 11/19/2025	592,037
380,000	The Huntington National Bank
	1.700%, 02/26/2018	375,967
755,000	Toronto-Dominion Bank
	2.625%, 09/10/2018	769,950
1,220,000	U.S. Bancorp
	1.950%, 11/15/2018	1,227,987

	Wells Fargo & Co.
400,000	2.150%, 01/15/2019	402,411
225,000	2.150%, 01/30/2020	223,158
100,000	2.600%, 07/22/2020	99,807
175,000	3.300%, 09/09/2024	174,289
50,000	3.550%, 09/29/2025	50,512
360,000	4.300%, 07/22/2027	368,253
326,000	5.606%, 01/15/2044	362,957
75,000	4.900%, 11/17/2045	75,847

		15,638,140

	Beverages - 0.09%
150,000	Anheuser-Busch InBev Worldwide, Inc.
	8.200%, 01/15/2039	216,619

	Biotechnology - 0.49%
	Amgen, Inc.
50,000	3.625%, 05/22/2024	50,071
200,000	4.950%, 10/01/2041	198,859
295,000	Baxalta, Inc.
	4.000%, 06/23/2025 (Acquired 06/18/2015, Cost $293,006) (b)	292,504
230,000	Celgene Corp.
	5.250%, 08/15/2043	235,866
195,000	Genzyme Corp.
	5.000%, 06/15/2020	216,126
	Gilead Sciences, Inc.
90,000	3.250%, 09/01/2022	90,702
45,000	4.600%, 09/01/2035	45,845
70,000	4.500%, 02/01/2045	68,636

		1,198,609

	Capital Markets - 3.28%
785,000	Bear Stearns Companies, Inc.
	7.250%, 02/01/2018	866,177
	Goldman Sachs Group, Inc.
720,000	5.950%, 01/18/2018	775,798
145,000	2.600%, 04/23/2020	144,044
190,000	2.750%, 09/15/2020	190,083
225,000	4.000%, 03/03/2024	231,336
250,000	3.500%, 01/23/2025	246,175
5,000	4.250%, 10/21/2025	4,972
290,000	6.750%, 10/01/2037	340,022
100,000	6.250%, 02/01/2041	119,688
115,000	5.150%, 05/22/2045	112,125
25,000	4.750%, 10/21/2045	24,933
	Morgan Stanley
250,000	5.950%, 12/28/2017	268,958
80,000	1.875%, 01/05/2018	79,961
275,000	2.500%, 01/24/2019	276,704
10,000	4.875%, 11/01/2022	10,628
885,000	3.700%, 10/23/2024	890,916
690,000	4.350%, 09/08/2026	693,724
160,000	3.950%, 04/23/2027	155,642
280,000	4.300%, 01/27/2045 (e)	268,234
255,000	State Street Corp.
	2.550%, 08/18/2020	258,342
	The Bank of New York Mellon Corp.
745,000	1.300%, 01/25/2018	738,543
760,000	2.200%, 03/04/2019	762,641
240,000	2.150%, 02/24/2020	237,535
255,000	2.450%, 11/27/2020	254,051

		7,951,232

	Chemicals - 0.92%
40,000	CF Industries, Inc.
	5.375%, 03/15/2044	34,906
445,000	Dow Chemical Co.
	4.125%, 11/15/2021	467,117
515,000	LYB International Finance BV
	4.000%, 07/15/2023	514,213
	Monsanto Co.
915,000	1.150%, 06/30/2017	908,689
370,000	4.400%, 07/15/2044	307,478

		2,232,403

	Commercial Services & Supplies - 0.26%
125,000	ERAC USA Finance LLC
	7.000%, 10/15/2037 (Acquired 10/09/2015, Cost $153,285) (b)	152,799
120,000	Republic Services, Inc.
	4.750%, 05/15/2023	130,926
355,000	Waste Management, Inc.
	2.900%, 09/15/2022	348,943

		632,668

	Communications Equipment - 0.12%
	QUALCOMM, Inc.
250,000	3.000%, 05/20/2022	247,708
55,000	4.650%, 05/20/2035	51,112

		298,820

	Construction Materials - 0.08%
200,000	CRH America, Inc.
	5.125%, 05/18/2045 (Acquired 05/12/2015, Cost $197,554) (b)	200,867

	Consumer Finance - 2.29%
	American Express Co.
275,000	3.625%, 12/05/2024	269,645
392,000	4.050%, 12/03/2042	375,791
	American Express Credit Corp.
450,000	2.375%, 03/24/2017	454,969
775,000	2.125%, 03/18/2019	775,283
500,000	Capital One Financial Corp.
	2.450%, 04/24/2019	501,299
400,000	Capital One NA
	1.650%, 02/05/2018	396,244
715,000	Caterpillar Financial Services Corp.
	1.625%, 06/01/2017	717,601
585,000	John Deere Capital Corp.
	1.300%, 03/12/2018	579,960
280,000	PACCAR Financial Corp.
	2.200%, 09/15/2019	279,010
145,000	Synchrony Financial
	2.600%, 01/15/2019	144,583
1,055,000	Toyota Motor Credit Corp.
	2.125%, 07/18/2019	1,057,429

		5,551,814

	Diversified Financial Services - 2.16%
105,000	BAT International Finance Plc
	2.750%, 06/15/2020 (Acquired 06/10/2015, Cost $104,834) (b)	105,078
380,000	Credit Suisse
	1.375%, 05/26/2017	378,282
325,000	Daimler Finance North America LLC
	2.450%, 05/18/2020 (Acquired 05/11/2015, Cost $324,363) (b)(e)	318,956
	Ford Motor Credit Co. LLC
200,000	1.461%, 03/27/2017	198,162
425,000	3.157%, 08/04/2020	423,959
	GE Capital International Funding Co.
305,000	0.964%, 04/15/2016 (Acquired 01/06/2015, Cost $303,156) (b)	305,150
206,000	4.418%, 11/15/2035 (Acquired 03/06/2012, Cost $178,835) (b)	210,637
65,000	General Electric Capital Corp.
	5.875%, 01/14/2038	79,690
	General Motors Financial Co., Inc.
405,000	3.100%, 01/15/2019	404,701
100,000	4.300%, 07/13/2025	97,156
200,000	Hutchison Whampoa International Ltd.
	1.625%, 10/31/2017 (Acquired 10/28/2014, Cost $199,540) (b)	198,495
400,000	Imperial Tobacco Finance Plc
	3.750%, 07/21/2022 (Acquired 07/16/2015 and 10/09/2015, Cost $402,790) (b)	402,167
350,000	Intercontinental Exchange, Inc.
	2.750%, 12/01/2020	350,153
585,000	National Rural Utilities Cooperative Finance Corp.
	5.450%, 04/10/2017	612,739
300,000	NCUA Guaranteed Notes
	3.000%, 06/12/2019	313,155
530,000	Shell International Finance BV
	1.625%, 11/10/2018	527,442
315,000	UBS Group Funding Jersey Ltd.
	4.125%, 09/24/2025 (Acquired 09/21/2015, Cost $314,411) (b)	315,216

		5,241,138

	Diversified Telecommunication Services - 1.37%
	AT&T, Inc.
255,000	2.450%, 06/30/2020	251,395
425,000	4.500%, 05/15/2035 (e)	394,299
235,000	4.750%, 05/15/2046	215,992
	SBA Tower Trust
210,000	3.598%, 04/15/2043 (Acquired 04/04/2013, Cost $210,000) (b)	209,626
155,000	2.898%, 10/15/2044 (Acquired 10/07/2014, Cost $155,000) (b)	151,871
	Verizon Communications, Inc.
160,000	5.150%, 09/15/2023	176,174
940,000	6.400%, 09/15/2033	1,073,875
375,000	4.272%, 01/15/2036	339,647
585,000	4.672%, 03/15/2055	509,998

		3,322,877

	Electric Utilities - 1.87%
	Consolidated Edison Company of New York, Inc.
35,000	3.300%, 12/01/2024	34,994
270,000	4.625%, 12/01/2054	266,378
960,000	Duke Energy Corp.
	3.550%, 09/15/2021	981,609
115,000	Duke Energy Indiana, Inc.
	4.900%, 07/15/2043	124,549
	Duke Energy Progress LLC
5,000	3.250%, 08/15/2025	5,041
395,000	4.150%, 12/01/2044	386,857
165,000	Edison International
	3.750%, 09/15/2017	170,285
150,000	Electricite de France SA
	4.950%, 10/13/2045 (Acquired 10/07/2015, Cost $149,628) (b)	146,201
210,000	Georgia Power Co.
	1.950%, 12/01/2018	209,556

100,000	Massachusetts Electric Co.
	5.900%, 11/15/2039 (Acquired 07/09/2013, Cost $113,926) (b)	116,660
325,000	Northeast Utilities
	2.800%, 05/01/2023	313,447
	Pacific Gas & Electric Co.
115,000	4.750%, 02/15/2044	119,967
395,000	4.250%, 03/15/2046	384,353
150,000	Progress Energy, Inc.
	3.150%, 04/01/2022	147,419
245,000	Sierra Pacific Power Co.
	3.375%, 08/15/2023	247,992
340,000	The Southern Co.
	2.150%, 09/01/2019	333,810
485,000	Union Electric Co.
	6.700%, 02/01/2019	551,353

		4,540,471

	Electrical Equipment - 0.25%
575,000	Eaton Electric Holdings LLC
	3.875%, 12/15/2020	595,390

	Energy Equipment & Services - 0.30%
	Halliburton Co.
60,000	2.700%, 11/15/2020	59,347
300,000	3.250%, 11/15/2021	299,972
365,000	3.375%, 11/15/2022	359,536

		718,855

	Food & Staples Retailing - 0.77%
	CVS Health Corp.
380,000	1.900%, 07/20/2018	380,008
305,000	2.800%, 07/20/2020	306,689
105,000	2.750%, 12/01/2022	102,462
235,000	3.875%, 07/20/2025 (e)	240,302
155,000	5.125%, 07/20/2045	163,912
500,000	Walgreens Boots Alliance, Inc.
	2.700%, 11/18/2019	499,514
	Wal-Mart Stores, Inc.
100,000	6.500%, 08/15/2037	129,413
50,000	4.300%, 04/22/2044	51,098

		1,873,398

	Food Products - 0.49%
	HJ Heinz Co.
415,000	2.000%, 07/02/2018 (Acquired 06/23/2015, Cost $414,170) (b)	413,291
40,000	2.800%, 07/02/2020 (Acquired 06/23/2015, Cost $39,909) (b)	39,938
300,000	3.500%, 07/15/2022 (Acquired 06/23/2015, Cost $299,292) (b)	302,496
350,000	5.000%, 07/15/2035 (Acquired 06/23/2015, Cost $346,672) (b)	359,685
80,000	The JM Smucker Co.
	3.500%, 03/15/2025	79,722

		1,195,132

	Health Care Equipment & Supplies - 1.06%
545,000	Baxter International, Inc.
	1.850%, 06/15/2018	542,066
	Becton Dickinson & Co.
390,000	3.125%, 11/08/2021 (e)	393,799
400,000	3.875%, 05/15/2024	405,890
	Medtronic, Inc.
115,000	2.500%, 03/15/2020	115,885
175,000	3.150%, 03/15/2022	177,059
115,000	3.500%, 03/15/2025	116,075
430,000	4.375%, 03/15/2035	435,507
135,000	St. Jude Med, Inc.
	2.800%, 09/15/2020	135,199
255,000	Zimmer Holdings, Inc.
	3.550%, 04/01/2025	248,272

		2,569,752

	Health Care Providers & Services - 1.52%
	Anthem, Inc.
150,000	5.850%, 01/15/2036	163,088
25,000	4.625%, 05/15/2042	23,695
125,000	5.100%, 01/15/2044	125,960
	Cardinal Health, Inc.
60,000	1.950%, 06/15/2018	59,879
240,000	2.400%, 11/15/2019	240,128
475,000	3.200%, 03/15/2023	469,714
125,000	Express Scripts Holding Co.
	3.125%, 05/15/2016	125,846
	Humana, Inc.
630,000	3.150%, 12/01/2022	613,352
375,000	3.850%, 10/01/2024	378,128
120,000	Laboratory Corp. of America Holdings
	2.625%, 02/01/2020	118,584
160,000	McKesson Corp.
	1.400%, 03/15/2018	158,029
	UnitedHealth Group, Inc.
125,000	1.400%, 10/15/2017	124,793
150,000	1.900%, 07/16/2018	150,506
420,000	1.625%, 03/15/2019	415,551
115,000	3.350%, 07/15/2022	117,730
105,000	3.750%, 07/15/2025	108,372
260,000	3.950%, 10/15/2042	242,580
40,000	4.750%, 07/15/2045	42,234

		3,678,169

	Hotels, Restaurants & Leisure - 0.24%
	McDonald’s Corp.
45,000	2.750%, 12/09/2020	45,021
530,000	3.700%, 01/30/2026	530,670

		575,691

	Industrial Conglomerates - 0.53%
	Danaher Corp.
80,000	2.400%, 09/15/2020	80,050
45,000	3.350%, 09/15/2025	45,739
	General Electric Co.
325,000	5.250%, 12/06/2017	347,093
25,000	4.500%, 03/11/2044	25,790
480,000	Koninklijke Philips Electronics NV
	5.750%, 03/11/2018	513,921
300,000	Pentair Finance SA
	3.150%, 09/15/2022	282,640

		1,295,233

	Insurance - 1.10%
265,000	ACE INA Holdings, Inc.
	3.350%, 05/03/2026	264,531
	American International Group, Inc.
150,000	4.125%, 02/15/2024	154,301
400,000	4.500%, 07/16/2044	371,336
605,000	CNA Financial Corp.
	7.350%, 11/15/2019	697,742
420,000	Liberty Mutual Group, Inc.
	4.250%, 06/15/2023 (Acquired 07/22/2014, Cost $433,233) (b)	427,426
	Marsh & McLennan Cos., Inc.
100,000	2.300%, 04/01/2017	100,818
110,000	4.050%, 10/15/2023	113,850
95,000	3.500%, 03/10/2025	93,707
185,000	MetLife, Inc.
	4.600%, 05/13/2046	186,677
255,000	New York Life Global Funding
	1.950%, 02/11/2020 (Acquired 02/04/2015, Cost $254,952) (b)	250,136

		2,660,524

	Internet Software & Services - 0.18%
450,000	eBay, Inc.
	1.350%, 07/15/2017	446,607

	IT Services - 0.90%
425,000	MasterCard, Inc.
	3.375%, 04/01/2024	434,792
	Visa, Inc.
805,000	1.200%, 12/14/2017	804,328
450,000	2.800%, 12/14/2022	452,275
370,000	3.150%, 12/14/2025	370,919
125,000	4.300%, 12/14/2045	127,138

		2,189,452

	Machinery - 0.59%
220,000	Cummins, Inc.
	3.650%, 10/01/2023	226,802
	Eaton Corp.
390,000	5.600%, 05/15/2018	421,820
250,000	2.750%, 11/02/2022	242,283
530,000	Stanley Black & Decker, Inc.
	2.451%, 11/17/2018	532,434

		1,423,339

	Media - 1.58%
	21st Century Fox America, Inc.
175,000	4.500%, 02/15/2021	188,521
20,000	3.700%, 10/15/2025 (Acquired 10/14/2015, Cost $19,952) (b)	19,991
100,000	6.150%, 02/15/2041	112,751
35,000	4.950%, 10/15/2045 (Acquired 10/14/2015, Cost $34,779) (b)	34,601
	CCO Safari II LLC
135,000	3.579%, 07/23/2020 (Acquired 07/09/2015, Cost $135,000) (b)	134,303
150,000	4.908%, 07/23/2025 (Acquired 07/09/2015, Cost $149,972) (b)	150,080
130,000	6.484%, 10/23/2045 (Acquired 07/09/2015 and 07/10/2015, Cost $129,971) (b)	130,554
	Comcast Corp.
780,000	5.875%, 02/15/2018	849,808
190,000	3.375%, 08/15/2025	192,581
115,000	4.750%, 03/01/2044	119,733
	Cox Communications, Inc.
50,000	3.250%, 12/15/2022 (Acquired 09/17/2015 and 10/06/2015, Cost $46,900) (b)	45,505
140,000	2.950%, 06/30/2023 (Acquired 04/24/2013, Cost $139,384) (b)	123,530
85,000	3.850%, 02/01/2025 (Acquired 12/01/2014, Cost $84,853) (b)	78,020
	DIRECTV Holdings, LLC
245,000	1.750%, 01/15/2018	244,146
285,000	6.350%, 03/15/2040	307,005
200,000	Sky PLC
	2.625%, 09/16/2019 (Acquired 06/17/2015, Cost $199,010) (b)	199,250
	Time Warner Cable, Inc.
246,000	5.850%, 05/01/2017	257,429
70,000	6.750%, 07/01/2018	76,417
50,000	5.500%, 09/01/2041	45,330
75,000	4.500%, 09/15/2042	59,064

	Time Warner, Inc.
50,000	3.600%, 07/15/2025	48,771
225,000	7.625%, 04/15/2031	279,078
110,000	6.500%, 11/15/2036	124,600

		3,821,068

	Metals & Mining - 0.49%
360,000	BHP Billiton Finance USA Ltd.
	1.625%, 02/24/2017	359,368
220,000	Nacional del Cobre de Chile Corp.
	4.500%, 09/16/2025 (Acquired 09/09/2015, Cost $216,608) (b)	207,730
	Nucor Corp.
225,000	4.125%, 09/15/2022	229,285
245,000	4.000%, 08/01/2023	237,932
180,000	Rio Tinto Finance USA Ltd.
	3.750%, 06/15/2025	163,713

		1,198,028

	Multi-Utilities - 0.98%
370,000	Delmarva Power & Light Co.
	3.500%, 11/15/2023	380,615
405,000	Dominion Resources, Inc.
	1.400%, 09/15/2017	401,008
350,000	WEC Energy Group, Inc.
	3.550%, 06/15/2025	352,655
1,175,000	Xcel Energy, Inc.
	5.613%, 04/01/2017	1,232,047

		2,366,325

	Oil & Gas - 2.36%
150,000	Anadarko Petroleum Corp.
	8.700%, 03/15/2019	170,543
55,000	BP Capital Markets Plc
	2.521%, 01/15/2020	54,852
290,000	Buckeye Partners LP
	4.875%, 02/01/2021	282,386
	Canadian Natural Resources Ltd.
595,000	3.450%, 11/15/2021	561,447
105,000	3.800%, 04/15/2024	92,857
100,000	Cenovus Energy, Inc.
	5.200%, 09/15/2043	78,532
190,000	Chevron Corp.
	1.365%, 03/02/2018	188,539
310,000	Columbia Pipeline Group, Inc.
	4.500%, 06/01/2025 (Acquired 05/19/2015, Cost $309,526) (b)	281,459
100,000	ConocoPhillips Co.
	3.350%, 11/15/2024	91,555
55,000	Continental Resources, Inc.
	5.000%, 09/15/2022	40,631
20,000	Devon Energy Corp.
	5.850%, 12/15/2025 (e)	19,487
125,000	Encana Corp.
	5.150%, 11/15/2041	83,846
	Energy Transfer Partners LP
20,000	5.200%, 02/01/2022	18,709
35,000	4.750%, 01/15/2026	29,494
180,000	Enterprise Products Operating LLC
	6.125%, 10/15/2039	164,924
	Hess Corp.
120,000	1.300%, 06/15/2017	117,461
50,000	6.000%, 01/15/2040	44,458
45,000	5.600%, 02/15/2041	38,049
595,000	Husky Energy, Inc.
	3.950%, 04/15/2022	552,280
125,000	Kerr-McGee Corp.
	6.950%, 07/01/2024	134,504
	Kinder Morgan, Inc.
75,000	6.000%, 01/15/2018 (Acquired 01/08/2015, Cost $79,563) (b)	75,655
100,000	5.050%, 02/15/2046	74,405
120,000	Marathon Oil Corp.
	2.700%, 06/01/2020	105,916
295,000	Marathon Petroleum Corp.
	3.625%, 09/15/2024	275,395
	Petroleos Mexicanos
100,000	5.750%, 03/01/2018	104,350
220,000	5.500%, 06/27/2044	166,615
	Phillips 66
415,000	2.950%, 05/01/2017	420,777
225,000	4.300%, 04/01/2022	231,795
210,000	Pioneer Natural Resources Co.
	3.450%, 01/15/2021	194,123
75,000	Regency Energy Partners LP
	5.875%, 03/01/2022	70,781
125,000	Statoil ASA
	3.950%, 05/15/2043	113,448
235,000	Suncor Energy, Inc.
	6.100%, 06/01/2018	252,898
230,000	Sunoco Logistics Partners Operations LP
	4.250%, 04/01/2024	199,256
	Williams Partners LP
250,000	3.600%, 03/15/2022	196,866
260,000	3.900%, 01/15/2025	195,727

		5,724,020

	Pharmaceuticals - 1.42%
	AbbVie, Inc.
390,000	1.750%, 11/06/2017	389,418
50,000	1.800%, 05/14/2018	49,798
285,000	2.900%, 11/06/2022	276,143
	Actavis Funding SCS
335,000	2.350%, 03/12/2018	335,527
245,000	3.000%, 03/12/2020	245,418
90,000	4.550%, 03/15/2035	87,743
	EMD Finance LLC
110,000	2.950%, 03/19/2022 (Acquired 03/16/2015, Cost $109,806) (b)	106,282
270,000	3.250%, 03/19/2025 (Acquired 10/13/2015, Cost $263,688) (b)	256,301
775,000	GlaxoSmithKline Capital Plc
	1.500%, 05/08/2017	778,421
220,000	Merck & Co., Inc.
	0.716%, 02/10/2020 (a)	218,868
	Mylan NV
55,000	3.000%, 12/15/2018 (Acquired 12/04/2015, Cost $54,931) (b)	54,917
60,000	3.750%, 12/15/2020 (Acquired 12/04/2015, Cost $59,981) (b)	60,130
	Sanofi-Aventis SA
170,000	1.250%, 04/10/2018	169,351
385,000	4.000%, 03/29/2021	412,488

		3,440,805

	Real Estate - 1.74%
	American Tower Corp.
70,000	3.400%, 02/15/2019	71,858
170,000	3.450%, 09/15/2021	171,053
60,000	5.000%, 02/15/2024	63,617
325,000	AvalonBay Communities, Inc.
	3.450%, 06/01/2025	321,546
135,000	Brandywine Operating Partnership LP
	4.100%, 10/01/2024	130,759
145,000	Duke Realty LP
	3.875%, 02/15/2021	148,011
285,000	ERP Operating LP
	3.000%, 04/15/2023	280,229
	HCP, Inc.
75,000	6.000%, 01/30/2017	78,148
40,000	4.000%, 12/01/2022	39,875
80,000	4.000%, 06/01/2025	78,264
	Health Care REIT, Inc.
390,000	4.125%, 04/01/2019	407,021
455,000	5.250%, 01/15/2022	492,771
150,000	4.000%, 06/01/2025	147,836
	Kimco Realty Corp.
190,000	3.200%, 05/01/2021	190,425
30,000	3.400%, 11/01/2022	29,762
	Liberty Property LP
130,000	5.500%, 12/15/2016	134,300
25,000	4.125%, 06/15/2022	25,319
25,000	3.375%, 06/15/2023	23,749
56,000	Realty Income Corp.
	3.250%, 10/15/2022	54,124
820,000	Simon Property Group LP
	2.200%, 02/01/2019	824,523
65,000	UDR, Inc.
	3.700%, 10/01/2020	67,213
	Ventas Realty LP
5,000	2.000%, 02/15/2018	4,978
150,000	2.700%, 04/01/2020	148,056
250,000	5.700%, 09/30/2043	275,610

		4,209,047

	Road & Rail - 0.81%
	Burlington Northern Santa Fe LLC
255,000	3.650%, 09/01/2025	258,889
425,000	7.950%, 08/15/2030	591,534
175,000	CSX Corp.
	6.150%, 05/01/2037	204,318
170,000	Kansas City Southern
	3.000%, 05/15/2023 (Acquired 11/21/2014, Cost $164,195) (b)	161,132
335,000	Penske Truck Leasing Co., LP
	4.875%, 07/11/2022 (Acquired 07/16/2013 and 10/14/2015, Cost $354,183) (b)	348,917
220,000	Ryder Systems, Inc.
	2.450%, 09/03/2019	216,919
200,000	Union Pacific Corp.
	3.375%, 02/01/2035	181,002

		1,962,711

	Semiconductor & Semiconductor Equipment - 0.47%
120,000	Altera Corp.
	2.500%, 11/15/2018	121,063
260,000	Analog Devices, Inc.
	3.900%, 12/15/2025	262,801
	Intel Corp.
400,000	3.300%, 10/01/2021	414,652
105,000	4.900%, 07/29/2045	111,244
225,000	TSMC Global Ltd.
	1.625%, 04/03/2018 (Acquired 03/27/2013, Cost $224,849) (b)	220,649

		1,130,409

	Software - 0.85%
	Microsoft Corp.
140,000	2.375%, 02/12/2022	138,304
100,000	2.650%, 11/03/2022	99,992
585,000	4.450%, 11/03/2045	604,761
	Oracle Corp.
520,000	2.250%, 10/08/2019	525,710
40,000	2.800%, 07/08/2021	40,547
600,000	4.300%, 07/08/2034	598,020
70,000	3.900%, 05/15/2035	65,763

		2,073,097

	Specialty Retail - 0.40%
145,000	AutoZone, Inc.
	4.000%, 11/15/2020	152,423
	Home Depot, Inc.
245,000	2.700%, 04/01/2023	243,377
265,000	3.350%, 09/15/2025	271,121
135,000	5.875%, 12/16/2036	164,862
20,000	4.250%, 04/01/2046	20,498
	Lowe’s Cos., Inc.
85,000	3.375%, 09/15/2025	86,404
30,000	4.375%, 09/15/2045	30,910

		969,595

	Technology Hardware, Storage & Peripherals - 0.58%
	Apple, Inc.
930,000	2.400%, 05/03/2023	907,067
150,000	3.450%, 02/09/2045	129,480
	Hewlett-Packard Co.
180,000	2.450%, 10/05/2017 (Acquired 09/30/2015, Cost $179,899) (b)	179,924
180,000	2.850%, 10/05/2018 (Acquired 09/30/2015, Cost $179,770) (b)	180,017

		1,396,488

	Thrifts & Mortgage Finance - 0.03%
60,000	Santander Holdings USA, Inc.
	4.625%, 04/19/2016	60,531

	Tobacco - 0.18%
125,000	Altria Group, Inc.
	4.250%, 08/09/2042	115,133
	Reynolds American, Inc.
150,000	2.300%, 06/12/2018	151,031
160,000	5.850%, 08/15/2045 (e)	178,532

		444,696

	Wireless Telecommunication Services - 0.28%
680,000	Rogers Communications, Inc.
	5.000%, 03/15/2044	687,162

	Total Corporate Obligations (Cost $98,357,374)	97,308,120

	FOREIGN GOVERNMENT DEBT OBLIGATIONS - 0.06%
96,000	Mexico Government International Bond
	4.750%, 03/08/2044	87,696
65,000	Peruvian Government International Bond
	4.125%, 08/25/2027	64,025

	Total Foreign Government Debt Obligations (Cost $136,569)	151,721

	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 34.75%
	Federal Home Loan Mortgage Corp.
158,327	Series NV, 5.000%, 03/15/2018	163,421
800,000	Series A2, 2.699%, 05/25/2018	817,849
2,829	Pool #E9-9763 4.500%, 09/01/2018	2,923
2,455	Pool #E9-9764 4.500%, 09/01/2018	2,536
600,000	Series A2, 2.303%, 09/25/2018 (a)	609,076
900,000	Series A2, 2.323%, 10/25/2018	913,589
600,000	Series A2, 2.086%, 03/25/2019	604,338
140,940	Series 2013-M1, 3.822%, 07/25/2023 (a)	144,547
81,614	Pool #D9-6291 4.500%, 09/01/2023	87,928
198,385	Pool #G1-3624 5.000%, 08/01/2024	214,334
248,908	Series 2014-M2, 2.822%, 08/26/2024 (a)	251,642
500,000	Series 2014-M2, 2.922%, 08/26/2024 (a)	504,762
500,000	Series 2014-M2, 2.822%, 10/25/2024 (a)	501,621
500,000	Series 2014-M2, 3.072%, 10/25/2024 (a)	507,009
250,000	Series 2015-M2, 2.622%, 03/25/2025 (a)	249,479
260,000	Series 2015-M2, 2.272%, 10/25/2027 (a)	256,014
250,000	Series 2015-DNA2, 3.022%, 12/27/2027 (a)	248,828
255,000	Series 2015-M2, 3.072%, 03/27/2028 (a)	252,493
250,000	Series 2015-DNA3, 3.272%, 04/25/2028 (a)	249,785
288,222	Series ZA, 6.500%, 06/15/2031	331,213
141,456	Series ZC, 6.500%, 07/15/2031	164,631
246,367	Pool #78-0447 2.497%, 04/01/2033 (a)	260,603
1,529,102	Pool #U8-9032 3.000%, 07/01/2033	1,560,311
188	Pool #A4-3129 5.500%, 02/01/2036	211
1,300,000	Pool #TBA 4.000%, 01/15/2041 (f)	1,373,404
2,000,000	Pool #TBA 3.500%, 01/15/2042 (f)	2,058,926
976,821	Pool #C0-3815 3.500%, 03/01/2042	1,007,680
787,033	Pool #U9-0688 4.000%, 05/01/2042	838,155

1,755,715	Pool #Q0-9949 3.000%, 08/01/2042	1,755,180
1,585,080	Pool #G0-8635 3.000%, 04/01/2045	1,584,250
	Federal National Mortgage Association
771	Pool #685505 5.000%, 05/01/2018	801
782	Pool #705709 5.000%, 05/01/2018	811
139,006	Series 2013-M1, 2.422%, 10/25/2023 (a)	140,064
156,975	Series 2014-M1, 2.022%, 01/25/2024 (a)	157,265
306,520	Series 2014-2M1, 1.372%, 05/28/2024 (a)	304,772
107,439	Series 2014-1M1, 1.622%, 07/25/2024 (a)	107,075
94,906	Series 2014-1M1, 2.372%, 11/25/2024 (a)	95,395
87,446	Series 2014-2M1, 2.522%, 11/25/2024 (a)	87,993
37,214	Series 2015-2M1, 1.922%, 02/25/2025 (a)	37,236
1,055,520	Pool #AI4868 4.000%, 06/01/2026	1,120,214
909,367	Pool #AJ8325 3.000%, 12/01/2026	941,966
305,000	Pool #AM8035 2.660%, 03/01/2027	291,915
310,000	Pool #AM8036 2.660%, 03/01/2027	296,700
142,000	Pool #AM8141 2.780%, 03/01/2027	138,522
245,000	Pool #AM9024 2.970%, 06/01/2027	242,852
1,018,860	Pool #AB5907 3.000%, 08/01/2027	1,055,645
1,246,123	Pool #AQ5095 3.000%, 11/01/2027	1,291,025
746,152	Pool #AL2877 3.500%, 01/01/2028	783,675
300,000	Pool #TBA 2.500%, 01/15/2028 (f)	302,395
78,235	Pool #544859 2.414%, 08/01/2029 (a)	79,388
279,000	Pool #AM8958 2.970%, 06/01/2030	267,643
203,276	Pool #786848 7.000%, 10/01/2031	235,678
7,238	Pool #727181 5.000%, 08/01/2033	8,070
3,303	Pool #730727 5.000%, 08/01/2033	3,683
941	Pool #741862 5.500%, 09/01/2033	1,057
1,354	Pool #766197 5.500%, 02/01/2034	1,525
226	Pool #776974 5.500%, 04/01/2034	255
207,002	Pool #888504 2.312%, 04/01/2034 (a)	218,902
503,965	Pool #MA1870 4.500%, 04/01/2034	547,903
9,354	Pool #775776 5.500%, 05/01/2034	10,550
214,041	Pool #802783 2.451%, 10/01/2034 (a)	226,264
1,508,706	Pool #AL6270 3.500%, 10/01/2034	1,580,427
8,370	Pool #781629 5.500%, 12/01/2034	9,432
9,494	Pool #822815 5.500%, 04/01/2035	10,705
7,979	Pool #357850 5.500%, 07/01/2035	9,004
6,234	Pool #820242 5.000%, 07/01/2035	6,948
1,524	Pool #838452 5.500%, 09/01/2035	1,716
8,246	Pool #865854 6.000%, 03/01/2036	9,413
12,612	Pool #891474 6.000%, 04/01/2036	14,397
11,413	Pool #906000 6.000%, 01/01/2037	12,929
108	Pool #928062 5.500%, 02/01/2037	122
203	Pool #899119 5.500%, 04/01/2037	229
63	Pool #938488 5.500%, 05/01/2037	70
253	Pool #970131 5.500%, 03/01/2038	282
225	Pool #981313 5.500%, 06/01/2038	252
235	Pool #985108 5.500%, 07/01/2038	264
86	Pool #964930 5.500%, 08/01/2038	96
166	Pool #987032 5.500%, 08/01/2038	187
254	Pool #968371 5.500%, 09/01/2038	286
68	Pool #993050 5.500%, 12/01/2038	76
35,407	Pool #993579 4.000%, 05/01/2039	37,496
7,837	Pool #AA5840 4.000%, 06/01/2039	8,299
100,847	Pool #AA7670 4.500%, 06/01/2039	109,087
88,778	Pool #AA8715 4.000%, 06/01/2039	95,077
10,833	Pool #AA9133 4.500%, 08/01/2039	11,890
22,758	Pool #AC2861 4.500%, 08/01/2039	24,977
50,637	Pool #AC6121 4.500%, 11/01/2039	55,573
8,964	Pool #AC8372 4.500%, 12/01/2039	9,686
337,834	Pool #AD0586 4.500%, 12/01/2039	370,787
400,000	Pool #TBA 4.500%, 01/15/2040 (f)	432,012
284,553	Pool #AD5574 5.000%, 04/01/2040	313,630
973,824	Pool #AD4062 5.000%, 05/01/2040	1,074,904
931,108	Pool #AD6929 5.000%, 06/01/2040	1,030,376
57,853	Pool #AD7793 4.500%, 07/01/2040	62,611
20,543	Pool #AD9896 4.000%, 08/01/2040	21,802
631,120	Pool #AE0217 4.500%, 08/01/2040	683,435
25,757	Pool #AB1500 4.000%, 09/01/2040	27,332
22,239	Pool #AD9856 4.000%, 09/01/2040	23,599
17,219	Pool #AE2559 4.000%, 09/01/2040	18,252
5,667	Pool #AE2562 4.000%, 09/01/2040	6,001
7,643	Pool #AE2566 4.000%, 09/01/2040	8,108
51,703	Pool #AE4124 4.000%, 10/01/2040	54,862
28,924	Pool #AE4888 4.000%, 10/01/2040	30,700
39,117	Pool #AE3916 4.000%, 11/01/2040	41,509
5,420	Pool #AE5147 4.000%, 11/01/2040	5,752
66,147	Pool #AE8715 4.000%, 11/01/2040	70,208
667,720	Pool #AE0698 4.500%, 12/01/2040	722,934
7,249	Pool #AH0006 4.000%, 12/01/2040	7,694
21,322	Pool #AH0020 4.000%, 12/01/2040	22,630
43,694	Pool #AH0599 4.000%, 12/01/2040	46,376
15,636	Pool #AH0601 4.000%, 12/01/2040	16,574
27,836	Pool #AH1263 4.000%, 01/01/2041	29,534
116,987	Pool #AL5233 4.000%, 01/01/2041	123,890
5,771,000	Pool #TBA 3.500%, 01/15/2041 (f)	5,954,525

8,933	Pool #AH4659 4.000%, 02/01/2041	9,482
129,224	Pool #AH5653 4.000%, 02/01/2041	137,126
201,971	Pool #AL0934 5.000%, 02/01/2041	223,042
1,017,638	Pool #AB2537 5.000%, 03/01/2041	1,123,921
319,465	Pool #AD1889 4.500%, 03/01/2041	345,405
14,519	Pool #AH6150 4.000%, 03/01/2041	15,407
158,903	Pool #AL0215 4.500%, 04/01/2041	172,037
150,985	Pool #AL0187 5.000%, 05/01/2041	166,637
1,812,272	Pool #AL0208 4.500%, 05/01/2041	1,962,097
24,878	Pool #AL0456 5.000%, 06/01/2041	27,460
882,032	Pool #AB3395 4.500%, 08/01/2041	954,245
118,512	Pool #AI8842 4.500%, 08/01/2041	128,216
35,302	Pool #AJ1080 4.500%, 09/01/2041	38,202
49,244	Pool #AL0815 4.000%, 09/01/2041	52,756
16,401	Pool #AJ1562 4.000%, 10/01/2041	17,571
18,042	Pool #AJ1972 4.000%, 10/01/2041	19,327
1,679,818	Pool #AJ2212 4.500%, 10/01/2041	1,828,535
31,476	Pool #AJ3146 4.500%, 10/01/2041	34,065
26,296	Pool #AJ4756 4.000%, 10/01/2041	28,171
985,565	Pool #AB3876 4.000%, 11/01/2041	1,045,900
21,877	Pool #AJ3330 4.000%, 11/01/2041	23,437
23,467	Pool #AJ4549 4.000%, 11/01/2041	25,141
16,931	Pool #AJ4698 4.000%, 11/01/2041	18,138
36,603	Pool #AJ5424 4.000%, 11/01/2041	39,214
16,700	Pool #AJ7840 4.000%, 11/01/2041	17,889
22,357	Pool #AB3995 4.000%, 12/01/2041	23,951
21,628	Pool #AI0848 4.000%, 12/01/2041	23,170
21,095	Pool #AJ4187 4.000%, 12/01/2041	22,599
25,300	Pool #AJ5736 4.000%, 12/01/2041	27,105
17,148	Pool #AJ5968 4.000%, 12/01/2041	18,179
29,697	Pool #AJ6061 4.000%, 12/01/2041	31,815
18,848	Pool #AJ7868 4.000%, 12/01/2041	20,192
39,547	Pool #AJ8104 4.000%, 12/01/2041	42,367
23,590	Pool #AJ8109 4.000%, 12/01/2041	25,273
17,710	Pool #AJ8171 4.000%, 12/01/2041	18,973
28,524	Pool #AJ8341 4.000%, 12/01/2041	30,559
44,389	Pool #AJ8436 4.000%, 12/01/2041	47,553
19,629	Pool #AJ8912 4.000%, 12/01/2041	21,029
23,498	Pool #AJ9248 4.000%, 12/01/2041	25,174
28,266	Pool #AJ2446 4.000%, 01/01/2042	29,998
27,687	Pool #AJ7538 4.000%, 01/01/2042	29,662
10,779	Pool #AJ8001 4.000%, 01/01/2042	11,426
26,790	Pool #AJ8369 4.000%, 01/01/2042	28,701
25,866	Pool #AJ9162 4.000%, 01/01/2042	27,711
139,936	Pool #AJ9330 4.000%, 01/01/2042	149,897
16,580	Pool #AJ9779 4.000%, 01/01/2042	17,641
23,293	Pool #AK0170 4.000%, 01/01/2042	24,956
48,931	Pool #AK0543 4.000%, 01/01/2042	52,421
18,720	Pool #AK0563 4.000%, 01/01/2042	20,055
41,053	Pool #AK1827 4.000%, 01/01/2042	43,978
657,964	Pool #AL2752 5.000%, 03/01/2042	728,913
143,666	Pool #AB5529 4.000%, 07/01/2042	153,005
268,058	Pool #AB6228 3.500%, 09/01/2042	277,148
219,331	Pool #AL3896 4.500%, 01/01/2043	237,977
505,550	Pool #AQ9316 2.500%, 01/01/2043	488,701
1,820,920	Pool #AQ9345 3.500%, 01/01/2043	1,882,089
1,200,000	Pool #TBA 3.000%, 01/15/2043 (f)	1,200,105
1,482,877	Pool #AT2720 3.000%, 05/01/2043	1,489,996
1,102,291	Pool #AT5900 3.000%, 06/01/2043	1,105,023
595,109	Pool #AU1625 3.500%, 07/01/2043	615,884
1,602,358	Pool #AS3135 3.500%, 08/01/2044	1,655,290
1,425,842	Pool #AY1363 4.000%, 04/01/2045	1,511,275
2,467,850	Pool #AS5469 4.000%, 07/01/2045	2,620,280
2,010,262	Pool #AZ0832 4.000%, 07/01/2045	2,132,571
	Government National Mortgage Association
13,756	Pool #614436 5.000%, 08/15/2033	15,080
51,209	Pool #736686 5.000%, 02/15/2039	56,146
994,700	Pool #723248 5.000%, 10/15/2039	1,114,444
215,429	Pool #782916 5.500%, 02/15/2040	240,201
589,559	Pool #733724 4.500%, 06/15/2040	644,997
822,946	Pool #752599 4.000%, 10/20/2040	885,210
1,256,107	Pool #752631 4.500%, 10/20/2040	1,362,093
1,100,000	Pool #TBA 3.500%, 01/15/2041 (f)	1,144,493
1,185,594	Pool #783403 3.500%, 09/15/2041	1,235,224
1,600,000	Pool #TBA 3.500%, 01/15/2043 (f)	1,668,063
500,000	Pool #TBA 3.000%, 01/15/2043 (f)	506,817
1,763,982	Pool #AD8801 3.500%, 03/15/2043	1,843,343
1,575,464	Pool #AL9364 3.500%, 03/20/2045	1,647,827
1,416,303	Pool #MA2681M 5.000%, 03/20/2045	1,541,984
716,436	Pool #MA2892 3.500%, 06/20/2045	748,177
590,659	Pool #MA2960M 3.000%, 07/20/2045	599,656
1,605,559	Pool #MA2962M 4.000%, 07/20/2045	1,707,584
2,089,727	Pool #MA3106M 4.000%, 09/20/2045	2,223,340

	Total Mortgage Backed Securities - U.S. Government Agency (Cost $83,261,534)	84,273,676

	MUNICIPAL DEBT OBLIGATIONS - 0.63%
	California, GO,
200,000	7.550%, 04/01/2039	290,702
175,000	7.350%, 11/01/2039	248,054
125,000	7.600%, 11/01/2040	185,656
160,000	Chicago Transit Authority Sales & Transfer Tax Receipts, Series B, Revenue Bond,
	6.899%, 12/01/2040	186,115
305,000	Illinois, GO,
	5.100%, 06/01/2033	288,728
70,000	New Jersey State Turnpike Authority, Series F, Revenue Bond,
	7.414%, 01/01/2040	99,488
205,000	University of California, Refunding, Revenue Bond,
	4.601%, 05/15/2031	218,712

	Total Municipal Debt Obligations (Cost $1,506,942)	1,517,455

	U.S. TREASURY OBLIGATIONS - 9.69%
	U.S. Treasury Bonds - 5.08%
3,746,171	0.125%, 07/15/2024 (g)	3,562,107
732,139	0.375%, 07/15/2025 (g)	709,393
7,780,000	3.125%, 11/15/2041 (e)	8,040,599
	U.S. Treasury Notes - 4.61%
3,670,000	1.375%, 09/30/2020	3,606,993
1,190,000	2.000%, 11/15/2021	1,193,743
1,110,000	2.000%, 02/15/2022	1,112,254
5,220,000	2.375%, 08/15/2024	5,275,259

	Total U.S. Treasury Obligations (Cost $23,628,971)	23,500,348

Number of Shares
	SHORT TERM INVESTMENTS - 0.77%
	Money Market Funds - 0.77%
1,858,141	Federated Prime Obligations Fund Effective Yield, 0.27% (h)	1,858,141

	Total Short Term Investments (Cost $1,858,141)	1,858,141

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 0.64%
	Money Market Funds - 0.64%
1,556,825	Mount Vernon Prime Portfolio Effective Yield, 0.47% (h)	1,556,825

	Total Investments Purchased as Securities Lending Collateral (Cost $1,556,825)	1,556,825

	Total Investments (Cost $258,022,420) - 106.14%	257,375,708
	Liabilities in Excess of Other Assets - (6.14)%	(14,882,392)

	TOTAL NET ASSETS - 100.00%	$242,493,316

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

(a)	Variable Rate Security. The rate shown is the rate in effect on December 31, 2015.
(b)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $25,947,194, which represents 10.70% of total net assets.
(c)	Non-income producing. Item identified as in default as to payment of interest.
(d)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as illiquid securities according to the Fund’s liquidity guidelines. The value of these securities total $20,331, which represents 0.01% of total net assets.
(e)	All or portion of this security is on loan.
(f)	Security purchased on a when-issued basis. On December 31, 2015, the total value of investments purchased on a when-issued basis was $14,640,740 or 6.04% of total net assets.
(g)	Represents a U.S. Treasury Inflation Protected Security.
(h)	Seven-day yield as of December 31, 2015.
(i)	Completely or partially assigned as collateral for certain swap contracts.

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows*:

Cost of investments	$258,022,420

Gross unrealized appreciation	2,803,476
Gross unrealized depreciation	(3,450,188)

Net unrealized depreciation	($646,712)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Schedule of Open Futures Contracts

December 31, 2015 (Unaudited)

Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
Eurodollar 90 Day Futures	16	3,950,800	Dec-16	($6,007)
Eurodollar 90 Day Futures	(16)	(3,929,000)	Dec-17	8,116
U.S. Treasury 2 - Year Note Futures	12	2,606,813	Mar-16	(2,795)
U.S. Treasury 5 - Year Note Futures	128	15,145,000	Mar-16	(38,088)
U.S. Treasury 10 - Year Note Futures	(108)	(13,597,875)	Mar-16	39,100
U.S. Treasury Long Bond Futures	(13)	(1,998,750)	Mar-16	(2,306)
U.S. Treasury Ultra Bond Futures	30	4,760,625	Mar-16	27,795

				$25,815

Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection(1)

December 31, 2015 (Unaudited)

Reference Obligation	Implied Credit Spread at December 31, 2015(2)	Fixed Pay Rate	Maturity Date	Clearing Agent	Notional Amount(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.25 Index	0.88%	1.000%	12/20/2020	Morgan Stanley	11,572,000	($62,370)	($70,632)	$8,262

						($62,370)	($70,632)	$8,262

Over-the-Counter Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Pay Rate	Maturity Date	Counterparty	Notional Amount	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Receive	3-MO-USD-LIBOR	2.500%	12/16/2025	Morgan Stanley	4,395,000	($129,506)	($192,084)	$62,578

						($129,506)	($192,084)	$62,578

1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues, corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
3)	The maximum potential amount the Fund could be required to pay as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

GuideMark® Tax-Exempt Fixed Income Fund

Schedule of Investments

December 31, 2015 (Unaudited)

Principal Amount		Value
	MUNICIPAL DEBT OBLIGATIONS - 98.06%
	Arizona - 3.11%
$590,000	Arizona University System Board of Regents, Series A, Refunding, Revenue Bond,
	5.000%, 07/01/2028	$691,291
450,000	Phoenix Civic Improvement Wastewater System, Refunding, Revenue Bond, NATL-RE Insured,
	5.000%, 07/01/2020	478,211
500,000	Salt River Project, Series A, Revenue Bond,
	5.000%, 01/01/2021	540,675

		1,710,177

	Arkansas - 0.97%
500,000	University of Arkansas, Series A, Revenue Bond,
	4.125%, 11/01/2030	535,335

	California - 12.12%
1,000,000	California, GO,
	6.500%, 04/01/2033	1,172,940
500,000	California, Refunding, GO,
	5.000%, 11/01/2043	580,940
285,000	California Economic Recovery Bonds, Series A, Prerefunded, GO,
	5.250%, 07/01/2021	326,185
160,000	California Economic Recovery Bonds, Series A, Refunding, GO,
	5.250%, 07/01/2021	183,122
200,000	California Municipal Finance Authority, Mobile Home Park, Series A, Refunding, Revenue Bond,
	6.400%, 08/15/2045	217,988
500,000	California State University, Series A, Refunding, Revenue Bond,
	5.000%, 11/01/2031	598,370
200,000	California Statewide Community Development Authority, Refunding, Revenue Bond,
	6.125%, 07/01/2046	208,248
160,000	California Statewide Community Development Authority, Series A, Revenue Bond,
	6.125%, 11/01/2033	174,435
500,000	California Statewide Community Development Authority, Series A, Revenue Bond, CMI Insured,
	5.000%, 08/01/2034	582,455
100,000	Golden State Tobacco Securitization Corp., Series A, Revenue Bond,
	4.000%, 06/01/2031	105,700
1,000,000	Los Angeles Department of Airports, Series A, Refunding, Revenue Bond,
	5.250%, 05/15/2029	1,135,380
500,000	San Mateo Joint Powers Financing Authority, Series A, Refunding, Revenue Bond,
	5.250%, 07/15/2025	569,190
250,000	Southern California Public Power Authority, Revenue Bond,
	5.250%, 07/01/2028	292,868
250,000	Southern California Water Replenishment District, Refunding, Revenue Bond,
	5.000%, 08/01/2041	294,050
200,000	University of California, Series G, Refunding, Revenue Bond,
	5.000%, 05/15/2037	229,980

		6,671,851

	Colorado - 4.59%
350,000	Castle Pines North Metropolitan District, Refunding, Revenue Bond,
	4.000%, 12/01/2044	352,923
130,000	Colorado Health Facilities Authority, Revenue Bond,
	8.000%, 08/01/2043	150,575
125,000	Colorado Health Facilities Authority, Series A, Revenue Bond,
	5.750%, 02/01/2044	138,141
160,000	E-470 Public Highway Authority, Series A, Refunding, Revenue Bond,
	5.000%, 09/01/2020	184,373
700,000	Regional Transportation District, Revenue Bond,
	6.000%, 01/15/2026	791,399
750,000	Regional Transportation District, Series A, Revenue Bond,
	5.000%, 11/01/2027	907,635

		2,525,046

	Connecticut - 1.00%
500,000	Connecticut Health & Educational Facilities Authority, Series A, Refunding, Revenue Bond,
	5.000%, 07/01/2025	549,765

	Florida - 2.23%
300,000	Brevard County Health Facilities Authority, Prerefunded, Revenue Bond,
	7.000%, 04/01/2039	355,374
225,000	Miami-Dade County Educational Facilities, Series A, Refunding, Revenue Bond,
	5.000%, 04/01/2040	254,270
500,000	Miami-Dade County Health Facilities, Series A, Refunding, Revenue Bond,
	5.250%, 08/01/2021	555,070
10,000	Palm Beach County Health Facilities Authority, Revenue Bond,
	7.250%, 06/01/2034	11,893
40,000	Palm Beach County Health Facilities Authority, Series A, Refunding, Revenue Bond,
	7.500%, 06/01/2049	48,037

		1,224,644

	Georgia - 1.77%
300,000	Atlanta Water & Wastewater, Refunding, Revenue Bond,
	5.000%, 11/01/2040	346,869
350,000	Atlanta Water & Wastewater, Series A, Refunding, Revenue Bond,
	6.250%, 11/01/2039	416,216
200,000	Marietta Development Authority, Revenue Bond,
	7.000%, 06/15/2039	209,640

		972,725

	Hawaii - 1.55%
250,000	Hawaii, Series A, Revenue Bond,
	5.000%, 01/01/2033	296,263
85,000	Hawaii, Series DJ, Prerefunded, GO, AMBAC Insured,
	5.000%, 04/01/2024	89,565
400,000	Hawaii, Series DZ, GO,
	5.000%, 12/01/2030	469,900

		855,728

	Illinois - 3.30%
150,000	Chicago O’Hare Internation Airport, Series B, Refunding, Revenue Bond,
	5.000%, 01/01/2030	173,349
150,000	Chicago O’Hare International Airport, Series D, Refunding, Revenue Bond,
	5.250%, 01/01/2030	175,243
225,000	Illinois Finance Authority, Revenue Bond,
	7.000%, 08/15/2044	270,326
40,000	Illinois Metropolitan Pier and Exposition Authority, Series B, Prerefunded, Revenue Bond,
	5.000%, 06/15/2023	48,320
210,000	Illinois Metropolitan Pier and Exposition Authority, Series B, Unrefunded, Revenue Bond,
	5.000%, 06/15/2023	238,512
200,000	Illinois State Toll Highway Authority, Series D, Refunding, Revenue Bond,
	5.000%, 01/01/2025	243,612
500,000	Railsplitter Tobacco Settlement Authority, Revenue Bond,
	6.250%, 06/01/2024	510,970
120,000	Southwestern Illinois Development Authority Health Care Facilities, Refunding, Revenue Bond,
	7.125%, 11/01/2043	157,002

		1,817,334

	Indiana - 2.08%
500,000	Fishers Industry Redevelopment District, Revenue Bond,
	5.250%, 07/15/2034	569,190
250,000	Indiana Municipal Power Agency, Series A, Refunding, Revenue Bond,
	5.250%, 01/01/2032	289,643
125,000	Shoals Exempt Facilities, Revenue Bond,
	7.250%, 11/01/2043	144,055
115,000	Valparaiso Exempt Facilities, Revenue Bond,
	7.000%, 01/01/2044	140,409

		1,143,297

	Kansas - 2.49%
500,000	Kansas Department of Transportation Highway Revenue, Series A, Revenue Bond,
	5.000%, 09/01/2029	603,620
250,000	Kansas Department of Transportation Highway Revenue, Series B, Revenue Bond,
	5.000%, 09/01/2029	308,612
350,000	Kansas Development Finance Authority, Series A, Revenue Bond,
	5.000%, 05/01/2026	411,254
65,000	Wyandotte County/Kansas City Unified Government, Series B, Refunding, Revenue Bond,
	5.503%, 06/01/2021 (a)	48,407

		1,371,893

	Kentucky - 0.19%
100,000	Kentucky Public Transportation Infrastructure Authority, Series A, Revenue Bond,
	5.000%, 07/01/2017	105,550

	Louisiana - 1.93%
600,000	Louisiana Citizens Property, Revenue Bond, AGM Insured,
	6.750%, 06/01/2026	674,664
200,000	Louisiana Highway Improvement, Series A, Revenue Bond,
	5.000%, 06/15/2029	237,836
125,000	Louisiana Public Facilities Authority, Series A, Revenue Bond,
	8.375%, 12/15/2043	147,866

		1,060,366

	Maryland - 3.80%
200,000	Anne Arundel County, Tax Allocation,
	6.100%, 07/01/2040	212,000
250,000	Baltimore County Metroplitan District, Refunding, GO,
	5.000%, 08/01/2025	316,515
400,000	Maryland Department of Transportation, Revenue Bond,
	5.000%, 02/15/2026	465,596
400,000	Maryland Student Housing Economic Development, Revenue Bond,
	5.750%, 06/01/2033	433,340
365,000	Montgomery County, Series A, Refunding, GO,
	5.000%, 11/01/2028	447,497
200,000	Westminster Project Revenue, Lutheran Village at Miller’s Grant, Series A, Revenue Bond,
	6.000%, 07/01/2034	217,146

		2,092,094

	Massachusetts - 2.58%
785,000	Massachusetts Health & Educational Facilities Authority, Series A, Refunding, Revenue Bond,
	5.500%, 11/15/2036	884,522
500,000	Massachusetts Health & Educational Facilities Authority, Series B, Revenue Bond,
	5.000%, 10/01/2038	534,960

		1,419,482

	Michigan - 0.22%
100,000	Grand Valley State University, Series B, Refunding, Revenue Bond,
	5.000%, 12/01/2024	121,712

	Minnesota - 2.93%
250,000	Minnesota, Series F, Refunding, GO,
	5.000%, 10/01/2022	304,783
160,000	Minneapolis-St. Paul Metropolitan Airports Commission, Series A, Refunding, Revenue Bond,
	5.000%, 01/01/2030	184,662
150,000	Rochester Health Care & Housing Facility, Series A, Refunding, Revenue Bond,
	6.875%, 12/01/2048	172,710
560,000	Rochester Health Care Facilities Mayo Clinic, Series C, Revenue Bond,
	4.500%, 11/15/2038 (b)	646,055
250,000	Southern Minnesota Municipal Power Agency, Series A, Refunding, Revenue Bond,
	5.000%, 01/01/2025	306,108

		1,614,318

	Missouri - 1.74%
500,000	Missouri Health & Educational Facilities Authority, Series A, Revenue Bond,
	5.375%, 03/15/2039	545,010
350,000	St. Louis Airport, Revenue Bond,
	6.625%, 07/01/2034	410,442

		955,452

	Nebraska - 1.33%
130,000	Douglas County Hospital Authority No. 3, Refunding, Revenue Bond,
	5.000%, 11/01/2024	152,430
500,000	Omaha Public Power Distributors, Series B, Revenue Bond,
	5.000%, 02/01/2027	578,760

		731,190

	New Hampshire - 0.24%
120,000	New Hampshire Health & Educational Facilities Authority, Refunding, Revenue Bond,
	5.000%, 07/01/2027	131,383

	New Jersey - 2.57%
150,000	New Jersey Economic Development Authority, Refunding, Revenue Bond,
	5.250%, 06/15/2030	161,562
90,000	New Jersey Economic Development Authority, Series B, Revenue Bond,
	5.625%, 11/15/2030	100,948
500,000	New Jersey Turnpike Authority, Series A, Revenue Bond,
	5.000%, 01/01/2032	582,570
300,000	New Jersey Turnpike Authority, Series B, Refunding, Revenue Bond,
	5.000%, 01/01/2022	355,182
255,000	Tobacco Settlement Financing Corp., Series 1A, Refunding, Revenue Bond,
	5.000%, 06/01/2041	211,849

		1,412,111

	New York - 10.56%
325,000	Brooklyn Arena Local Development Corp., Revenue Bond,
	6.500%, 07/15/2030	381,287
100,000	Nassau County Tobacco Settlement Corp., Series A-2, Revenue Bond,
	5.250%, 06/01/2026 (b)	100,487
200,000	New York, Series E, GO,
	4.000%, 12/15/2027	222,066
900,000	New York City, GO,
	5.375%, 04/01/2036	1,002,789
250,000	New York City, Series F, Refunding, GO,
	5.000%, 08/01/2025	297,222
40,000	New York City Industrial Development Agency, Series A, Refunding, Revenue Bond,
	5.000%, 07/01/2022	45,035
250,000	New York City Municipal Water Finance Authority, Series BB, Refunding, Revenue Bond,
	5.000%, 06/15/2046	283,477
	New York City Transitional Finance Authority, Series A-1, Revenue Bond,
470,000	5.000%, 08/01/2031	558,529
500,000	5.000%, 11/01/2042	569,965
325,000	New York Dormitory Authority, Revenue Bond,
	6.125%, 12/01/2029	356,112
250,000	New York Dormitory Authority, Series B, Refunding, Revenue Bond,
	5.000%, 07/01/2038	285,118
500,000	New York Environmental Facilities Corporation, Revenue Bond,
	5.500%, 10/15/2027	663,695
500,000	New York Environmental Facilities Corporation, Series A, Revenue Bond,
	5.000%, 06/15/2034	559,020
195,000	Niagara Tobacco Asset Securitization Corporation, Asset Backed Bonds, Refunding, Revenue Bond,
	4.000%, 05/15/2029	195,269
250,000	Port Authority of New York and New Jersey, Series 194, Refunding, Revenue Bond,
	5.000%, 10/15/2041	291,158

		5,811,229

	North Carolina - 1.92%
115,000	Gaston County Industrial Facilities & Pollution Control Financing Authority, Revenue Bond,
	5.750%, 08/01/2035	114,993
500,000	North Carolina Capital Facilities Finance Agency, Series B, Refunding, Revenue Bond,
	5.000%, 10/01/2038	553,225
320,000	North Carolina Eastern Municipal Power Agency Power Systems, Series A, Revenue Bond,
	5.000%, 01/01/2025	386,995

		1,055,213

	Ohio - 2.72%
925,000	Buckeye Tobacco Settlement Financial Authority, Series A, Revenue Bond,
	5.875%, 06/01/2047	800,689
100,000	Ohio Air Quality Development Authority, Series A, Revenue Bond,
	5.700%, 08/01/2020	110,234
500,000	Ohio Higher Education Facilities Commission, Refunding, Revenue Bond,
	5.000%, 01/01/2026	584,840

		1,495,763

	Oregon - 1.18%
175,000	Oregon Department Administrative Lottery Services, Series A, Prerefunded, Revenue Bond,
	5.250%, 04/01/2024	208,605
25,000	Oregon Department Administrative Lottery Services, Series A, Unrefunded, Revenue Bond,
	5.250%, 04/01/2024	29,579
350,000	Oregon Facilities Authority Peacehealth Project, Series A, Refunding, Revenue Bond,
	5.000%, 11/15/2021	412,426

		650,610

	Pennsylvania - 5.39%
350,000	Butler County Hospital Authority, Revenue Bond,
	7.125%, 07/01/2029	420,994
250,000	Chester County, GO,
	5.000%, 11/15/2033	293,460
250,000	Delaware Valley Pennsylvania Regional Finance Authority, Series A, Revenue Bond, AMBAC Insured,
	5.500%, 08/01/2028	302,190
400,000	Pennsylvania Economic Development Financing Authority, Series A, Refunding, Revenue Bond,
	6.250%, 10/15/2023	459,896
	Pennsylvania Higher Educational Facilities Authority, Revenue Bond,
175,000	5.250%, 07/01/2019	187,889
200,000	5.800%, 07/01/2030	213,044
350,000	Pennsylvania Turnpike Commission, Series A-1, Revenue Bond,
	5.000%, 12/01/2038	389,851
500,000	Philadelphia Gas Works, Refunding, Revenue Bond,
	5.250%, 08/01/2017	533,165
150,000	University of Pittsburgh of the Commonwealth System of Higher Education, Series B, Revenue Bond,
	5.000%, 09/15/2028	167,493

		2,967,982

	Rhode Island - 1.07%
500,000	Narragansett Commission Wastewater System, Series B, Refunding, Revenue Bond,
	5.000%, 09/01/2030	589,885

	South Carolina - 0.88%
400,000	Charleston Educational Excellence Financing Corp., Refunding, Revenue Bond,
	5.000%, 12/01/2025	483,084

	South Dakota - 0.21%
100,000	South Dakota Educational Enhancement Funding Corp., Series B, Refunding, Revenue Bond,
	5.000%, 06/01/2026	113,044

	Texas - 9.85%
430,000	Central Texas Regional Mobility Authority, Series A, Refunding, Revenue Bond,
	6.000%, 01/01/2041	501,014
200,000	Dallas-Fort Worth International Airport, Series B, Revenue Bond,
	5.000%, 11/01/2026	236,248
515,000	Frisco Texas Independent School District, Series A, GO, PSF-GTD Insured,
	6.000%, 08/15/2038	577,155
425,000	Harris County Industrial Development, Revenue Bond,
	5.000%, 02/01/2023	473,476
100,000	Harris County-Houston Sports Authority, Refunding, Revenue Bond,
	5.000%, 11/15/2027	115,622
500,000	Houston, GO,
	5.250%, 03/01/2028	547,955
350,000	North Texas Tollway Authority, Series A, Refunding, Revenue Bond,
	4.000%, 01/01/2038	357,427
250,000	North Texas Tollway Authority, Series A, Revenue Bond,
	5.000%, 09/01/2020	290,033
100,000	North Texas Tollway Authority, Series B, Refunding, Revenue Bond,
	5.000%, 01/01/2029	117,025
200,000	Texas, GO,
	5.000%, 04/01/2029	240,300
400,000	Texas, Series A, Prerefunded, GO,
	5.000%, 04/01/2022	421,484
300,000	Texas A & M Permanent University Fund, Series A, Revenue Bond,
	5.250%, 07/01/2030	371,289
260,000	Texas Municipal Gas Acquisition, Series D, Revenue Bond,
	6.250%, 12/15/2026	320,791
	Texas Private Activity Surface Transportation Corp., Revenue Bond,
200,000	7.500%, 12/31/2031	242,370
200,000	7.500%, 06/30/2033	247,138
85,000	7.000%, 12/31/2038	106,766
115,000	6.750%, 06/30/2043	141,545
100,000	Texas Transportation Commission Turnpike, Second Tier, Series C, Refunding Bond,
	5.000%, 08/15/2029	115,153

		5,422,791

	Utah - 1.35%
500,000	Utah Associated Municipal Power Systems San Juan Project, Refunding, Revenue Bond,
	5.500%, 06/01/2022	587,505
155,000	Utah Transit Authority Sales Tax, Series B, Refunding, Revenue Bond,
	1.600%, 06/15/2018	156,514

		744,019

	Virginia - 2.02%
500,000	Henry County Public Service Authority Water & Sewer, Refunding, Revenue Bond, AGM Insured,
	5.500%, 11/15/2019	565,520
400,000	Virginia College Building Authority Educational Facilities, Revenue Bond,
	5.750%, 01/01/2034	546,952

		1,112,472

	Washington - 2.59%
325,000	Central Puget Sound Regional Transit Authority, Series P-1, Refunding, Revenue Bond,
	5.000%, 02/01/2027	384,540
500,000	King County Hospital, Refunding, GO, NATL-RE Insured,
	5.000%, 12/01/2021	520,005
210,000	King County Washington Sewer, Series B, Refunding, Revenue Bond,
	5.000%, 01/01/2031	241,800
250,000	Washington Health Care Facilities Authority, Refunding, Revenue Bond,
	6.375%, 10/01/2036	281,753

		1,428,098

	Wisconsin - 5.58%
500,000	Southeast Wisconsin Professional Baseball Park Sales Tax, Series A, Revenue Bond, NATL-RE Insured,
	5.500%, 12/15/2026	621,300
500,000	Wisconsin, Series 2, Refunding, GO,
	5.000%, 05/01/2025	600,450
1,000,000	Wisconsin, Series A, Refunding, Revenue Bond,
	6.000%, 05/01/2033	1,143,760
	Wisconsin Health & Educational Facilities Authority, Refunding, Revenue Bond,
100,000	5.000%, 05/01/2025	110,893
200,000	5.000%, 08/15/2030	230,634
	Wisconsin Public Finance Authority, Refunding, Revenue Bond,
195,000	5.000%, 07/01/2022	210,380
150,000	5.750%, 10/01/2031	154,366

		3,071,783

	Total Municipal Debt Obligations (Cost $49,820,362)	53,967,426

Number of Shares
	SHORT TERM INVESTMENTS - 0.91%
	Money Market Funds - 0.91%
501,944	Fidelity Tax Exempt Portfolio Effective Yield, 0.01% (c)	501,944

	Total Short Term Investments (Cost $501,944)	501,944

	Total Investments (Cost $50,322,306) - 98.97%	54,469,370
	Other Assets in Excess of Liabilities - 1.03%	569,378

	TOTAL NET ASSETS - 100.00%	$55,038,748

Percentages are stated as a percent of net assets.

(a)	Zero coupon bond. The effective yield is listed.
(b)	Variable Rate Security. The rate shown is the rate in effect on December 31, 2015.
(c)	Seven-day yield as of December 31, 2015.

Glossary of Terms

AGM	Assured Guaranty Municipal Corp.

AMBAC	Ambac Financial Group, Inc.

CMI	California Mortgage Insurance

GO	General Obligation

NATL-RE	National Public Finance Guarantee Corp.

PSF-GTD	Texas Permanent School Fund

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows*:

Cost of investments	$50,322,306

Gross unrealized appreciation	4,151,475
Gross unrealized depreciation	(4,411)

Net unrealized appreciation	$4,147,064

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Valuation Measurements

The Funds have adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments.  The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, bank loans, collateralized mortgage obligations, convertible obligations, corporate obligations, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; and (2) certain common stocks, convertible preferred stocks, preferred stocks and real estate investment trusts; and (3) certain over the-counter derivatives instruments, including forward currency contracts, futures, swaps and options.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional-sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts, futures, swaps and options derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2015:

GuideMark® Large Cap Core Fund
	Level 1	Level 2	Level 3	Total

Common Stocks	$257,197,099	$-	$-	$257,197,099
Investment Companies	3,166,968	-	-	3,166,968
Real Estate Investment Trusts	7,398,623		-	7,398,623
Short Term Investments	833,211	-	-	833,211
Investments Purchased as Securities Lending Collateral	21,997,224	-	-	21,997,224

Total Investments in Securities	$290,593,125	$-	$-	$290,593,125

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuideMark® Emerging Markets Fund
	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$2,275,009	$8,295,042	$-	$10,570,051
Consumer Staples	3,834,609	6,044,352	-	9,878,961
Energy	523,765	6,917,299	-	7,441,064
Financials	1,216,247	25,341,297	-	26,557,544
Health Care	-	3,381,576	-	3,381,576
Industrials	1,062,588	4,905,247	-	5,967,835
Information Technology	4,933,489	12,652,673	-	17,586,162
Materials	390,890	3,404,810	-	3,795,700
Telecommunication Services	1,116,270	7,791,457	-	8,907,727
Utilities	-	198,500	-	198,500

Total Common Stocks	15,352,867	78,932,253	-	94,285,120
Investment Companies	42,654,547	-	-	42,654,547
Real Estate Investment Trusts	-	690,114	-	690,114
Short Term Investments	795,891	-	-	795,891
Investments Purchased as Securities Lending Collateral	3,855,100	-	-	3,855,100

Total Investments in Securities	$62,658,405	$79,622,367	$-	$142,280,772

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuideMark® Small/Mid Cap Core Fund
	Level 1	Level 2	Level 3	Total

Common Stocks	$70,063,307	$-	$-	$70,063,307

Investment Companies	563,639	-	-	563,639

Real Estate Investment Trusts	5,282,404	-	-	5,282,404

Short Term Investments	356,543	-	-	356,543

Investments Purchased as Securities Lending Collateral	9,233,055	-	-	9,233,055

Total Investments in Securities	$85,498,948	$-	$-	$85,498,948

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuideMark® World ex-US Fund
	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$2,006,856	$32,885,405	$-	$34,892,261
Consumer Staples	3,753,341	25,814,290	-	29,567,631
Energy	82,607	4,093,743	-	4,176,350
Financials	5,354,700	40,617,389	-	45,972,089
Health Care	-	24,259,711	-	24,259,711
Industrials	325,351	25,800,735	-	26,126,086
Information Technology	1,350,166	13,257,389	-	14,607,555
Materials	1,046,954	11,391,835	-	12,438,789
Telecommunication Services	178,218	7,586,701	-	7,764,919
Utilities	-	3,418,970	-	3,418,970

Total Common Stocks	14,098,193	189,126,168	-	203,224,361
Real Estate Investment Trusts	-	2,769,749	-	2,769,749
Short Term Investments	720,951	-	-	720,951
Investments Purchased as Securities Lending Collateral	2,975,175	-	-	2,975,175

Total Investments in Securities	$17,794,319	$191,895,917	$-	$209,690,236

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of level 3.

Below is a reconciliation that details the transfer of securities between Level 1 and Level 2 during the reporting period.

Description	Investments in Securities

Transfers into Level 1	$1,519,755
Transfers out of Level 1	-

Net Transfers into/(out of) Level 1	$1,519,755

Transfers into Level 2	$-
Transfers out of Level 2	(1,519,755)

Net Transfers into/(out of) Level 2	$(1,519,755)

Transfers were made due to an increase or decrease in the level of inputs utilized for such securities in accordance with the fair value hierarchy.

There were no transfers in or out of Level 3. Transfers between levels are recognized at the end of the reporting period.

GuideMark® Opportunistic Equity Fund
	Level 1	Level 2	Level 3	Total

Common Stocks	$104,579,873	$-	$-	$104,579,873

Real Estate Investment Trusts	3,141,163	-	-	3,141,163

Short Term Investments	677,163	-	-	677,163

Investments Purchased as Securities Lending Collateral	9,492,819	-	-	9,492,819

Total Investments in Securities	$117,891,018	$-	$-	$117,891,018

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuideMark® Core Fixed Income Fund
	Level 1	Level 2	Level 3	Total

Fixed Income
Asset Backed Securities	$-	$26,045,112	$-	$26,045,112
Collateralized Mortgage Obligations	-	21,164,310	-	21,164,310
Corporate Obligations	-	97,308,120	-	97,308,120
Foreign Government Debt Obligations	-	151,721	-	151,721
Mortgage Backed Securities	-	84,273,676	-	84,273,676
Municipal Debt Obligations	-	1,517,455	-	1,517,455
U.S. Treasury Obligations	-	23,500,348	-	23,500,348

Total Fixed Income	-	253,960,742	-	253,960,742
Short Term Investments	1,858,141	-	-	1,858,141
Investments Purchased as Securities Lending Collateral	1,556,825	-	-	1,556,825

Total Investments in Securities	$3,414,966	$253,960,742	$-	$257,375,708

Other Financial Instruments*
Futures	$25,815	$-	$-	$25,815
Swaps	-	70,840	-	70,840

Total	$25,815	$70,840	$-	$96,655

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swaps. Futures and swaps are reflected at the unrealized appreciation on the instrument.

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuideMark® Tax-Exempt Fixed Income Fund
	Level 1	Level 2	Level 3	Total

Municipal Debt Obligations	$-	$53,967,426	$-	$53,967,426
Short Term Investments	501,944	-	-	501,944

Total Investments in Securities	$501,944	$53,967,426	$-	$54,469,370

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

Derivative Instruments and Hedging Activities

Each Trust has adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

In general, the use of derivatives may increase the risk within the Fund. The use of over-the-counter derivatives involves the risk that the counterparty to the contract will fail to make required payments or otherwise comply with the terms of the contract. The results achieved by the use of derivatives in the Fund may not match or fully offset changes in the value of the underlying financial assets being hedged or the investment opportunity the Fund was pursuing, thereby failing to achieve, to an extent, the original purpose for using the derivatives. Certain types of derivatives may create leverage insofar as a Fund may receive returns (or suffer losses) exceeding the initial amounts the Fund committed in connection with the derivatives. The use of derivatives can result in losses or gains to a Fund exceeding the amount the Fund would have experienced in the absence of using derivatives. A relatively small price movement in a derivative may result in an immediate and substantial loss, or gain, to the Fund.

GuideMark® Core Fixed Income Fund

During the period, the Fund used fixed income derivatives including U.S. Treasury futures, credit default swaps on investment grade fixed income indices (CDX) and interest rate swaps, for both hedging and investment purposes, primarily duration management, risk management, and the pursuit of relative value opportunities. Futures contracts used in the Fund during the period included those based on short, medium, and long-term U.S. Treasury debt.

The Fund used futures contracts during the period primarily to manage interest rate risk. The Fund used investment grade CDX to efficiently manage investment grade credit exposure.

Statement of Assets and Liabilities -- Values of Derivative Instruments as of December 31, 2015

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value

Credit Contracts - Swaps	Appreciation on Swap Agreements	$8,262	Depreciation on Swap Agreements	$-

Interest Rate Contracts - Swaps	Appreciation on Swap Agreements	62,578	Depreciation on Swap Agreements	-

Interest Rate Contracts - Futures*	Unrealized appreciation on futures contracts	75,011	Unrealized depreciation on futures contracts	49,196

Total		$145,851		$49,196

*Includes cumulative appreciation/depreciation as reported on the Schedule of Investments.

The average monthly notional amount outstanding of futures and swaps during the period ended December 31, 2015 were as follows:

Long Positions		Short Positions
Futures	$20,286,375	Futures	($13,179,992)
Swaps	7,557,700	Swaps	-

Derivative Risks

The risks of using the various types of derivatives in which the Fund may engage include: the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Advisor or sub-advisor; the risk that the counterparty to a derivative contract may fail to comply with its obligations to the Fund; the risk that there may not be a liquid secondary market for the derivative at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Fund may induce leverage in the Fund, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Fund.

Secured Borrowings

The Trusts, on behalf of certain of the Funds, entered into securities lending arrangements with U.S. Bank, N.A. (the “Custodian”). Under the term of the agreement, the Custodian is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, under normal market conditions, the Funds receive cash collateral in the amount of at least 102% of the value of securities loaned for domestic securities, and 105% of the value of securities loaned with respect to foreign securities. The cash collateral is invested in short term instruments as noted in the Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received. After predetermined rebates to brokers, a percentage of the net securities lending revenue is credited to the Funds to be used as an offset against custody costs and other charges incurred by the Funds. The Custodian is paid a fee for administering a securities lending program for the Funds, equal to the remaining percentage of the net securities lending revenues generated under the agreement.

As of December 31, 2015, the Funds (excluding the Tax-Exempt Fixed Income Fund) had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in each Fund’s Schedule of Investments. Income earned from these investments is allocated to each Fund based on each Fund’s portion of total cash collateral received.

Securities Lending Transactions

Overnight and Continuous	Money Market Funds *

Large Cap Core Fund	$21,997,224
Emerging Markets Fund	3,855,100
Small/Mid Cap Core Fund	9,233,055
World ex-US Fund	2,975,175
Opportunistic Equity Fund	9,492,819
Core Fixed Income Fund	1,556,825
Tax-Exempt Fixed Income Fund	-

* Proceeds from securities lending (MM collateral).

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GPS Funds I

By (Signature and Title)	/s/ Carrie E. Hansen
Carrie E. Hansen
Principal Executive Officer/President

Date	02/25/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Carrie E. Hansen
Carrie E. Hansen
Principal Executive Officer/President

Date	02/25/2016

By (Signature and Title)	/s/ Patrick R. Young
Patrick R. Young
Principal Financial Officer/Treasurer

Date	02/25/2016